          As filed with the Securities and Exchange Commission on April 13, 2006
                                                       REGISTRATION NO. 33-58131
                                                                       811-07259


================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 11
                                     AND/OR



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 11

                                ----------------


                 THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                           (Exact Name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)
                                   ----------
                 One Cityplace, Hartford, Connecticut 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000


                                 Marie C. Swift
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)


                                   -----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):


[ ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]   on May 1, 2006 pursuant to paragraph (b) of Rule 485.

[ ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts


================================================================================

                        VINTAGE(SM) ANNUITY PROSPECTUS:
                  METLIFE OF CT FUND BD FOR VARIABLE ANNUITIES
                 METLIFE OF CT FUND BD II FOR VARIABLE ANNUITIES



This prospectus describes VINTAGE(SM) ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut (formerly The Travelers Insurance Company and The Travelers Life and Annuity Company, respectively).* MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts") as well as those that do not qualify for such treatment ("Non-qualified Contracts"). We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."


You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:


AIM VARIABLE INSURANCE FUNDS (SERIES I)
   AIM V.I. Core Equity Fund+
AMERICAN FUNDS INSURANCE SERIES (CLASS 2)
   American Funds Global Growth Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
   Dreyfus Variable Investment Fund Developing Leaders Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES+
   Legg Mason Partners Variable Dividend Strategy Portfolio+
   Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio+ LEGG MASON PARTNERS LIFESTYLE SERIES, INC.+
   Legg Mason Partners Variable Lifestyle Balanced Portfolio+
   Legg Mason Partners Variable Lifestyle Growth Portfolio+
   Legg Mason Partners Variable Lifestyle High Growth Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC. (CLASS I)+
   Legg Mason Partners Variable Investors Portfolio+
   Legg Mason Partners Variable Total Return Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II+
  Legg Mason Partners Variable Equity Index Portfolio -
    Class II+
   Legg Mason Partners Variable Fundamental Value Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS III, INC.+
   Legg Mason Partners Variable High Income Portfolio+
   Legg Mason Partners Variable International All Cap Growth Portfolio+
   Legg Mason Partners Variable Large Cap Growth Portfolio+
   Legg Mason Partners Variable Large Cap Value Portfolio+
   Legg Mason Partners Variable Money Market Portfolio+
LEGG MASON PARTNERS VARIABLE PORTFOLIOS V+
   Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio+
MET INVESTORS SERIES TRUST (CLASS A)
   Batterymarch Mid-Cap Stock Portfolio+
   Lord Abbett Bond Debenture Portfolio+
   Mercury Large-Cap Core Portfolio+
   Met/AIM Capital Appreciation Portfolio+
   Pioneer Strategic Income Portfolio+
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth Portfolio - Class D+
   BlackRock Bond Income Portfolio - Class E+
   Capital Guardian U.S. Equity Portfolio - Class A+
   FI Large Cap Portfolio - Class A+
   MFS Total Return Portfolio - Class F+
   T. Rowe Price Large Cap Growth Portfolio - Class B+
   Western Asset Management Strategic Bond Opportunities Portfolio - Class  A+


----------


+ This Variable Funding Option has been subject to a merger, substitution or name change. Please see "THE ANNUITY CONTRACT -- The Variable Funding Options" for more information.



*    THE TRAVELERS LIFE INSURANCE COMPANY HAS FILED FOR APPROVAL TO CHANGE
     ITS NAME TO METLIFE INSURANCE COMPANY OF CONNECTICUT. THE TRAVELERS LIFE AND ANNUITY COMPANY HAS FILED FOR APPROVAL TO CHANGE ITS NAME TO METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT. THE CHANGE WILL BE EFFECTIVE MAY 1, 2006 PENDING REGULATORY APPROVAL. YOU WILL RECEIVE A CONTRACT ENDORSEMENT NOTIFYING YOU OF THE NAME CHANGE ONCE IT HAS OCCURRED.



The Contract is not offered to new purchasers.



This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2006. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to us at One Cityplace, 185 Asylum Street, 3CP, Hartford, Connecticut 06103-3415, call 1-800-842-9325 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.


NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                          PROSPECTUS DATED MAY 1, 2006

                                TABLE OF CONTENTS


Glossary...............................................     3
Summary................................................     5
Fee Table..............................................     8
Condensed Financial Information........................    12
The Annuity Contract...................................    12
   Contract Owner Inquiries............................    13
   Purchase Payments...................................    13
   Accumulation Units..................................    13
   The Variable Funding Options........................    14
The Fixed Account......................................    17
Charges and Deductions.................................    17
   General.............................................    17
   Withdrawal Charge...................................    18
   Free Withdrawal Allowance...........................    19
   Administrative Charges..............................    19
   Mortality and Expense Risk Charge...................    19
   Variable Liquidity Benefit Charge...................    19
   Variable Funding Option Expenses....................    20
   Premium Tax.........................................    20
   Changes in Taxes Based upon Premium or Value........    20
Transfers..............................................    20
   Dollar Cost Averaging...............................    21
Access to Your Money...................................    22
   Systematic Withdrawals..............................    23
   Loans...............................................    23
Ownership Provisions...................................    23
   Types of Ownership..................................    23
     Contract Owner....................................    23
     Beneficiary.......................................    23
     Annuitant.........................................    24
Death Benefit..........................................    24
   Death Proceeds before the Maturity Date.............    24
   Payment of Proceeds.................................    26
   Beneficiary Contract Continuance....................    27
   Planned Death Benefit...............................    28
   Death Proceeds after the Maturity Date..............    28
The Annuity Period.....................................    28
   Maturity Date.......................................    28
   Allocation of Annuity...............................    29
   Variable Annuity....................................    29
   Fixed Annuity.......................................    29
Payment Options........................................    30
   Election of Options.................................    30
   Annuity Options.....................................    30
   Income Options......................................    30
   Variable Liquidity Benefit..........................    31
Miscellaneous Contract Provisions......................    31
   Right to Return.....................................    31
   Termination.........................................    31
   Required Reports....................................    31
   Suspension of Payments..............................    32
The Separate Accounts..................................    32
   Performance Information.............................    32
Federal Tax Considerations.............................    33
   General Taxation of Annuities.......................    33
   Types of Contracts: Qualified and Non-qualified.....    33
   Qualified Annuity Contracts.........................    33
   Taxation of Qualified Annuity Contracts.............    33
   Mandatory Distributions for Qualified Plans.........    34
   Non-qualified Annuity Contracts.....................    34
   Diversification Requirements for Variable
      Annuities........................................    35
   Ownership of the Investments........................    35
   Taxation of Death Benefit Proceeds..................    35
   Other Tax Considerations............................    35
   Treatment of Charges for Optional Benefits..........    35
   Penalty Tax for Premature Distribution..............    35
   Puerto Rico Tax Considerations......................    36
   Non-Resident Aliens.................................    36
Other Information......................................    36
   The Insurance Companies.............................    36
   Financial Statements................................    37
   Distribution of Variable Annuity Contracts..........    37
   Conformity with State and Federal Laws..............    39
   Voting Rights.......................................    39
   Restrictions on Financial Transactions..............    39
   Legal Proceedings and Opinions......................    39
Appendix A: Condensed Financial Information
   for MetLife of CT Fund BD for Variable Annuities....   A-1
Appendix B: Condensed Financial Information
   for MetLife of CT Fund BD II for Variable Annuities    B-1
Appendix C: The Fixed Account.........................
Appendix D: Enhanced Death Benefit for Contracts          C-1
  Issued before June 1, 1997..........................
Appendix E: Contents of the Statement                     D-1
  of Additional Information...........................    E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (I) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.


HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut or any other office that we may designate for the purpose of administering this Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an annuity or income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- a Subaccount of the Separate Account that invests in an Underlying Fund.


WE, US, OUR -- MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut.


WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                          VINTAGE(SM) VARIABLE ANNUITY


THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut ("the Company," "We" or "Us"). MetLife Life and Annuity Company of Connecticut does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing company. Each company sponsors its own segregated account ("Separate Account"). MetLife Insurance Company of Connecticut sponsors the MetLife of CT Fund BD for Variable Annuities ("Fund BD"); MetLife Life and Annuity Company of Connecticut sponsors the MetLife of CT Fund BD II for Variable Annuities ("Fund BD II"). When we refer to the Separate Account, we are referring to either Fund BD or Fund BD II, depending upon your issuing Company.



The Contract is not offered to new purchasers.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, under a Qualified Contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Non-qualified Contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income ("Annuity Payments:") you receive during the payout phase.


During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the in the form of a variable annuity, a fixed annuity, or a combination of both. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.


WHO CAN PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual non-qualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans; and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. See The Annuity Contract section for more information.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date. Amounts previously transferred from the Fixed Account to the Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of the transfer.


WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E charge at an annual rate of 1.02% for the Standard Death Benefit and 1.30% for the Enhanced Death Benefit. For Contracts with a value of less than $40,000, we also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.



We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 6%, decreasing to 0% after six full years.


Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. Please refer to Payment Options for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a Non-qualified Contract, payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, and income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions. The Enhanced Death Benefit may not be available in all states. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      - SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

      - AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected.

      - BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(ies) may elect to continue his/her portion of the Contract rather than have the death benefit paid to the beneficiary.

                                    FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

WITHDRAWAL CHARGE:                                       6%(1)

(as a percentage of the Purchase Payments withdrawn)

VARIABLE LIQUIDITY BENEFIT CHARGE:                       6%(2)

(as a percentage of the present value of the remaining Annuity Payments that are surrendered. The interest rate used to calculate this present value is 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

CONTRACT ADMINISTRATIVE CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:                   $30(3)

----------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 6 years. The charge is as follows:

    YEARS SINCE PURCHASE PAYMENT MADE
----------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN    WITHDRAWAL CHARGE
0 years                       3 years              6%
3 years                       4 years              3%
4 years                       5 years              2%
5 years                       6 years              1%
6 years+                                           0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after six years. The charge is as follows:

  YEARS SINCE INITIAL PURCHASE PAYMENT
----------------------------------------
GREATER THAN OR EQUAL TO   BUT LESS THAN      WITHDRAWAL CHARGE
0 years                       3 years                6%
3 years                       4 years                3%
4 years                       5 years                2%
5 years                       6 years                1%
6 years+                                             0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:

(as a percentage of the average daily net assets of the Separate Account)


       STANDARD DEATH BENEFIT
Mortality and Expense Risk Charge.........   1.02%
Administrative Expense Charge.............   0.15%
                                             ----
   Total Annual Separate Account Charges..   1.17%



        ENHANCED DEATH BENEFIT
Mortality and Expense Risk Charge.............  1.30%
Administrative Expense Charge.................  0.15%
                                                ----
     Total Annual Separate Account Charges....  1.45%



UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2005 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                         MINIMUM      MAXIMUM
TOTAL ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Underlying Fund assets,
  including management fees, distribution and/or service fees (12b-1)
  fees, and other expenses)                                              0.47%        1.16%



UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)



                                                                                             CONTRACTUAL
                                                 DISTRIBUTION                   TOTAL            FEE            NET TOTAL
                                                    AND/OR                      ANNUAL          WAIVER           ANNUAL
                                  MANAGEMENT     SERVICE(12b-1)     OTHER      OPERATING    AND/OR EXPENSE      OPERATING
UNDERLYING FUND:                      FEE            FEES         EXPENSES      EXPENSES    REIMBURSEMENT      EXPENSES**
------------------------------    ----------     --------------   --------     ---------   ---------------     ----------
AIM VARIABLE INSURANCE FUNDS
   (SERIES I)
   AIM V.I. Core Equity Fund         0.60%             --           0.27%        0.87%            --            0.87%(1)
AMERICAN FUNDS INSURANCE
   SERIES (CLASS 2)
   American Funds Global
     Growth Fund*                    0.58%           0.25%          0.04%        0.87%            --            0.87%
   American Funds Growth Fund*       0.33%           0.25%          0.02%        0.60%            --            0.60%
   American Funds
     Growth-Income Fund*             0.28%           0.25%          0.01%        0.54%            --            0.54%
DREYFUS VARIABLE INVESTMENT
   FUND (INITIAL SHARES)
   Dreyfus Variable
     Investment Fund
     Developing Leaders
     Portfolio                       0.75%             --           0.06%        0.81%            --            0.81%
LEGG MASON PARTNERS
   INVESTMENT SERIES
   Legg Mason Partners
     Variable Dividend
     Strategy Portfolio++            0.65%             --           0.21%        0.86%            --            0.86%
   Legg Mason Partners
     Variable Premier
     Selections All Cap++
     Growth Portfolio                0.75%             --           0.19%        0.94%            --            0.94%
LEGG MASON PARTNERS LIFESTYLE
   SERIES, INC.

   Legg Mason Partners
     Variable Lifestyle
     Balanced Portfolio              0.35%             --           0.70%        1.05%            --            1.05%(2)
   Legg Mason Partners
     Variable Lifestyle
     Growth Portfolio                0.35%             --           0.75%        1.10%            --            1.10%(2)
   Legg Mason Partners
     Variable Lifestyle High
     Growth Portfolio                0.35%             --           0.81%        1.16%            --            1.16%(2)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC. (Class I)
   Legg Mason Partners
     Variable Investors
     Portfolio                       0.65%             --           0.06%        0.71%            --            0.71%
   Legg Mason Partners
     Variable Total Return
     Portfolio                       0.75%             --           0.18%        0.93%            --            0.93%(3)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners
     Variable Equity Index
     Portfolio - Class II*           0.31%           0.25%          0.03%        0.59%            --            0.59%
   Legg Mason Partners
     Variable Fundamental
     Value Portfolio                 0.75%             --           0.03%        0.78%            --            0.78%
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners
     Variable High Income
     Portfolio++                     0.60%             --           0.06%        0.66%            --            0.66%
   Legg Mason Partners
     Variable International
     All Cap Growth Portfolio++      0.85%             --           0.15%        1.00%            --            1.00%(4)
   Legg Mason Partners
     Variable Large Cap
     Growth Portfolio++              0.75%             --           0.04%        0.79%            --            0.79%(4)
   Legg Mason Partners
     Variable Large Cap Value
     Portfolio++                     0.60%             --           0.05%        0.65%            --            0.65%
   Legg Mason Partners
     Variable Money Market
     Portfolio++                     0.45%             --           0.02%        0.47%            --            0.47%(4)
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners
     Variable Small Cap
     Growth Opportunities
     Portfolio                       0.75%             --           0.30%        1.05%            --            1.05%
MET INVESTORS SERIES TRUST
   (CLASS A)
   Batterymarch Mid-Cap Stock
     Portfolio                       0.70%             --           0.10%        0.80%            --            0.80%(9)
   Lord Abbett Bond Debenture
     Portfolio                       0.51%             --           0.05%        0.56%            --            0.56%
   Mercury Large-Cap Core
     Portfolio                       0.78%             --           0.12%        0.90%            --            0.90%(9)
   Met/AIM Capital
     Appreciation Portfolio          0.76%             --           0.05%        0.81%            --            0.81%(9)
   Pioneer Strategic Income
     Portfolio                       0.73%             --           0.09%        0.82%            --            0.82%(9)
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive
     Growth Portfolio - Class
     D*                              0.73%           0.10%          0.06%        0.89%            --            0.89%
   BlackRock Bond Income
     Portfolio - Class E*            0.40%           0.15%          0.07%        0.62%            --            0.62%(5)
   Capital Guardian U.S.
     Equity Portfolio - Class
     A                               0.67%             --           0.06%        0.73%            --            0.73%
   FI Large Cap Portfolio -
     Class A                         0.80%             --           0.06%        0.86%            --            0.86%(6)
   MFS Total Return Portfolio
     - Class F*                      0.57%           0.20%          0.16%        0.93%            --            0.93%(7)

   T. Rowe Price Large Cap
     Growth Portfolio - Class
     B*                              0.60%           0.25%          0.12%        0.97%            --            0.97%(8)
   Western Asset Management
     Strategic Bond
     Opportunities Portfolio
     - Class A                       0.65%             --           0.10%        0.75%            --            0.75%



* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).



** Net Total Annual Operating Expenses do not reflect (1) voluntary waivers of fees and expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.



++ Fees and expenses for this Portfolio are based on the Portfolio's fiscal year ended October 31, 2005.


NOTES


(1) As a result of a reorganization of another Fund into the Fund, which will occur on or about May 1, 2006, the Fund's Total Annual Operating Expenses have been restated to reflect such reorganization.



(2) Each Portfolio of the Legg Mason Partners Lifestyle Series, Inc. (a "fund of funds") invests in the shares of other mutual funds ("underlying funds"). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/06 (the fiscal year end of the Portfolios).



(3) Management fees in the table have been restated to reflect a new management fee schedule that became effective on October 1, 2005.



(4) Management fees in the table have been restated to reflect a new management fee schedule that became effective on November 1, 2005.



(5) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses)payable by the Portfolio, in the following amount: 0.025% on assets in excess of $1 billion and less than $2 billion.



(6) The Portfolio's total annual expenses have been restated to reflect the reorganization of another Portfolio into this Portfolio which occurred as of the close of business on April 28, 2006. The expenses have also been restated to reflect contractual arrangements in effect on May 1, 2006.


(7) The management fee has been restated to reflect a new management fee schedule that became effective on May 1, 2006.


(8) Our affiliate, MetLife Advisers, LLC and the Metropolitan Series Fund, Inc. have entered into an expense agreement under which MetLife Advisers, LLC will waive, through April 30, 2007, the management fees (other than brokerage costs, interest, taxes or extraordinary expenses) payable by the Portfolio, in the following amount: 0.015% on the first $50 million of assets.



(9) Fees and expenses for this Portfolio are estimated for the year ending December 31, 2006.



EXAMPLE



The example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.



The example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The example reflects the annual contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the example is based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.



The example assumes you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.



                                            IF CONTRACT IS SURRENDERED AT THE END OF     IF CONTRACT IS NOT SURRENDERED OR
                                                         PERIOD SHOWN:                 ANNUITIZED AT THE END OF PERIOD SHOWN:
                                            ----------------------------------------  ---------------------------------------
FUNDING OPTION                              1 YEAR    3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
-----------------------------------------   ------    -------   -------    --------   ------    -------    -------   --------
Underlying Fund with Maximum Total Annual
Operating Expenses                           $869     $1,425    $1,606     $2,978      $269      $825      $1,406     $2,978
Underlying Fund with Minimum Total Annual
Operating Expenses                           $800     $1,217    $1,260     $2,286      $200      $617      $1,060     $2,286

                         CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

                              THE ANNUITY CONTRACT


Vintage Annuity is a contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.


The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.


The Contract is not offered to new purchasers.


                                   MAXIMUM AGE BASED ON THE OLDER OF THE OWNER AND
DEATH BENEFIT/OPTIONAL FEATURE     ANNUITANT ON THE CONTRACT DATE
------------------------------     -----------------------------------------------
Standard Death Benefit                                80
Enhanced Death Benefit                                75

Since optional death benefits carry higher charges, you should consider the ages of the owner and Annuitant when electing these benefits, as the additional value provided by the benefit may be significantly reduced or eliminated depending on the ages of the owner and Annuitant at the time of election.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your tax adviser to determine if this Contract is appropriate for you.


CONTRACT OWNER INQUIRIES


Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9325.


PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $500 at any time. No additional Purchase Payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS


You choose the Variable Funding Options to which you allocate your Purchase Payments. From time to time we may make new Variable Funding Options available. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity contracts, variable life insurance policies, and in some instances, certain retirement plans. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.



We select the Underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund's adviser or sub-adviser is one of our affiliates or whether the Underlying Fund, its adviser, its sub-adviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative, marketing and other support services that would otherwise be provided by the Underlying Fund, the Underlying Fund's investment adviser, or its distributor. In some cases, we have included Underlying Funds based on recommendations made by broker-dealer firms. When we develop a variable product in cooperation with a fund family or distributor (e.g., a "private label" product), we will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.



We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.



In certain circumstances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. ("MetLife") and Legg Mason, Inc. ("Legg Mason") relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. ("Citigroup") as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason replaced the Citigroup affiliates as a party to the agreement when Citigroup sold its asset management business to Legg Mason.



If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Underlying Fund or Underlying Funds without your consent. The substituted Underlying Fund(s) may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Underlying Funds to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion.



You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.



ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, an investment adviser (other than our affiliates MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser of an Underlying Fund, or its affiliates, may compensate us and/or certain of our affiliates for administrative or other services relating to the Underlying Funds. The amount of this compensation is not deducted from Fund assets and does not decrease the Fund's investment return. The amount of the compensation is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of an Underlying Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.



We and/or certain of our affiliated insurance companies are joint members of our affiliated investment advisers MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as "limited liability companies." Our membership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. We may benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the advisers. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for information on the management fees paid by the advisers to the sub-advisers.)



Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of Variable Annuity Contracts.") The payments are deducted from the assets of the Underlying Funds and are paid to our distributor, MLI Distribution LLC. These payments decrease the Funds' investment return.



The agreement described above between MetLife and Legg Mason also obligates Legg Mason affiliates to continue on their current terms certain arrangements under which we receive payments in connection with our provision of administrative, marketing or other support services to the Underlying Funds advised or sub-advised by Legg Mason affiliates.



We make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. (See "Other Information -- Distribution of Variable Annuity Contracts.")



Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment adviser and fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through your registered representative. We do not guarantee the investment results of the Underlying Funds.


The current Underlying Funds are listed below, along with their investment advisers and any subadviser:


FUNDING                                                  INVESTMENT                               INVESTMENT
OPTION                                                   OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ---------------------------------------     ----------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I)
   AIM V.I. Core Equity Fund              Seeks growth of capital.                    A I M Advisors, Inc.

AMERICAN FUNDS INSURANCE SERIES
   (CLASS 2)
   American Funds Global Growth Fund      Seeks capital appreciation through          Capital Research and Management
                                          stocks.                                     Company
   American Funds Growth Fund             Seeks capital appreciation through          Capital Research and Management
                                          stocks.                                     Company
   American Funds Growth-Income Fund      Seeks both capital appreciation and         Capital Research and Management
                                          income.                                     Company
DREYFUS VARIABLE INVESTMENT FUND
   (INITIAL SHARES)
   Dreyfus Variable Investment Fund       Seeks capital growth.                       The Dreyfus Corporation
     Developing Leaders Portfolio
LEGG MASON PARTNERS INVESTMENT SERIES
   Legg Mason Partners Variable           Seeks capital appreciation principally      Smith Barney Fund Management LLC
     Dividend Strategy Portfolio          through investments in dividend-paying
                                          stocks.
   Legg Mason Partners Variable           Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Premier Selections All Cap
     Growth Portfolio
LEGG MASON PARTNERS LIFESTYLE SERIES,
   INC.
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Lifestyle Balanced Portfolio
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Lifestyle Growth Portfolio
   Legg Mason Partners Variable           Seeks capital appreciation.                 Smith Barney Fund Management LLC
     Lifestyle High Growth Portfolio
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS I, INC. (Class I)
   Legg Mason Partners Variable           Seeks long-term growth of capital.          Salomon Brothers Asset Management
     Investors Portfolio                  Secondarily seeks current income.           Inc

   Legg Mason Partners Variable Total     Seeks above-average income (compared to     Salomon Brothers Asset Management
     Return Portfolio                     a portfolio invested entirely in equity     Inc
                                          securities). Secondarily seeks growth
                                          of capital and income.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS II
   Legg Mason Partners Variable           Seeks investment results that, before       TIMCO Asset Management Inc.
   Equity Index Portfolio - Class II      expenses, correspond to the price and
                                          yield performance of the S&P 500 Index.
   Legg Mason Partners Variable           Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Fundamental Value Portfolio          Current income is a secondary
                                          consideration.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS III, INC.
   Legg Mason Partners Variable High      Seeks high current income. Secondarily,     Smith Barney Fund Management LLC
     Income Portfolio                     seeks capital appreciation.
   Legg Mason Partners Variable           Seeks total return on assets from           Smith Barney Fund Management LLC
     International All Cap Growth         growth of capital and income.
     Portfolio
   Legg Mason Partners Variable Large     Seeks long-term growth of capital.          Smith Barney Fund Management LLC
     Cap Growth Portfolio
   Legg Mason Partners Variable Large     Seeks long-term growth of capital with      Smith Barney Fund Management LLC
     Cap Value Portfolio                  current income as a secondary objective.
   Legg Mason Partners Variable Money     Seeks to maximize current income            Smith Barney Fund Management LLC
      Market Portfolio                    consistent with preservation of capital.
LEGG MASON PARTNERS VARIABLE
   PORTFOLIOS V
   Legg Mason Partners Variable Small     Seeks long-term capital growth.             Smith Barney Fund Management LLC
     Cap Growth Opportunities
     Portfolio
MET INVESTORS SERIES TRUST (CLASS A)
   Batterymarch Mid-Cap Stock             Seeks growth of capital.                    Met Investors Advisory LLC
     Portfolio                                                                        Subadviser: Batterymarch Financial
                                                                                      Management, Inc.
   Lord Abbett Bond Debenture             Seeks high current income and the           Met Investors Advisory LLC
     Portfolio                            opportunity for capital appreciation to     Subadviser: Lord, Abbett & Co. LLC
                                          produce a high total return.
   Mercury Large-Cap Core Portfolio       Seeks long-term capital growth.             Met Investors Advisory LLC
                                                                                      Subadviser: Merrill Lynch
                                                                                      Investment Managers, L.P.
   Met/AIM Capital Appreciation           Seeks capital appreciation.                 Met Investors Advisory LLC
     Portfolio                                                                        Subadviser:  AIM Capital
                                                                                      Management, Inc.
   Pioneer Strategic Income Portfolio     Seeks a high level of current income.       Met Investors Advisory LLC
                                                                                      Subadviser: Pioneer Investment
                                                                                      Management, Inc.
METROPOLITAN SERIES FUND, INC.
   BlackRock Aggressive Growth            Seeks maximum capital appreciation.         MetLife Advisers, LLC
     Portfolio - Class D                                                              Subadviser: BlackRock Advisors,
                                                                                      Inc.
   BlackRock Bond Income Portfolio -      Seeks competitive total return              MetLife Advisers, LLC
     Class E                              primarily from investing in                 Subadviser: BlackRock Advisors,
                                          fixed-income securities.                    Inc.
   Capital Guardian U.S. Equity           Seeks long-term growth of capital.          MetLife Advisers, LLC
     Portfolio - Class A                                                              Subadviser: Capital Guardian Trust
                                                                                      Company
   FI Large Cap Portfolio - Class A       Seeks long-term growth of capital.          MetLife Advisers, LLC
                                                                                      Subadviser: Fidelity Management &
                                                                                      Research Company
   MFS Total Return Portfolio - Class     Seeks a favorable total return through      MetLife Advisers, LLC
     F                                    investment in a diversified portfolio.      Subadviser: Massachusetts
                                                                                      Financial Services Company
   T. Rowe Price Large Cap Growth         Seeks long-term growth of capital and,      MetLife Advisers, LLC
     Portfolio - Class B                  secondarily, dividend income.               Subadviser: T. Rowe Price
                                                                                      Associates Inc.

   Western Asset Management Strategic     Seeks to maximize total return              MetLife Advisers, LLC
     Bond Opportunities Portfolio -       consistent with preservation of capital.    Subadviser: Western Asset
     Class A                                                                          Management Company

ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS



Underlying Fund Name Changes



                  FORMER NAME                                                     NEW NAME
----------------------------------------------------------   ----------------------------------------------------------
GREENWICH STREET SERIES FUND                                 LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
  Equity Index Portfolio                                       Legg Mason Partners Variable Equity Index Portfolio
  Fundamental Value Portfolio                                  Legg Mason Partners Variable Fundamental Value Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.                  LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC.
  Investors Fund                                               Legg Mason Partners Variable Investors Portfolio
  Total Return Fund                                            Legg Mason Partners Variable Total Return Portfolio
SMITH BARNEY ALLOCATION SERIES INC.                          LEGG MASON PARTNERS LIFESTYLE SERIES, INC.
  Select Balanced Portfolio                                    Legg Mason Partners Variable Lifestyle Balanced Portfolio
  Select Growth Portfolio                                      Legg Mason Partners Variable Lifestyle Growth Portfolio
  Select High Growth Portfolio                                 Legg Mason Partners Variable Lifestyle High Growth
                                                               Portfolio
SMITH BARNEY INVESTMENT SERIES                               LEGG MASON PARTNERS INVESTMENT SERIES
  Smith Barney Dividend Strategy Portfolio                     Legg Mason Partners Variable Dividend Strategy Portfolio
  Smith Barney Premier Selections All Cap Growth Portfolio     Legg Mason Partners Variable Premier Selections All Cap
                                                                 Growth Portfolio



UNDERLYING FUND MERGERS/REORGANIZATIONS



The former Underlying Funds were merged with or reorganized into the new Underlying Funds.



            FORMER UNDERLYING FUND                                             NEW UNDERLYING FUND
----------------------------------------------------------   --------------------------------------------------------
  AIM V.I. Premier Equity Fund                                 AIM V.I. Core Equity Fund
THE TRAVELERS SERIES TRUST                                   MET INVESTORS SERIES TRUST
  AIM Capital Appreciation Portfolio                           Met/AIM Capital Appreciation Portfolio
  Convertible Securities Portfolio                             Lord Abbett Bond Debenture Portfolio
  Disciplined Mid Cap Stock Portfolio                          Batterymarch Mid-Cap Stock Portfolio
  Mercury Large Cap Core Portfolio                             Mercury Large-Cap Core Portfolio
  Pioneer Strategic Income Portfolio                           Pioneer Strategic Income Portfolio
                                                             METROPOLITAN SERIES FUND, INC.
  MFS Mid Cap Growth Portfolio                                 BlackRock Aggressive Growth Portfolio
  MFS Total Return Portfolio                                   MFS Total Return Portfolio
  Salomon Brothers Strategic Total Return Bond Portfolio       Western Asset Management Strategic Bond Opportunities
                                                                 Portfolio
  Strategic Equity Portfolio                                   FI Large Cap Portfolio
  Travelers Managed Income Portfolio                           BlackRock Bond Income Portfolio
  Van Kampen Enterprise Portfolio                              Capital Guardian U.S. Equity Portfolio



UNDERLYING FUND SUBSTITUTIONS



The following new Underlying Funds were substituted for the former Underlying Funds.



           FORMER UNDERLYING FUND                                       NEW UNDERLYING FUND
-----------------------------------------------------        ------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.        METROPOLITAN SERIES FUND, INC.
  AllianceBernstein Large Cap Growth Portfolio                 T. Rowe Price Large Cap Growth Portfolio




                                 FIXED ACCOUNT

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      - the ability for you to make withdrawals and surrenders under the Contracts;

      - the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners,

      - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

      -     administration of the annuity options available under the Contracts;
            and

      -     the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

      - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

      - sales and marketing expenses including commission payments to your registered representative, and o other costs of doing business.

Risks we assume include:

      - that Annuitants may live longer than estimated when the annuity factors under the Contracts were established;

      - that the amount of the death benefit will be greater than the Contract Value, and

      - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

      -     We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks .For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for six years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

    YEARS SINCE PURCHASE PAYMENT MADE                WITHDRAWAL CHARGE
-------------------------------------------          -----------------
GREATER THAN OR EQUAL TO      BUT LESS THAN
0 years                          3 years                    6%
3 years                          4 years                    3%
4 years                          5 years                    2%
5 years                          6 years                    1%
6+years                                                     0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a)   any Purchase Payment to which no withdrawal charge applies then

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

      (c) any Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis) then

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

      - due to the death of the Contract Owner or the Annuitant (with no Contingent Annuitant surviving)

      -     if an annuity payout has begun

      - due to a minimum distribution under our minimum distribution rules then in effect

      - if an income option of at least five year's duration is begun after the first Contract Year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to partial withdrawals only.

ANY WITHDRAWAL IS SUBJECT TO FEDERAL INCOME TAXES ON THE TAXABLE PORTION. IN ADDITION, A 10% FEDERAL PENALTY MAY BE ASSESSED ON ANY WITHDRAWAL IF THE CONTRACT OWNER IS UNDER AGE 59 1/2. YOU SHOULD CONSULT WITH YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES OF A WITHDRAWAL.

ADMINISTRATIVE CHARGES

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct the contract administrative charge from the Fixed Account or:

      (1)   from the distribution of death proceeds;

      (2)   after an annuity payout has begun, or

      (3) if the Contract Value on the date of assessment equals or is greater than $40,000.

We deduct the administrative expense charge (sometimes called "Subaccount administrative charge") on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our Accumulation and Annuity Unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 1.02% annually. If you choose the Enhanced Death Benefit, the M&E charge is 1.30% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 6% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

 YEARS SINCE INITIAL PURCHASE PAYMENT MADE
-------------------------------------------
GREATER THAN OR EQUAL TO      BUT LESS THAN          WITHDRAWAL CHARGE
0 years                          3 years                    6%
3 years                          4 years                    3%
4 years                          5 years                    2%
5 years                          6 years                    1%
6+years                                                     0%

Please refer to Payment Options for a description of this benefit.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

PREMIUM TAX


Certain state and local governments charge premium taxes ranging from 0% to 3.5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING


Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., annuitants and beneficiaries).



We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds, i.e., the American Funds Global Growth Fund, Dreyfus VIF Developing Leaders Portfolio, Lord Abbett Bond Debenture Portfolio, Pioneer Strategic Income Portfolio, Legg Mason

Partners Variable High Income Portfolio, Legg Mason Partners Variable International All Cap Growth Portfolio, Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio and Western Asset Management Strategic Bond Opportunities Portfolio (the "Monitored Portfolios"), and we monitor transfer activity in those Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.



We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, we rely on the Underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we will exercise our contractual right to restrict your number of transfers to one every six months. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:



- reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Owner, or



- reject the transfer or exchange instructions of individual Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Owner.



Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we evaluate trading patterns for market timing.



The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.



The Underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we currently may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, under rules recently adopted by the Securities and Exchange Commission, effective October 16, 2006 we will be required to (1) enter into a written agreement with each Underlying Fund or its principal underwriter that will obligate us to provide to the Underlying Fund promptly upon request, certain information about trading activity of individual Contract Owners, and (2) execute instructions from the Underlying Funds to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Underlying Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Underlying Funds.



In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the fixed account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing Systematic Withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

                              OWNERSHIP PROVISIONS

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Non-qualified Contracts. You have sole power during the Annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

Joint Owner. For Non-qualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Succeeding Owner. For Non-qualified Contracts only, if joint owners are not named, the Contract Owner may name a succeeding owner in a Written Request. The succeeding owner becomes the Contract Owner if living when the Contract Owner dies. The succeeding owner has no interest in the Contract before then. The Contract Owner may change or delete a succeeding owner by Written Request.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

ANNUITANT

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

CONTINGENT ANNUITANT. You may name one individual as a Contingent Annuitant. A Contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

-      the death benefit will not be payable upon the Annuitant's death

-      the contingent Annuitant becomes the Annuitant

-      all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

You may not change, delete or add a Contingent Annuitant after the Contract becomes effective.

                                  DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. At purchase, you elect either the Standard Death Benefit, or the Enhanced Death Benefit (also referred to as the "Roll-Up Death Benefit"). The death benefit is calculated at the close of the business day on which the Company's Home Office receives Due Proof of Death and written payment instructions or election of beneficiary contract continuance ("Death Report Date").

Note: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to "Annuitant" with "owner."

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

      (1)   the Contract Value;

      (2)   the total Purchase Payments made under the Contract; or

      (3) the Contract Value on the latest fifth Contract Year anniversary immediately preceding the date on which the Company receives Due Proof of Death.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 75. We will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

      (1)   the Contract Value;

      (2)   the total Purchase Payments made under the Contract; or

      (3) the Contract Value on the latest fifth Contract Year anniversary occurring on or before the Annuitant's 75th birthday.

ENHANCED DEATH BENEFIT (ROLL-UP DEATH BENEFIT)
(NOT AVAILABLE WHEN EITHER THE ANNUITANT OR OWNER IS AGE 76 OR OLDER ON THE CONTRACT DATE)

(Please refer to Appendix D for a description of the Enhanced Death Benefit for contracts purchased prior to June 1, 1997.)

All death benefits described below are reduced by any applicable premium tax, prior withdrawals or outstanding loans not previously deducted.

                 AGE AT TIME OF DEATH                                                DEATH BENEFIT
------------------------------------------------------        ----------------------------------------------------------
If the Annuitant dies before age 80, the death benefit        -  the Contract Value on the Death Report Date
will be the greatest of:
                                                              -  the roll-up death benefit value on the Death Report
                                                                 Date (as described below)

                                                              -  the maximum of all step-up death benefit values (as
                                                                 described below) available on the Death Report Date
If the Annuitant dies on or after age 80, the death
benefit will be the greatest of:                              -  the Contract Value on the Death Report Date

                                                              -  the roll-up death benefit value (as described below) on the Annuitant's 80th birthday, plus any additional
                                                                 Purchase Payments and minus any partial surrender
                                                                 reductions (as described below) that occur after the
                                                                 Annuitant's 80th birthday; or

                                                              -  The maximum of all step-up death benefit values (as
                                                                 described below) in effect on the Death Report Date
                                                                 which are associated with any Contract Date anniversary
                                                                 occurring on or before the Annuitant's 80th birthday

THE ROLL-UP DEATH BENEFIT VALUE. On the Contract Date, the roll-up death benefit value is equal to the Purchase Payment. On each Contract Date anniversary, the roll-up death benefit value will be recalculated to equal (a) plus (b) minus
(c), increased by 5%, where:

      (a) is the roll-up death benefit value as of the previous Contract Date anniversary

      (b)   is any Purchase Payment during the previous Contract Year

      (c) is any partial surrender reduction (as described below) during the previous Contract Year

On dates other than the Contract Date anniversary, the roll-up death benefit value equals (a) plus (b) minus (c) where:

      (a) is the roll-up death benefit value as of the previous Contract Date anniversary

      (b) is any Purchase Payment made since the previous Contract Date anniversary

      (c) is any partial surrender reduction (as described below) since the previous Contract Date anniversary.

The maximum roll-up death benefit payable equals 200% of the difference between all Purchase Payments and all partial surrender reductions (as described below).

STEP-UP VALUE. We will establish a separate death benefit value on each anniversary of the Contract Date which occurs on or prior to the Death Report Date. The step-up value will initially equal the Contract Value on that anniversary. Whenever you make a Purchase Payment, we will increase the step-up value by the amount of that Purchase Payment. Whenever you take a withdrawal, we will reduce the step-up value by a partial surrender reduction as described below. Recalculations of step-up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or withdrawals occur.

THE PARTIAL SURRENDER REDUCTION referenced above is equal to (1) the amount of a death benefit value (step-up or roll-up) immediately prior to the reduction for the withdrawal, multiplied by (2) the amount of the withdrawal divided by the Contract Value immediately prior to the withdrawal.

For example, assume your current Contract Value is $55,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/55,000) = $9,090

Your new step-up value would be 50,000 -- 9,090 or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your original step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/30,000) = $16,666

Your new step-up value would be 50,000 -- 16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NON-QUALIFIED CONTRACTS

                                                                                                            MANDATORY
   BEFORE THE MATURITY DATE,           THE COMPANY WILL                                                    PAYOUT RULES
     UPON THE DEATH OF THE            PAY THE PROCEEDS TO:                     UNLESS. . .                    APPLY*
--------------------------------     ---------------------      -------------------------------------      ------------
OWNER (WHO IS NOT THE                The beneficiary            Unless the beneficiary elects to           Yes
ANNUITANT) (WITH NO JOINT OWNER)     (ies), or if none, to      continue the Contract rather than
                                     the Contract Owner's       receive the distribution.
                                     estate.

OWNER (WHO IS THE ANNUITANT)         The beneficiary            Unless the beneficiary elects to           Yes
(WITH NO JOINT OWNER)                (ies), or if none, to      continue the Contract rather than
                                     the Contract Owner's       receive the distribution.
                                     estate.

JOINT OWNER (WHO IS NOT THE          The surviving joint        Unless the surviving joint owner           Yes
ANNUITANT)                           owner.                     elects to continue the Contract
                                                                rather than receive the distribution.

JOINT OWNER (WHO IS THE              The beneficiary            Unless the beneficiary/surviving           Yes
ANNUITANT)                           (ies), or if none, to      joint owner elects to continue the
                                     the surviving joint        Contract rather than receive the
                                     owner.                     distribution.

ANNUITANT (WHO IS THE CONTRACT       See death of "owner                                                   Yes
OWNER)                               who is the Annuitant"
                                     above.

                                                                                 MANDATORY
   BEFORE THE MATURITY DATE,            THE COMPANY WILL                       PAYOUT RULES
     UPON THE DEATH OF THE            PAY THE PROCEEDS TO:      UNLESS. . .       APPLY*
------------------------------       ---------------------      -----------  ----------------
ANNUITANT (WHERE OWNER IS A          The beneficiary (ies)                   Yes (Death of
NONNATURAL PERSON/TRUST)             (e.g. the trust) or                     Annuitant is
                                     if none, to the owner.                  treated as death
                                                                             of the owner in
                                                                             these
                                                                             circumstances.)

CONTINGENT ANNUITANT (ASSUMING       No death proceeds are                   N/A
ANNUITANT IS STILL ALIVE)            payable; contract
                                     continues.

BENEFICIARY                          No death proceeds are                   N/A
                                     payable; contract
                                     continues.

CONTINGENT BENEFICIARY               No death proceeds are                   N/A
                                     payable; contract
                                     continues.

----------------------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

                               QUALIFIED CONTRACTS

                                                                                                             MANDATORY
  BEFORE THE MATURITY DATE,            THE COMPANY WILL                                                    PAYOUT RULES
   UPON THE DEATH OF THE             PAY THE PROCEEDS TO:                    UNLESS. . .                      APPLY*
----------------------------         ---------------------       ---------------------------------         ------------
OWNER/ANNUITANT                      The beneficiary (ies),      Unless the beneficiary elects to          Yes
                                     or if none, to the          continue the Contract rather than
                                     Contract Owner's            receive a distribution.
                                     estate.

BENEFICIARY                          No death proceeds are                                                 N/A
                                     payable; Contract
                                     continues.

CONTINGENT BENEFICIARY               No death proceeds are                                                 N/A
                                     payable; Contract
                                     continues.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      -     transfer ownership

      -     take a loan

      -     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date

PLANNED DEATH BENEFIT

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      - through an annuity for life or a period that does not exceed the beneficiary's life expectancy; or

      - under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as the planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD

MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among payout options (annuity or income options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity or income payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the Maturity Date will be the Annuitant's 70th birthday for Qualified Contracts, or for Non-qualified Contracts, the

Annuitant's 75th birthday or ten years after the effective date of the Contract, if later. (For Contracts issued in Florida and New York, the Maturity Date you elect may not be later than the Annuitant's 90th birthday.)

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday for Non-qualified Contracts, or 70th birthday for Qualified Contracts, or for all Contracts, to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

                                 PAYMENT OPTIONS

ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity or income option selection any time up to the Maturity Date. Once annuity or income payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly annuity or income payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity or income option will be $1,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the Contract's Cash Surrender Value (or, if required by state law, Contract Value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. We will make equal payments of the amount elected until the Cash Surrender Value applied under this option has been exhausted. We will pay the first payment and all later payments from each funding option or the Fixed Account in proportion to the Cash Surrender Value attributable to each funding option and/or Fixed Account. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. We will make payments for the period selected.

Option 3 -- Other Income Options. We will make any other arrangements for income options as may be mutually agreed upon.

VARIABLE LIQUIDITY BENEFIT

This benefit is only offered with the income option "Payments for a Fixed
Period."

At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the specifications page of the Contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION


We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes. In certain states we may be required to pay you the Contract Value.


REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS


MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut each sponsor Separate Accounts: MetLife of CT Fund BD and MetLife of CT Fund BD II, respectively. (References to "Separate Account" are either to Fund BD or Fund BD II, depending on the issuer of your Contract.) Fund BD was established on October 22, 1993 and Fund BD II was established on February 22, 1995, and both are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.


We hold the assets of Fund BD and Fund BD II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.


All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.



Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.



We reserve the right to transfer assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to the necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your Contract Value.



PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features. However, if you elect any of these optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Funding Option. In those cases, we can create "hypothetical historical performance" of a Variable Funding Option. These figures show the performance that the Variable Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES


Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).



STATE AND LOCAL TAXES. The rules for state and local income taxes may differ from the federal income tax rules. Owners should consult their own tax advisers and the law of the applicable taxing jurisdiction to determine what rules and tax benefits apply to the Contract.



PENALTY TAX FOR PREMATURE DISTRIBUTIONS. For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.


TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.


FEDERAL ESTATE TAXES: While no attempt is being made to discuss the federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.



GENERATION-SKIPPING TRANSFER TAX: Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS


If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below. All qualified plans (including
IRAs) receive tax-deferral under the Code. Although there are no additional tax benefits to funding your qualified plan or IRA with an annuity, it does offer you additional insurance benefits, such as the availability of a guaranteed income for life.


TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.


HURRICANE RELIEF



LOANS. Your plan may provide for increased limits and delayed repayment of participant loans, where otherwise permitted by your plan, pursuant to the Katrina Emergency Tax Relief Act of 2005 and the Gulf Opportunity Zone Act of 2005. An eligible retirement plan other than an IRA may allow a plan loan to delay loan repayment by certain individuals impacted by Hurricanes Katrina, Rita and Wilma , whose principal places of abode on certain dates were located in statutorily defined disaster areas and who sustained an economic loss due to the hurricane. Generally, if the due date for any repayment with respect to such loan occurs during a period beginning on September 23, 2005 (for purposes of Hurricane Katrina) or October 23, 2005 (for purposes of Hurricanes Rita and Wilma) and ending on December 31, 2006, then such due date may be delayed for one year. Note: For purposes of these loan rules, an individual cannot be a qualified individual with respect to more than one hurricane. Consult your tax advisor to determine if hurricane relief is available to your particular situation.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS


Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement (except for 5% or more owners of the plan sponsor). If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more
IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.


MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.


Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value and living benefits such as the GMWB) must be added to the Contract Value in computing the amount required to be distributed over the applicable period. We will provide you with additional information as the amount of your interest in the Contract that is subject to required minimum distributions under this new rule and either compute the required amount for you or offer to do so at your request. The new rules are not entirely clear and you should consult your own tax adviser as to how these rules affect your Contract.



NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(b), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.



INDIVIDUAL RETIREMENT ANNUITIES



To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002-2004, $4,000 for calendar years 2005-2007, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up contributions" may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and on their participation in a retirement plan. If an individual is married and the spouse is not employed, the individual may establish IRAs for the individual and spouse. Purchase Payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.



Deductible contributions to an IRA and Roth IRA for the year must be aggregated for purposes of the individual Code Section 408A limits and the Code Section 219 limits (age 50+catch-up).



Partial or full distributions are treated as ordinary income, except that amounts contributed after 1986 on a non-deductible basis are not includable in income when distributed. An additional tax of 10% will apply to any taxable distribution from the IRA that is received by the participant before the age of 59 1/2 except by reason of death, disability or as part of a series of payments for life or life expectancy. Distributions must commence by April 1st of the calendar year after the close of the calendar year in which the individual attains the age of 70 1/2. Certain other mandatory distribution rules apply on the death of the individual. The individual must maintain personal and tax return records of any non-deductible contributions and distributions.



Section 408 (k) of the Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA and can accept an annual employer contribution limited to the lesser of $42,000 or 100% of pay for each participant in 2005 ($44,000 for 2006).



ROTH IRAS



Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations, (similar to the annual limits for traditional IRAs), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.



Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to the Roth IRA.


NON-QUALIFIED ANNUITY CONTRACTS


If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified. As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. As a general rule, there is income in the Contract (earnings) to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments less any amount received previously which was excludible from gross income.



Generally, different tax rules apply to Annuity Payments than to withdrawals and payments received before the annuity starting date. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws.



Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes. Annuity Payments are subject to an "excludable amount" or "exclusion ratio" which determines how much of each payment is treated as:



-     A non-taxable return of your Purchase Payment; and



-     A taxable payment of earnings.



We generally will tell you how much of each income payment is a non-taxable return of your Purchase Payment. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified annuity contract is an amount greater (or less) than the taxable amount determined by us and reported by us to you and the IRS. Generally, once the total amount treated as a non-taxable return of your Purchase Payment equals your Purchase Payment, then all remaining payments are fully taxable. We will withhold a portion of the taxable amount of your income payment for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.



Code Section 72(s) requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.



Partial Withdrawals: If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.



PARTIAL ANNUITIZATION (if available with your Contract): Currently, we will treat the application of less than your entire Contract Value under a non-qualified annuity as a pay-out option (i.e., taking an income annuity) as a taxable withdrawal for federal income tax purposes, which may also be subject to the 10% penalty tax if you are under age 59 1/2. We will treat the remaining amount of the withdrawal as the purchase price of an income annuity and tax report the income payments received under the rules for variable income annuities. Consult your tax adviser prior to partially annuitizing your Contract.



At the present time, the IRS has not approved the use of an exclusion ratio or exclusion amount when only part of your Contract Value is converted to income payments.



We will determine such excludible amount for each income payment under the Contract as a whole by using the rules applicable to variable income payments in general (i.e., by dividing your after-tax purchase price, as adjusted for any refund or guarantee feature, by the number of expected income payments from the appropriate IRS table). However, the IRS may determine that the excludible amount is different from our computation.



The tax law treats all non-qualified annuity contracts issued after October 21, 1988 by the same company (or its affiliates) to the same owner during any one calendar year as one annuity. This may cause a greater portion of your withdrawals from the Contract to be treated as income than would otherwise be the case. Although the law is not clear, the aggregation rule may adversely affect the tax treatment of payments received under an income annuity where the owner has purchased more than one non-qualified annuity during the same calendar year from the same or an affiliated company after October 21, 1988, and is not receiving income payments from all annuities at the same time.


DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES


The Code requires that any non-qualified variable annuity Contracts based on a separate account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.


OWNERSHIP OF THE INVESTMENTS


In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, a substantial portion of the amounts distributed will generally be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.


NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                                OTHER INFORMATION


Vintage is a service mark of Citigroup Inc. or its affiliates and is used by MetLife, Inc. and its affiliates under license.


THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

MetLife Insurance Company of Connecticut (formerly The Travelers Insurance Company) is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. . The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.



MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company ) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly owned subsidiary of MetLife, Inc., a publicly-traded company. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut (together the "Company") have appointed MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDLLC for expenses MLIDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). MLIDLLC does not retain any fees under the Contracts; however, MLIDLLC may receive 12b-1 fees from the Underlying Funds.



MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. MLIDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").



MLIDLLC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners.



COMPENSATION. Broker-dealers who have selling agreements with MLIDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.



We generally pay compensation as a percentage of Purchase Payments invested in the Contract. Alternatively, we may pay lower compensation on Purchase Payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all Purchase Payments allocated to the Funds of the American Funds Insurance Series for services it provides in marketing the Fund's shares in connection with the Contract.

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDLLC have entered into a preferred distribution arrangement with Citigroup Global Markets Inc. (f/k/a Smith Barney) and Citicorp Investment Services, Inc., the only broker-dealer firms that are authorized by the Company and MLIDLLC to offer the Contracts. See the Statement of Additional Information--DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT for a list of the broker-dealer firms that received such additional compensation during 2005, as well as the range of additional compensation paid.



The Company and MLIDLLC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or sub-adviser to one or more Underlying Funds offered under the Contracts. These investment advisory firms include Fidelity Management & Research Company, Morgan Stanley Investment Advisers Inc., Merrill Lynch Investment Managers, L.P., MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC. MetLife Investment Funds Management LLC, MetLife Advisers, LLC and Met Investors Advisory LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a sub-adviser may favor these Funds when offering the Contracts.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS



In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.



It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDLLC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION



                  METLIFE OF CT FUND BD FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.



                         SEPARATE ACCOUNT CHARGES 1.17%



                                                                  UNIT VALUE AT                     NUMBER OF UNITS
                                                                  BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                    PORTFOLIO NAME                        YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------      ----    -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)         2005        0.790           0.825               49,691
                                                          2004        0.755           0.790               49,723
                                                          2003        0.611           0.755               75,908
                                                          2002        0.886           0.611              450,377
                                                          2001        1.000           0.886              668,710

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (5/01)                                         2005        0.764           0.868              273,732
                                                          2004        0.714           0.764              445,460
                                                          2003        0.585           0.714              511,962
                                                          2002        0.857           0.585              546,050
                                                          2001        1.000           0.857              297,549

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/01)             2005        1.108           1.249            4,089,192
                                                          2004        0.988           1.108            4,084,784
                                                          2003        0.739           0.988            2,904,801
                                                          2002        0.876           0.739            2,231,042
                                                          2001        1.000           0.876              802,933

   Growth Fund - Class 2 Shares (5/01)                    2005        0.957           1.099            8,460,306
                                                          2004        0.860           0.957            8,964,439
                                                          2003        0.636           0.860            8,634,706
                                                          2002        0.852           0.636            5,528,439
                                                          2001        1.000           0.852            1,775,888

   Growth-Income Fund - Class 2 Shares (5/01)             2005        1.115           1.166            8,543,297
                                                          2004        1.022           1.115            9,809,591
                                                          2003        0.781           1.022            9,887,549
                                                          2002        0.967           0.781            6,543,536
                                                          2001        1.000           0.967            2,371,512

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)



                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                        YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------     ----   -------------   -------------   ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/98)                                            2005       1.235           1.291          2,149,343
                                                            2004       1.122           1.235          2,640,571
                                                            2003       0.862           1.122          3,128,195
                                                            2002       1.078           0.862          3,595,868
                                                            2001       1.162           1.078          3,233,826
                                                            2000       1.038           1.162          3,583,484
                                                            1999       0.852           1.038          2,129,773
                                                            1998       1.000           0.852          1,024,905

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/99)          2005       0.892           0.919          1,416,432
                                                            2004       0.818           0.892          1,746,644
                                                            2003       0.648           0.818          2,376,230
                                                            2002       0.845           0.648          2,780,694
                                                            2001       0.976           0.845          3,052,737
                                                            2000       1.088           0.976          2,024,943
                                                            1999       1.000           1.088          1,741,701

   Fundamental Value Portfolio (11/94)                      2005       2.847           2.948         18,647,860
                                                            2004       2.662           2.847         24,106,289
                                                            2003       1.942           2.662         29,927,751
                                                            2002       2.497           1.942         36,718,095
                                                            2001       2.667           2.497         46,360,039
                                                            2000       2.240           2.667         55,492,831
                                                            1999       1.857           2.240         65,203,019
                                                            1998       1.790           1.857         73,467,726

Salomon Brothers Variable Series Funds Inc.
   Investors Fund - Class I (5/98)                          2005       1.310           1.380          3,009,783
                                                            2004       1.201           1.310          3,433,092
                                                            2003       0.918           1.201          3,570,075
                                                            2002       1.207           0.918          3,952,134
                                                            2001       1.275           1.207          4,597,550
                                                            2000       1.119           1.275          1,901,624
                                                            1999       1.014           1.119          1,845,539
                                                            1998       1.000           1.014            704,294

   Total Return Fund - Class I (5/98)                       2005       1.178           1.203            550,872
                                                            2004       1.096           1.178            792,837

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)



                                                                  UNIT VALUE AT                    NUMBER OF UNITS
                                                                  BEGINNING OF    UNIT VALUE AT     OUTSTANDING AT
                   PORTFOLIO NAME                         YEAR        YEAR         END OF YEAR       END OF YEAR
--------------------------------------------------        ----    -------------   -------------    ---------------
   Total Return Fund - Class I (continued)                2003        0.956           1.096             996,893
                                                          2002        1.039           0.956           1,278,668
                                                          2001        1.060           1.039           1,200,238
                                                          2000        0.994           1.060             845,563
                                                          1999        0.997           0.994             769,348
                                                          1998        1.000           0.997             397,259

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (3/97)                       2005        1.485           1.505           1,984,977
                                                          2004        1.396           1.485           2,221,117
                                                          2003        1.174           1.396           2,560,375
                                                          2002        1.270           1.174           3,121,798
                                                          2001        1.303           1.270           3,742,546
                                                          2000        1.258           1.303           3,561,033
                                                          1999        1.183           1.258           3,958,544
                                                          1998        1.093           1.183           4,046,998
                                                          1997        1.000           1.093           3,114,900

   Select Growth Portfolio (3/97)                         2005        1.331           1.378             862,931
                                                          2004        1.239           1.331           1,158,365
                                                          2003        0.965           1.239           1,584,448
                                                          2002        1.192           0.965           2,169,501
                                                          2001        1.338           1.192           2,631,461
                                                          2000        1.421           1.338           2,951,806
                                                          1999        1.238           1.421           3,487,443
                                                          1998        1.099           1.238           3,135,267
                                                          1997        1.000           1.099           2,261,767

   Select High Growth Portfolio (3/97)                    2005        1.384           1.451             295,346
                                                          2004        1.266           1.384             420,556
                                                          2003        0.936           1.266             499,464
                                                          2002        1.242           0.936             574,369
                                                          2001        1.429           1.242             618,220
                                                          2000        1.558           1.429             707,214
                                                          1999        1.242           1.558             807,243
                                                          1998        1.090           1.242             723,814
                                                          1997        1.000           1.090             602,892

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)        2005        0.816           0.805             221,733
                                                          2004        0.799           0.816             281,085

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)



                                                                     UNIT VALUE AT                     NUMBER OF UNITS
                                                                     BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                     PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------      ----    -------------   -------------     ---------------
   Smith Barney Dividend Strategy Portfolio (continued)      2003        0.655           0.799               554,679
                                                             2002        0.895           0.655               364,889
                                                             2001        1.000           0.895               441,029

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                          2005        0.875           0.919             1,520,198
                                                             2004        0.860           0.875             1,659,510
                                                             2003        0.648           0.860             1,657,215
                                                             2002        0.896           0.648               680,370
                                                             2001        1.000           0.896               233,523

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/95)                2005        1.333           1.433            21,247,306
                                                             2004        1.267           1.333            27,573,752
                                                             2003        0.991           1.267            34,875,318
                                                             2002        1.317           0.991            43,597,234
                                                             2001        1.748           1.317            58,613,993
                                                             2000        1.974           1.748            74,130,562
                                                             1999        1.397           1.974            81,401,202
                                                             1998        1.206           1.397            90,905,019
                                                             1997        1.088           1.206            91,233,697
                                                             1996        0.958           1.088            71,085,132

   Convertible Securities Portfolio (6/98)                   2005        1.543           1.531               863,873
                                                             2004        1.469           1.543             1,082,850
                                                             2003        1.177           1.469             1,192,485
                                                             2002        1.280           1.177             1,982,316
                                                             2001        1.306           1.280             2,206,650
                                                             2000        1.175           1.306             1,168,231
                                                             1999        1.001           1.175               626,884
                                                             1998        1.000           1.001               248,991

   Disciplined Mid Cap Stock Portfolio (5/98)                2005        1.682           1.869             3,316,718
                                                             2004        1.461           1.682             3,783,231
                                                             2003        1.105           1.461             3,810,819
                                                             2002        1.305           1.105             4,509,768
                                                             2001        1.376           1.305             4,124,695
                                                             2000        1.194           1.376             3,158,686
                                                             1999        1.064           1.194             1,843,199
                                                             1998        1.000           1.064               397,554

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)



                                                        UNIT VALUE AT                   NUMBER OF UNITS
                                                        BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
             PORTFOLIO NAME                      YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------        ----   -------------   -------------   ---------------
Mercury Large Cap Core Portfolio (5/98)          2005       0.920           1.019             852,850
                                                 2004       0.803           0.920           1,065,482
                                                 2003       0.671           0.803           1,579,231
                                                 2002       0.906           0.671           2,067,818
                                                 2001       1.183           0.906           3,143,694
                                                 2000       1.267           1.183           3,989,985
                                                 1999       1.037           1.267           3,898,421
                                                 1998       1.000           1.037           1,353,759

MFS Emerging Growth Portfolio (11/96)            2005       1.285           1.248                   -
                                                 2004       1.154           1.285           8,722,581
                                                 2003       0.904           1.154          10,995,857
                                                 2002       1.391           0.904          14,406,268
                                                 2001       2.205           1.391          20,409,633
                                                 2000       2.793           2.205          26,758,940
                                                 1999       1.599           2.793          28,192,848
                                                 1998       1.204           1.599          25,199,790
                                                 1997       1.005           1.204          19,165,838
                                                 1996       1.000           1.005           4,789,844

MFS Mid Cap Growth Portfolio (2/05)              2005       1.000           1.058           8,070,019

MFS Total Return Portfolio (6/94)                2005       2.498           2.542          24,050,671
                                                 2004       2.268           2.498          29,790,919
                                                 2003       1.969           2.268          37,607,488
                                                 2002       2.103           1.969          44,972,133
                                                 2001       2.127           2.103          54,056,696
                                                 2000       1.845           2.127          64,462,637
                                                 1999       1.819           1.845          78,484,497
                                                 1998       1.648           1.819          86,949,854
                                                 1997       1.376           1.648          83,810,525
                                                 1996       1.216           1.376          68,235,801

Pioneer Strategic Income Portfolio (6/94)        2005       1.822           1.867          11,588,555
                                                 2004       1.661           1.822          14,941,189
                                                 2003       1.406           1.661          18,272,707
                                                 2002       1.344           1.406          23,732,550
                                                 2001       1.304           1.344          28,854,109
                                                 2000       1.325           1.304          37,822,306
                                                 1999       1.326           1.325          45,594,724
                                                 1998       1.332           1.326          53,053,274

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)



                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                          BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                    PORTFOLIO NAME                 YEAR       YEAR         END OF YEAR      END OF YEAR
----------------------------------------------     ----   -------------   -------------   ---------------
Pioneer Strategic Income Portfolio (continued)     1997       1.252           1.332          51,751,252
                                                   1996       1.170           1.252          43,898,066

Salomon Brothers Strategic Total Return Bond
Portfolio (6/94)                                   2005       1.827           1.848           2,904,596
                                                   2004       1.739           1.827           3,672,857
                                                   2003       1.553           1.739           5,037,212
                                                   2002       1.450           1.553           5,507,970
                                                   2001       1.378           1.450           5,251,702
                                                   2000       1.319           1.378           6,890,789
                                                   1999       1.359           1.319           8,990,726
                                                   1998       1.397           1.359          11,299,081
                                                   1997       1.316           1.397          12,826,830
                                                   1996       1.121           1.316          11,505,498

Strategic Equity Portfolio (6/94)                  2005       2.461           2.482          30,239,137
                                                   2004       2.259           2.461          39,371,551
                                                   2003       1.724           2.259          49,020,099
                                                   2002       2.627           1.724          60,860,309
                                                   2001       3.068           2.627          84,551,493
                                                   2000       3.795           3.068         110,497,118
                                                   1999       2.903           3.795         131,228,285
                                                   1998       2.276           2.903         142,801,580
                                                   1997       1.785           2.276         144,292,812
                                                   1996       1.396           1.785         123,293,902

Travelers Managed Income Portfolio (6/94)          2005       1.616           1.619           5,339,484
                                                   2004       1.590           1.616           7,066,638
                                                   2003       1.483           1.590           9,092,631
                                                   2002       1.469           1.483          11,833,198
                                                   2001       1.392           1.469          13,910,891
                                                   2000       1.306           1.392          13,842,174
                                                   1999       1.309           1.306          17,250,745
                                                   1998       1.261           1.309          20,492,138
                                                   1997       1.163           1.261          17,886,675
                                                   1996       1.142           1.163          15,376,353

Van Kampen Enterprise Portfolio (6/94)             2005       1.891           2.015          11,781,590
                                                   2004       1.842           1.891          15,562,554
                                                   2003       1.484           1.842          19,773,015
                                                   2002       2.125           1.484          24,341,031

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)



                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                   PORTFOLIO NAME                        YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------         ----   -------------   -------------   ---------------
   Van Kampen Enterprise Portfolio (continued)           2001       2.731           2.125          32,559,084
                                                         2000       3.238           2.731          43,294,726
                                                         1999       2.601           3.238          50,445,762
                                                         1998       2.103           2.601          55,902,505
                                                         1997       1.655           2.103          55,871,473
                                                         1996       1.362           1.655          45,338,023

Travelers Series Fund Inc.
   Smith Barney High Income Portfolio (6/94)             2005       1.675           1.699           7,676,239
                                                         2004       1.534           1.675          10,075,486
                                                         2003       1.217           1.534          13,435,291
                                                         2002       1.273           1.217          17,114,943
                                                         2001       1.338           1.273          22,158,369
                                                         2000       1.472           1.338          28,815,814
                                                         1999       1.452           1.472          38,357,097
                                                         1998       1.463           1.452          44,406,204
                                                         1997       1.300           1.463          42,964,010
                                                         1996       1.162           1.300          33,737,040

   Smith Barney International All Cap Growth
   Portfolio (6/94)                                      2005       1.195           1.320          18,446,461
                                                         2004       1.026           1.195          23,196,293
                                                         2003       0.814           1.026          29,382,959
                                                         2002       1.109           0.814          36,517,428
                                                         2001       1.630           1.109          49,462,447
                                                         2000       2.164           1.630          63,128,882
                                                         1999       1.305           2.164          72,748,400
                                                         1998       1.240           1.305          82,330,241
                                                         1997       1.222           1.240          87,384,895
                                                         1996       1.050           1.222          77,554,062

   Smith Barney Large Cap Value Portfolio (6/94)         2005       2.118           2.229          16,412,848
                                                         2004       1.937           2.118          21,065,983
                                                         2003       1.536           1.937          25,941,256
                                                         2002       2.083           1.536          33,420,816
                                                         2001       2.296           2.083          45,558,878
                                                         2000       2.053           2.296          55,091,429
                                                         1999       2.076           2.053          67,687,987
                                                         1998       1.913           2.076          71,417,242
                                                         1997       1.528           1.913          71,149,294
                                                         1996       1.291           1.528          57,479,117

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)



                                                                      UNIT VALUE AT                   NUMBER OF UNITS
                                                                      BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR         END OF YEAR      END OF YEAR
------------------------------------------------------------   ----   -------------   -------------   ---------------
   Smith Barney Large Capitalization Growth Portfolio (5/98)   2005       1.368           1.423           7,749,638
                                                               2004       1.379           1.368          10,814,819
                                                               2003       0.945           1.379          13,098,784
                                                               2002       1.272           0.945          14,669,240
                                                               2001       1.471           1.272          23,676,786
                                                               2000       1.599           1.471          27,150,090
                                                               1999       1.237           1.599          25,851,563
                                                               1998       1.000           1.237          12,224,352

   Smith Barney Money Market Portfolio (6/94)                  2005       1.308           1.329           9,289,976
                                                               2004       1.311           1.308          12,948,924
                                                               2003       1.318           1.311          19,072,257
                                                               2002       1.317           1.318          34,637,166
                                                               2001       1.285           1.317          40,479,011
                                                               2000       1.226           1.285          33,979,597
                                                               1999       1.184           1.226          45,052,907
                                                               1998       1.140           1.184          47,120,777
                                                               1997       1.098           1.140          38,096,919
                                                               1996       1.058           1.098          49,671,947

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2005       1.115           1.156           1,519,218
                                                               2004       0.976           1.115           1,354,383
                                                               2003       0.696           0.976           1,401,009
                                                               2002       0.947           0.696             529,979
                                                               2001       1.000           0.947             443,888

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 1.45%



                                                                    UNIT VALUE AT                   NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                      PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------      ----   -------------   -------------   ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)            2005       0.782           0.814             17,992
                                                             2004       0.750           0.782                  -
                                                             2003       0.608           0.750             12,043
                                                             2002       0.885           0.608                  -
                                                             2001       1.000           0.885             62,490

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (5/01)                                            2005       0.757           0.856             75,075
                                                             2004       0.709           0.757             90,390
                                                             2003       0.583           0.709            164,993
                                                             2002       0.855           0.583             98,794
                                                             2001       1.000           0.855            220,509

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/01)                2005       1.097           1.233            576,306
                                                             2004       0.980           1.097            385,941
                                                             2003       0.735           0.980            246,731
                                                             2002       0.874           0.735            186,424
                                                             2001       1.000           0.874             42,484

   Growth Fund - Class 2 Shares (5/01)                       2005       0.947           1.084          1,164,467
                                                             2004       0.854           0.947          1,170,991
                                                             2003       0.633           0.854          1,297,330
                                                             2002       0.850           0.633          1,169,096
                                                             2001       1.000           0.850            249,033

   Growth-Income Fund - Class 2 Shares (5/01)                2005       1.103           1.151          2,026,786
                                                             2004       1.014           1.103          2,168,615
                                                             2003       0.777           1.014          1,567,244
                                                             2002       0.965           0.777          1,363,147
                                                             2001       1.000           0.965            735,883

Dreyfus Variable Investment Fund
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/98)                                             2005       1.212           1.264            165,344
                                                             2004       1.104           1.212            618,001
                                                             2003       0.851           1.104            841,633
                                                             2002       1.067           0.851            569,457
                                                             2001       1.153           1.067            333,484
                                                             2000       1.033           1.153            475,404

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                     PORTFOLIO NAME                         YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------------     ----   -------------   -------------   ---------------
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares  (continued)                                      1999       0.851           1.033             301,650
                                                            1998       1.000           0.851              49,426

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/99)          2005       0.878           0.902             328,610
                                                            2004       0.808           0.878             391,851
                                                            2003       0.642           0.808             501,650
                                                            2002       0.839           0.642             647,264
                                                            2001       0.971           0.839             199,427
                                                            2000       1.086           0.971             172,120
                                                            1999       1.000           1.086              78,197

   Fundamental Value Portfolio (11/94)                      2005       2.767           2.858           2,746,227
                                                            2004       2.595           2.767           3,806,079
                                                            2003       1.899           2.595           4,976,343
                                                            2002       2.448           1.899           5,662,520
                                                            2001       2.622           2.448           6,985,229
                                                            2000       2.208           2.622           8,605,537
                                                            1999       1.836           2.208          10,465,245
                                                            1998       1.775           1.836          11,653,902
                                                            1997       1.541           1.775          11,852,617
                                                            1996       1.247           1.541           9,168,615

Salomon Brothers Variable Series Funds Inc.
   Investors Fund - Class I (5/98)                          2005       1.286           1.350             244,035
                                                            2004       1.182           1.286             601,184
                                                            2003       0.906           1.182             755,600
                                                            2002       1.195           0.906             646,567
                                                            2001       1.265           1.195             766,415
                                                            2000       1.114           1.265             250,413
                                                            1999       1.012           1.114             171,466
                                                            1998       1.000           1.012              75,864

   Total Return Fund - Class I (5/98)                       2005       1.156           1.177             193,217
                                                            2004       1.078           1.156             231,724
                                                            2003       0.944           1.078             249,017
                                                            2002       1.028           0.944             196,277
                                                            2001       1.052           1.028             255,785
                                                            2000       0.989           1.052             112,585

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                   PORTFOLIO NAME                        YEAR       YEAR         END OF YEAR      END OF YEAR
--------------------------------------------------       ----   -------------   -------------   ---------------
   Total Return Fund - Class I (continued)               1999       0.996           0.989            115,789
                                                         1998       1.000           0.996             69,952

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (3/97)                      2005       1.453           1.468            653,723
                                                         2004       1.370           1.453            729,632
                                                         2003       1.155           1.370            742,664
                                                         2002       1.253           1.155            839,760
                                                         2001       1.290           1.253            893,618
                                                         2000       1.248           1.290            778,489
                                                         1999       1.177           1.248            922,423
                                                         1998       1.091           1.177          1,086,882
                                                         1997       1.000           1.091            777,806

   Select Growth Portfolio (3/97)                        2005       1.302           1.345            794,034
                                                         2004       1.216           1.302            847,668
                                                         2003       0.950           1.216            917,612
                                                         2002       1.176           0.950            989,634
                                                         2001       1.323           1.176          1,678,477
                                                         2000       1.410           1.323          1,838,058
                                                         1999       1.232           1.410          1,847,452
                                                         1998       1.097           1.232          1,838,554
                                                         1997       1.000           1.097          1,403,455

   Select High Growth Portfolio (3/97)                   2005       1.354           1.416            166,806
                                                         2004       1.242           1.354            185,463
                                                         2003       0.921           1.242            237,262
                                                         2002       1.225           0.921            222,093
                                                         2001       1.414           1.225            225,839
                                                         2000       1.546           1.414            226,088
                                                         1999       1.236           1.546            319,187
                                                         1998       1.087           1.236            325,871
                                                         1997       1.000           1.087            230,988

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)       2005       0.808           0.795             47,800
                                                         2004       0.793           0.808             91,054
                                                         2003       0.652           0.793             61,630
                                                         2002       0.893           0.652             17,317
                                                         2001       1.000           0.893                  -

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                UNIT VALUE AT                   NUMBER OF UNITS
                                                                BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
                   PORTFOLIO NAME                        YEAR       YEAR         END OF YEAR      END OF YEAR
-------------------------------------------------        ----   -------------   -------------   ---------------
   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                      2005       0.866           0.907             122,127
                                                         2004       0.854           0.866             243,584
                                                         2003       0.645           0.854             182,965
                                                         2002       0.894           0.645             426,644
                                                         2001       1.000           0.894              90,901

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (10/95)            2005       1.299           1.392           3,477,875
                                                         2004       1.238           1.299           4,350,099
                                                         2003       0.971           1.238           5,476,460
                                                         2002       1.294           0.971           6,512,841
                                                         2001       1.723           1.294           9,370,593
                                                         2000       1.951           1.723          12,252,599
                                                         1999       1.385           1.951          14,474,829
                                                         1998       1.198           1.385          15,792,402
                                                         1997       1.084           1.198          15,590,753
                                                         1996       0.957           1.084          12,861,969

   Convertible Securities Portfolio (6/98)               2005       1.515           1.498             213,805
                                                         2004       1.446           1.515             225,069
                                                         2003       1.162           1.446             200,298
                                                         2002       1.267           1.162             302,585
                                                         2001       1.297           1.267             314,155
                                                         2000       1.169           1.297             141,023
                                                         1999       0.999           1.169             181,058
                                                         1998       1.000           0.999              24,086

   Disciplined Mid Cap Stock Portfolio (5/98)            2005       1.651           1.829             660,058
                                                         2004       1.438           1.651             740,971
                                                         2003       1.091           1.438             828,184
                                                         2002       1.292           1.091             977,077
                                                         2001       1.366           1.292             965,597
                                                         2000       1.188           1.366             801,701
                                                         1999       1.063           1.188             330,146
                                                         1998       1.000           1.063              54,397

   Mercury Large Cap Core Portfolio (5/98)               2005       0.903           0.997             147,003
                                                         2004       0.790           0.903             233,259
                                                         2003       0.662           0.790             251,631
                                                         2002       0.897           0.662             339,786

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                PORTFOLIO NAME                              YEAR        YEAR         END OF YEAR        END OF YEAR
--------------------------------------------                ----    -------------   -------------     ---------------
Mercury Large Cap Core Portfolio (continued)                2001        1.174           0.897               613,613
                                                            2000        1.261           1.174             1,310,179
                                                            1999        1.035           1.261             1,159,613
                                                            1998        1.000           1.035             1,038,696

MFS Emerging Growth Portfolio (11/96)                       2005        1.256           1.219                     -
                                                            2004        1.131           1.256             1,613,687
                                                            2003        0.888           1.131             2,268,562
                                                            2002        1.371           0.888             2,794,759
                                                            2001        2.180           1.371             4,160,492
                                                            2000        2.769           2.180             5,768,911
                                                            1999        1.589           2.769             6,685,207
                                                            1998        1.200           1.589             6,078,936
                                                            1997        1.005           1.200             4,600,192
                                                            1996        1.000           1.005               780,369

MFS Mid Cap Growth Portfolio (2/05)                         2005        1.000           1.055             1,598,863

MFS Total Return Portfolio (6/94)                           2005        2.426           2.461             4,753,839
                                                            2004        2.208           2.426             6,564,147
                                                            2003        1.922           2.208             8,011,019
                                                            2002        2.059           1.922             9,194,869
                                                            2001        2.089           2.059            10,752,298
                                                            2000        1.817           2.089            12,764,698
                                                            1999        1.796           1.817            16,859,973
                                                            1998        1.632           1.796            18,458,912
                                                            1997        1.366           1.632            17,373,326
                                                            1996        1.211           1.366            14,689,857

Pioneer Strategic Income Portfolio (6/94)                   2005        1.769           1.807             2,511,686
                                                            2004        1.618           1.769             3,252,720
                                                            2003        1.373           1.618             4,610,898
                                                            2002        1.316           1.373             5,513,126
                                                            2001        1.281           1.316             6,907,426
                                                            2000        1.304           1.281             8,635,386
                                                            1999        1.309           1.304            11,060,448
                                                            1998        1.319           1.309            12,925,220
                                                            1997        1.243           1.319            12,723,780
                                                            1996        1.165           1.243            11,788,520

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
             PORTFOLIO NAME                 YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------   ----   -------------   -------------   ---------------
Salomon Brothers Strategic Total Return
Bond Portfolio (6/94)                       2005       1.774           1.790            716,888
                                            2004       1.694           1.774            777,079
                                            2003       1.516           1.694          1,113,505
                                            2002       1.420           1.516          1,391,400
                                            2001       1.353           1.420          1,096,011
                                            2000       1.299           1.353          1,562,190
                                            1999       1.342           1.299          2,350,837
                                            1998       1.383           1.342          2,624,158
                                            1997       1.306           1.383          2,883,105
                                            1996       1.116           1.306          2,795,018

Strategic Equity Portfolio (6/94)           2005       2.390           2.403          5,348,116
                                            2004       2.200           2.390          6,967,705
                                            2003       1.684           2.200          8,513,118
                                            2002       2.572           1.684         10,451,939
                                            2001       3.012           2.572         15,076,327
                                            2000       3.737           3.012         20,965,025
                                            1999       2.867           3.737         26,575,989
                                            1998       2.254           2.867         28,709,572
                                            1997       1.772           2.254         30,063,293
                                            1996       1.390           1.772         27,251,039

Travelers Managed Income Portfolio (6/94)   2005       1.569           1.568            995,169
                                            2004       1.548           1.569          1,524,563
                                            2003       1.448           1.548          2,636,504
                                            2002       1.438           1.448          3,344,464
                                            2001       1.367           1.438          3,524,194
                                            2000       1.286           1.367          3,447,356
                                            1999       1.293           1.286          4,233,630
                                            1998       1.248           1.293          3,895,003
                                            1997       1.154           1.248          3,090,967
                                            1996       1.137           1.154          2,501,925

Van Kampen Enterprise Portfolio (6/94)      2005       1.836           1.951          2,311,440
                                            2004       1.794           1.836          3,136,961
                                            2003       1.449           1.794          4,145,363
                                            2002       2.081           1.449          4,915,422
                                            2001       2.682           2.081          7,087,006
                                            2000       3.188           2.682          9,306,589
                                            1999       2.568           3.188         11,751,851

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
             PORTFOLIO NAME                 YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------   ----   -------------   -------------   ---------------
  Van Kampen Enterprise Portfolio
  (continued)                               1998       2.083           2.568         12,560,574
                                            1997       1.643           2.083         13,032,150
                                            1996       1.356           1.643         10,651,957

Travelers Series Fund Inc.
  Smith Barney High Income Portfolio
    (6/94)                                  2005       1.626           1.645          1,763,948
                                            2004       1.494           1.626          2,423,115
                                            2003       1.189           1.494          3,064,466
                                            2002       1.246           1.189          3,806,067
                                            2001       1.314           1.246          4,788,057
                                            2000       1.450           1.314          5,829,717
                                            1999       1.434           1.450          8,209,532
                                            1998       1.448           1.434          9,311,914
                                            1997       1.291           1.448          8,926,610
                                            1996       1.157           1.291          6,931,775

  Smith Barney International All Cap
    Growth Portfolio (6/94)                 2005       1.161           1.278          3,668,880
                                            2004       0.999           1.161          4,592,678
                                            2003       0.795           0.999          5,570,530
                                            2002       1.086           0.795          6,526,506
                                            2001       1.601           1.086          8,902,580
                                            2000       2.131           1.601         11,816,707
                                            1999       1.289           2.131         15,530,355
                                            1998       1.228           1.289         17,670,056
                                            1997       1.213           1.228         18,730,554
                                            1996       1.046           1.213         16,661,870

  Smith Barney Large Cap Value Portfolio
    (6/94)                                  2005       2.056           2.158          3,206,730
                                            2004       1.886           2.056          4,718,730
                                            2003       1.499           1.886          5,636,938
                                            2002       2.040           1.499          6,591,070
                                            2001       2.254           2.040          8,282,092
                                            2000       2.022           2.254         10,588,184
                                            1999       2.050           2.022         13,629,236
                                            1998       1.894           2.050         14,890,673
                                            1997       1.517           1.894         15,382,871
                                            1996       1.285           1.517         12,169,907

  Smith Barney Large Capitalization
    Growth Portfolio (5/98)                 2005       1.343           1.392          1,502,013
                                            2004       1.357           1.343          2,036,808

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                   UNIT VALUE AT                   NUMBER OF UNITS
                                                   BEGINNING OF    UNIT VALUE AT    OUTSTANDING AT
             PORTFOLIO NAME                 YEAR       YEAR         END OF YEAR      END OF YEAR
-----------------------------------------   ----   -------------   -------------   ---------------
    Smith Barney Large Capitalization
    Growth Portfolio  (continued)           2003       0.933           1.357          2,464,721
                                            2002       1.259           0.933          2,575,008
                                            2001       1.460           1.259          3,245,914
                                            2000       1.592           1.460          3,984,628
                                            1999       1.234           1.592          3,416,335
                                            1998       1.000           1.234          1,022,328

    Smith Barney Money Market Portfolio
    (6/94)                                  2005       1.270           1.286          1,565,697
                                            2004       1.277           1.270          2,220,744
                                            2003       1.287           1.277          3,445,461
                                            2002       1.289           1.287          5,718,355
                                            2001       1.262           1.289          5,797,292
                                            2000       1.207           1.262          4,483,256
                                            1999       1.169           1.207          6,608,638
                                            1998       1.129           1.169          8,253,674
                                            1997       1.090           1.129          8,609,673
                                            1996       1.054           1.090         10,176,442

Variable Annuity Portfolios
    Smith Barney Small Cap Growth
    Opportunities Portfolio (5/01)          2005       1.104           1.141            199,104
                                            2004       0.969           1.104            290,200
                                            2003       0.692           0.969            202,946
                                            2002       0.945           0.692             70,815
                                            2001       1.000           0.945             52,916



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.






On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class
II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series:
Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic
Income Portfolio, and is no longer available as a funding option.

                                   APPENDIX B
                         CONDENSED FINANCIAL INFORMATION



                 METLIFE OF CT FUND BD II FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)



The following Accumulation Unit Value information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information.



                         SEPARATE ACCOUNT CHARGES 1.17%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------           ----    -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.790           0.825              189,790
                                                               2004        0.755           0.790              222,287
                                                               2003        0.611           0.755              549,581
                                                               2002        0.886           0.611              452,916
                                                               2001        1.000           0.886              784,729

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (5/01)                                              2005        0.764           0.868              440,737
                                                               2004        0.714           0.764              552,089
                                                               2003        0.585           0.714              541,563
                                                               2002        0.857           0.585              591,301
                                                               2001        1.000           0.857            1,599,889

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/01)                  2005        1.108           1.249            3,590,509
                                                               2004        0.988           1.108            3,073,714
                                                               2003        0.739           0.988            2,338,416
                                                               2002        0.876           0.739            1,531,673
                                                               2001        1.000           0.876              302,319

   Growth Fund - Class 2 Shares (5/01)                         2005        0.957           1.099            7,327,416
                                                               2004        0.860           0.957            7,585,044
                                                               2003        0.636           0.860            7,876,123
                                                               2002        0.852           0.636            5,204,523
                                                               2001        1.000           0.852            1,775,006

   Growth-Income Fund - Class 2 Shares (5/01)                  2005        1.115           1.166            7,516,753
                                                               2004        1.022           1.115            9,204,918
                                                               2003        0.781           1.022           10,455,500
                                                               2002        0.967           0.781            8,045,731
                                                               2001        1.000           0.967            4,182,477

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------   -------------     ---------------
Dreyfus Variable Investment Fund
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/98)                                               2005        1.235           1.291            3,758,077
                                                               2004        1.122           1.235            4,881,409
                                                               2003        0.862           1.122            6,426,577
                                                               2002        1.078           0.862            7,558,046
                                                               2001        1.162           1.078            8,367,551
                                                               2000        1.038           1.162            8,748,382
                                                               1999        0.852           1.038            4,918,004
                                                               1998        1.000           0.852            1,712,698

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/99)             2005        0.892           0.919            2,872,759
                                                               2004        0.818           0.892            4,122,866
                                                               2003        0.648           0.818            4,934,524
                                                               2002        0.845           0.648            5,023,828
                                                               2001        0.976           0.845            5,290,969
                                                               2000        1.088           0.976            5,833,689
                                                               1999        1.000           1.088            4,474,800

   Fundamental Value Portfolio (11/95)                         2005        2.847           2.948           14,138,557
                                                               2004        2.662           2.847           18,731,408
                                                               2003        1.942           2.662           23,008,144
                                                               2002        2.497           1.942           28,541,086
                                                               2001        2.667           2.497           35,936,645
                                                               2000        2.240           2.667           39,497,603
                                                               1999        1.857           2.240           42,818,333
                                                               1998        1.790           1.857           42,829,917

Salomon Brothers Variable Series Funds Inc.
   Investors Fund - Class I (5/98)                             2005        1.310           1.380            3,451,622
                                                               2004        1.201           1.310            4,475,846
                                                               2003        0.918           1.201            5,788,326
                                                               2002        1.207           0.918            7,175,121
                                                               2001        1.275           1.207            8,630,494
                                                               2000        1.119           1.275            3,800,664
                                                               1999        1.014           1.119            2,903,384
                                                               1998        1.000           1.014            1,024,070

   Total Return Fund - Class I (5/98)                          2005        1.178           1.203              900,666
                                                               2004        1.096           1.178            1,229,680

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------           ----    -------------   -------------     ---------------
   Total Return Fund - Class I  (continued)                    2003        0.956           1.096             1,568,694
                                                               2002        1.039           0.956             1,661,014
                                                               2001        1.060           1.039             1,775,865
                                                               2000        0.994           1.060             1,806,836
                                                               1999        0.997           0.994             1,619,636
                                                               1998        1.000           0.997               761,112

Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (3/97)                            2005        1.485           1.505             3,657,695
                                                               2004        1.396           1.485             4,780,579
                                                               2003        1.174           1.396             6,058,621
                                                               2002        1.270           1.174             7,016,157
                                                               2001        1.303           1.270             8,521,339
                                                               2000        1.258           1.303             7,372,296
                                                               1999        1.183           1.258             8,078,329
                                                               1998        1.093           1.183             7,215,935
                                                               1997        1.000           1.093             4,148,291

   Select Growth Portfolio (3/97)                              2005        1.331           1.378             1,803,712
                                                               2004        1.239           1.331             2,108,022
                                                               2003        0.965           1.239             2,810,456
                                                               2002        1.192           0.965             3,477,779
                                                               2001        1.338           1.192             4,058,208
                                                               2000        1.421           1.338             4,479,543
                                                               1999        1.238           1.421             5,037,394
                                                               1998        1.099           1.238             5,355,940
                                                               1997        1.000           1.099             3,396,120

   Select High Growth Portfolio (3/97)                         2005        1.384           1.451               563,661
                                                               2004        1.266           1.384               641,406
                                                               2003        0.936           1.266             1,063,284
                                                               2002        1.242           0.936             2,145,452
                                                               2001        1.429           1.242             2,532,075
                                                               2000        1.558           1.429             2,672,371
                                                               1999        1.242           1.558             2,931,329
                                                               1998        1.090           1.242             3,434,814
                                                               1997        1.000           1.090             2,656,918

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.816           0.805               255,217
                                                               2004        0.799           0.816               298,839

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------   -------------     ---------------
   Smith Barney Dividend Strategy Portfolio (continued)        2003        0.655           0.799               454,774
                                                               2002        0.895           0.655               107,552
                                                               2001        1.000           0.895                49,350

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2005        0.875           0.919             1,212,270
                                                               2004        0.860           0.875             1,422,862
                                                               2003        0.648           0.860             1,433,743
                                                               2002        0.896           0.648               945,291
                                                               2001        1.000           0.896               165,628

The Travelers Series Trust
   AIM Capital Appreciation Portfolio (11/95)                  2005        1.333           1.433            17,196,167
                                                               2004        1.267           1.333            23,560,997
                                                               2003        0.991           1.267            29,554,141
                                                               2002        1.317           0.991            36,609,088
                                                               2001        1.748           1.317            48,759,536
                                                               2000        1.974           1.748            58,458,248
                                                               1999        1.397           1.974            59,794,915
                                                               1998        1.206           1.397            59,823,732
                                                               1997        1.088           1.206            48,942,402
                                                               1996        0.958           1.088            29,460,488

   Convertible Securities Portfolio (5/98)                     2005        1.543           1.531             1,894,620
                                                               2004        1.469           1.543             2,910,835
                                                               2003        1.177           1.469             3,580,128
                                                               2002        1.280           1.177             2,836,081
                                                               2001        1.306           1.280             3,229,548
                                                               2000        1.175           1.306             2,705,832
                                                               1999        1.001           1.175             1,597,497
                                                               1998        1.000           1.001               418,194

   Disciplined Mid Cap Stock Portfolio (5/98)                  2005        1.682           1.869             3,877,461
                                                               2004        1.461           1.682             5,322,574
                                                               2003        1.105           1.461             6,731,651
                                                               2002        1.305           1.105             7,539,227
                                                               2001        1.376           1.305             7,464,051
                                                               2000        1.194           1.376             7,288,284
                                                               1999        1.064           1.194             3,984,156
                                                               1998        1.000           1.064               550,487

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
               PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
---------------------------------------                     ----    -------------   -------------     ---------------
Mercury Large Cap Core Portfolio (5/98)                     2005        0.920           1.019             2,908,628
                                                            2004        0.803           0.920             3,507,945
                                                            2003        0.671           0.803             4,011,608
                                                            2002        0.906           0.671             5,179,705
                                                            2001        1.183           0.906             7,294,912
                                                            2000        1.267           1.183             8,594,088
                                                            1999        1.037           1.267             7,720,777
                                                            1998        1.000           1.037             3,295,301

MFS Emerging Growth Portfolio (11/96)                       2005        1.285           1.248                    --
                                                            2004        1.154           1.285            14,148,258
                                                            2003        0.904           1.154            18,256,897
                                                            2002        1.391           0.904            22,916,965
                                                            2001        2.205           1.391            31,323,073
                                                            2000        2.793           2.205            38,334,240
                                                            1999        1.599           2.793            38,199,495
                                                            1998        1.204           1.599            29,936,769
                                                            1997        1.005           1.204            17,294,943
                                                            1996        1.000           1.005             2,505,629

MFS Mid Cap Growth Portfolio (2/05)                         2005        1.000           1.058            13,281,410

MFS Total Return Portfolio (11/95)                          2005        2.498           2.542            21,052,598
                                                            2004        2.268           2.498            28,712,973
                                                            2003        1.969           2.268            36,279,044
                                                            2002        2.103           1.969            44,055,402
                                                            2001        2.127           2.103            51,925,016
                                                            2000        1.845           2.127            55,043,368
                                                            1999        1.819           1.845            64,327,238
                                                            1998        1.648           1.819            58,653,278
                                                            1997        1.376           1.648            34,927,832
                                                            1996        1.216           1.376            16,650,570

Pioneer Strategic Income Portfolio (11/95)                  2005        1.822           1.867             9,739,686
                                                            2004        1.661           1.822            12,908,237
                                                            2003        1.406           1.661            17,359,087
                                                            2002        1.344           1.406            20,779,858
                                                            2001        1.304           1.344            24,095,134
                                                            2000        1.325           1.304            27,997,652
                                                            1999        1.326           1.325            31,303,028
                                                            1998        1.332           1.326            29,566,111

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)



                                                                    UNIT VALUE AT                     NUMBER OF UNITS
                                                                    BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
               PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------              ----    -------------   -------------     ---------------
Pioneer Strategic Income Portfolio (continued)              1997        1.252           1.332            19,504,257
                                                            1996        1.170           1.252            10,424,494

Salomon Brothers Strategic Total Return Bond
Portfolio (11/95)                                           2005        1.827           1.848             2,185,732
                                                            2004        1.739           1.827             3,246,313
                                                            2003        1.553           1.739             4,620,468
                                                            2002        1.450           1.553             6,048,142
                                                            2001        1.378           1.450             5,041,930
                                                            2000        1.319           1.378             4,408,007
                                                            1999        1.359           1.319             5,149,182
                                                            1998        1.397           1.359             5,481,141
                                                            1997        1.316           1.397             5,016,054
                                                            1996        1.121           1.316             1,832,502

Strategic Equity Portfolio (11/95)                          2005        2.461           2.482            20,922,781
                                                            2004        2.259           2.461            28,494,540
                                                            2003        1.724           2.259            35,580,777
                                                            2002        2.627           1.724            43,888,761
                                                            2001        3.068           2.627            61,361,661
                                                            2000        3.795           3.068            72,884,231
                                                            1999        2.903           3.795            76,734,335
                                                            1998        2.276           2.903            67,639,943
                                                            1997        1.785           2.276            47,935,239
                                                            1996        1.396           1.785            24,031,009

Travelers Managed Income Portfolio (11/95)                  2005        1.616           1.619             5,893,607
                                                            2004        1.590           1.616             8,132,897
                                                            2003        1.483           1.590            11,247,672
                                                            2002        1.469           1.483            15,554,389
                                                            2001        1.392           1.469            18,765,083
                                                            2000        1.306           1.392            18,462,379
                                                            1999        1.309           1.306            20,425,251
                                                            1998        1.261           1.309            11,544,261
                                                            1997        1.163           1.261             4,488,528
                                                            1996        1.142           1.163             2,635,535

Van Kampen Enterprise Portfolio (11/95)                     2005        1.891           2.015            10,614,331
                                                            2004        1.842           1.891            14,731,756
                                                            2003        1.484           1.842            18,474,416
                                                            2002        2.125           1.484            22,699,674

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------              ----    -------------   -------------     ---------------
   Van Kampen Enterprise Portfolio  (continued)                2001        2.731           2.125            30,008,237
                                                               2000        3.238           2.731            37,059,764
                                                               1999        2.601           3.238            39,297,380
                                                               1998        2.103           2.601            35,643,545
                                                               1997        1.655           2.103            24,635,450
                                                               1996        1.362           1.655            11,360,286

Travelers Series Fund Inc.
   Smith Barney High Income Portfolio (11/95)                  2005        1.675           1.699             6,545,929
                                                               2004        1.534           1.675            10,157,755
                                                               2003        1.217           1.534            14,004,456
                                                               2002        1.273           1.217            17,052,242
                                                               2001        1.338           1.273            22,082,482
                                                               2000        1.472           1.338            25,994,496
                                                               1999        1.452           1.472            30,633,089
                                                               1998        1.463           1.452            31,054,135
                                                               1997        1.300           1.463            21,213,238
                                                               1996        1.162           1.300             7,719,068

   Smith Barney International All Cap Growth
   Portfolio (11/95)                                           2005        1.195           1.320            12,878,628
                                                               2004        1.026           1.195            16,816,603
                                                               2003        0.814           1.026            19,996,518
                                                               2002        1.109           0.814            31,080,395
                                                               2001        1.630           1.109            37,365,581
                                                               2000        2.164           1.630            39,840,894
                                                               1999        1.305           2.164            40,313,454
                                                               1998        1.240           1.305            38,529,419
                                                               1997        1.222           1.240            31,311,119
                                                               1996        1.050           1.222            16,854,894

   Smith Barney Large Cap Value Portfolio (11/95)              2005        2.118           2.229            12,966,895
                                                               2004        1.937           2.118            18,635,245
                                                               2003        1.536           1.937            23,230,901
                                                               2002        2.083           1.536            28,614,647
                                                               2001        2.296           2.083            36,896,310
                                                               2000        2.053           2.296            41,043,900
                                                               1999        2.076           2.053            45,773,195
                                                               1998        1.913           2.076            40,967,323
                                                               1997        1.528           1.913            27,117,422
                                                               1996        1.291           1.528            11,905,953

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.17% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
-----------------------------------------------------          ----    -------------   -------------     ---------------
   Smith Barney Large Capitalization Growth Portfolio
   (5/98)                                                      2005        1.368           1.423            17,888,406
                                                               2004        1.379           1.368            24,244,756
                                                               2003        0.945           1.379            29,762,936
                                                               2002        1.272           0.945            32,882,101
                                                               2001        1.471           1.272            41,629,754
                                                               2000        1.599           1.471            48,151,480
                                                               1999        1.237           1.599            46,287,883
                                                               1998        1.000           1.237            12,176,408

   Smith Barney Money Market Portfolio (11/95)                 2005        1.308           1.329             7,790,651
                                                               2004        1.311           1.308            12,688,242
                                                               2003        1.318           1.311            24,151,440
                                                               2002        1.317           1.318            45,287,737
                                                               2001        1.285           1.317            49,324,087
                                                               2000        1.226           1.285            45,585,702
                                                               1999        1.184           1.226            48,631,112
                                                               1998        1.140           1.184            41,370,187
                                                               1997        1.098           1.140            25,661,233
                                                               1996        1.058           1.098            22,961,508

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (6/01)                                            2005        1.115           1.156               810,421
                                                               2004        0.976           1.115             1,045,618
                                                               2003        0.696           0.976             1,327,911
                                                               2002        0.947           0.696               565,103
                                                               2001        1.000           0.947               471,861

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                         SEPARATE ACCOUNT CHARGES 1.45%



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
----------------------------------------------------           ----    -------------   -------------     ---------------
AIM Variable Insurance Funds
   AIM V.I. Premier Equity Fund - Series I (5/01)              2005        0.782           0.814                 4,668
                                                               2004        0.750           0.782                 5,619
                                                               2003        0.608           0.750                 6,618
                                                               2002        0.885           0.608                    --
                                                               2001        1.000           0.885                 2,179

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Large-Cap Growth Portfolio -
   Class B (5/01)                                              2005        0.757           0.856                    --
                                                               2004        0.709           0.757                    --
                                                               2003        0.583           0.709                 2,909
                                                               2002        0.855           0.583                 8,838
                                                               2001        1.000           0.855               234,311

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/01)                  2005        1.097           1.233               502,635
                                                               2004        0.980           1.097               521,068
                                                               2003        0.735           0.980               469,609
                                                               2002        0.874           0.735               326,225
                                                               2001        1.000           0.874                78,492

   Growth Fund - Class 2 Shares (5/01)                         2005        0.947           1.084             2,439,803
                                                               2004        0.854           0.947             2,269,374
                                                               2003        0.633           0.854             1,931,622
                                                               2002        0.850           0.633             1,310,595
                                                               2001        1.000           0.850               438,782

   Growth-Income Fund - Class 2 Shares (5/01)                  2005        1.103           1.151             1,938,260
                                                               2004        1.014           1.103             2,183,878
                                                               2003        0.777           1.014             1,786,396
                                                               2002        0.965           0.777             1,645,336
                                                               2001        1.000           0.965               719,119

Dreyfus Variable Investment Fund
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares (5/98)                                               2005        1.212           1.264               814,148
                                                               2004        1.104           1.212               919,115
                                                               2003        0.851           1.104             1,032,557
                                                               2002        1.067           0.851               963,891
                                                               2001        1.153           1.067               739,152
                                                               2000        1.033           1.153               804,861

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------------        ----    -------------   -------------     ---------------
   Dreyfus VIF - Developing Leaders Portfolio - Initial
   Shares  (continued)                                         1999        0.851           1.033               449,652
                                                               1998        1.000           0.851               252,461

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/99)             2005        0.878           0.902               329,523
                                                               2004        0.808           0.878               301,119
                                                               2003        0.642           0.808               357,783
                                                               2002        0.839           0.642               367,027
                                                               2001        0.971           0.839                98,319
                                                               2000        1.086           0.971                88,601
                                                               1999        1.000           1.086               157,335

   Fundamental Value Portfolio (11/95)                         2005        2.767           2.858             4,145,278
                                                               2004        2.595           2.767             5,059,922
                                                               2003        1.899           2.595             5,716,998
                                                               2002        2.448           1.899             6,612,767
                                                               2001        2.622           2.448             7,518,471
                                                               2000        2.208           2.622             7,852,821
                                                               1999        1.836           2.208             8,588,178
                                                               1998        1.775           1.836             9,424,781
                                                               1997        1.541           1.775             5,975,192

Salomon Brothers Variable Series Funds Inc.
   Investors Fund - Class I (5/98)                             2005        1.286           1.350               920,412
                                                               2004        1.182           1.286               964,242
                                                               2003        0.906           1.182             1,037,658
                                                               2002        1.195           0.906             1,141,039
                                                               2001        1.265           1.195             1,342,374
                                                               2000        1.114           1.265               858,755
                                                               1999        1.012           1.114               529,114
                                                               1998        1.000           1.012               199,078

   Total Return Fund - Class I (5/98)                          2005        1.156           1.177               354,387
                                                               2004        1.078           1.156               393,577
                                                               2003        0.944           1.078               423,845
                                                               2002        1.028           0.944               461,333
                                                               2001        1.052           1.028               241,087
                                                               2000        0.989           1.052               214,225
                                                               1999        0.996           0.989               208,331
                                                               1998        1.000           0.996               127,726

                      ACCUMULATION UNIT VALUES (IN DOLLARS)



                   SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)



                                                                       UNIT VALUE AT                     NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT      OUTSTANDING AT
                  PORTFOLIO NAME                               YEAR        YEAR         END OF YEAR        END OF YEAR
-------------------------------------------------              ----    -------------   -------------     ---------------
Smith Barney Allocation Series Inc.
   Select Balanced Portfolio (3/97)                            2005        1.453           1.468            1,131,824
                                                               2004        1.370           1.453            1,499,876
                                                               2003        1.155           1.370            1,614,838
                                                               2002        1.253           1.155            1,984,327
                                                               2001        1.290           1.253            2,337,583
                                                               2000        1.248           1.290            2,325,059
                                                               1999        1.177           1.248            2,374,648
                                                               1998        1.091           1.177            2,594,418
                                                               1997        1.000           1.091            1,788,610

   Select Growth Portfolio (3/97)                              2005        1.302           1.345            1,086,138
                                                               2004        1.216           1.302            1,155,771
                                                               2003        0.950           1.216            1,298,046
                                                               2002        1.176           0.950            1,312,996
                                                               2001        1.323           1.176            1,443,925
                                                               2000        1.410           1.323            1,580,482
                                                               1999        1.232           1.410            2,157,254
                                                               1998        1.097           1.232            2,329,431
                                                               1997        1.000           1.097            1,191,019

   Select High Growth Portfolio (3/97)                         2005        1.354           1.416               49,939
                                                               2004        1.242           1.354              113,957
                                                               2003        0.921           1.242              117,971
                                                               2002        1.225           0.921              107,009
                                                               2001        1.414           1.225              389,634
                                                               2000        1.546           1.414              403,429
                                                               1999        1.236           1.546              447,062
                                                               1998        1.087           1.236              622,357
                                                               1997        1.000           1.087              391,357

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2005        0.808           0.795               58,562
                                                               2004        0.793           0.808               87,461
                                                               2003        0.652           0.793               88,642
                                                               2002        0.893           0.652               26,571
                                                               2001        1.000           0.893               10,809

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01)                                            2005        0.866           0.907              317,230
                                                               2004        0.854           0.866              378,955

                  ACCUMULATION UNIT VALUES (IN DOLLARS)



                  SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)




                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------------------   ----   -------------   -------------   ---------------
    Smith Barney Premier Selections All Cap Growth Portfolio (continued)   2003       0.645           0.854             359,910
                                                                           2002       0.894           0.645             506,203
                                                                           2001       1.000           0.894              80,062

The Travelers Series Trust
    AIM Capital Appreciation Portfolio (11/95)                             2005       1.299           1.392           4,421,097
                                                                           2004       1.238           1.299           5,178,947
                                                                           2003       0.971           1.238           6,091,107
                                                                           2002       1.294           0.971           7,425,616
                                                                           2001       1.723           1.294           9,242,361
                                                                           2000       1.951           1.723          10,759,671
                                                                           1999       1.385           1.951          10,757,693
                                                                           1998       1.198           1.385          11,522,469
                                                                           1997       1.084           1.198           8,844,768
                                                                           1996       0.957           1.084           4,246,308

    Convertible Securities Portfolio (5/98)                                2005       1.515           1.498             299,120
                                                                           2004       1.446           1.515             325,676
                                                                           2003       1.162           1.446             399,307
                                                                           2002       1.267           1.162             418,382
                                                                           2001       1.297           1.267             293,689
                                                                           2000       1.169           1.297             425,068
                                                                           1999       0.999           1.169             429,444
                                                                           1998       1.000           0.999              22,352

    Disciplined Mid Cap Stock Portfolio (5/98)                             2005       1.651           1.829             749,382
                                                                           2004       1.438           1.651             939,042
                                                                           2003       1.091           1.438           1,049,421
                                                                           2002       1.292           1.091           1,005,471
                                                                           2001       1.366           1.292             856,513
                                                                           2000       1.188           1.366             833,708
                                                                           1999       1.063           1.188             256,491
                                                                           1998       1.000           1.063              28,077

    Mercury Large Cap Core Portfolio (5/98)                                2005       0.903           0.997             829,347
                                                                           2004       0.790           0.903             901,192
                                                                           2003       0.662           0.790           1,017,738
                                                                           2002       0.897           0.662           1,168,058
                                                                           2001       1.174           0.897           1,505,832
                                                                           2000       1.261           1.174           1,788,003

                  ACCUMULATION UNIT VALUES (IN DOLLARS)



                  SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)




                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------------------   ----   -------------   -------------   ---------------
    Mercury Large Cap Core Portfolio  (continued)                          1999       1.035           1.261           1,494,593
                                                                           1998       1.000           1.035           1,243,396

    MFS Emerging Growth Portfolio (11/96)                                  2005       1.256           1.219                   -
                                                                           2004       1.131           1.256           3,486,788
                                                                           2003       0.888           1.131           4,137,961
                                                                           2002       1.371           0.888           4,731,917
                                                                           2001       2.180           1.371           6,228,366
                                                                           2000       2.769           2.180           7,629,810
                                                                           1999       1.589           2.769           7,824,809
                                                                           1998       1.200           1.589           7,521,739
                                                                           1997       1.005           1.200           4,255,983
                                                                           1996       1.000           1.005             466,025

    MFS Mid Cap Growth Portfolio (2/05)                                    2005       1.000           1.055           3,622,482

    MFS Total Return Portfolio (11/95)                                     2005       2.426           2.461           5,062,739
                                                                           2004       2.208           2.426           5,979,649
                                                                           2003       1.922           2.208           7,337,522
                                                                           2002       2.059           1.922           8,750,063
                                                                           2001       2.089           2.059           9,333,303
                                                                           2000       1.817           2.089          10,057,270
                                                                           1999       1.796           1.817          11,574,413
                                                                           1998       1.632           1.796          11,645,845
                                                                           1997       1.366           1.632           6,138,961
                                                                           1996       1.211           1.366           1,810,076

    Pioneer Strategic Income Portfolio (11/95)                             2005       1.769           1.807           2,288,255
                                                                           2004       1.618           1.769           2,775,587
                                                                           2003       1.373           1.618           3,349,980
                                                                           2002       1.316           1.373           4,163,745
                                                                           2001       1.281           1.316           4,654,411
                                                                           2000       1.304           1.281           5,666,775
                                                                           1999       1.309           1.304           7,148,635
                                                                           1998       1.319           1.309           7,312,474
                                                                           1997       1.243           1.319           3,953,118
                                                                           1996       1.165           1.243           1,460,865

    Salomon Brothers Strategic Total Return Bond Portfolio (11/95)         2005       1.774           1.790             573,409
                                                                           2004       1.694           1.774             644,955

                  ACCUMULATION UNIT VALUES (IN DOLLARS)



                  SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)




                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------------------   ----   -------------   -------------   ---------------
    Salomon Brothers Strategic Total Return Bond Portfolio (continued)     2003       1.516           1.694             842,127
                                                                           2002       1.420           1.516             946,999
                                                                           2001       1.353           1.420             659,392
                                                                           2000       1.299           1.353             733,479
                                                                           1999       1.342           1.299             849,705
                                                                           1998       1.383           1.342             973,254
                                                                           1997       1.306           1.383             953,563
                                                                           1996       1.116           1.306             463,308

    Strategic Equity Portfolio (11/95)                                     2005       2.390           2.403           5,000,743
                                                                           2004       2.200           2.390           5,922,162
                                                                           2003       1.684           2.200           7,124,931
                                                                           2002       2.572           1.684           8,423,446
                                                                           2001       3.012           2.572          10,948,574
                                                                           2000       3.737           3.012          12,646,207
                                                                           1999       2.867           3.737          13,423,385
                                                                           1998       2.254           2.867          13,083,045
                                                                           1997       1.772           2.254           8,482,408
                                                                           1996       1.390           1.772           3,613,086

    Travelers Managed Income Portfolio (11/95)                             2005       1.569           1.568           1,935,772
                                                                           2004       1.548           1.569           2,072,462
                                                                           2003       1.448           1.548           2,400,924
                                                                           2002       1.438           1.448           2,934,020
                                                                           2001       1.367           1.438           3,093,511
                                                                           2000       1.286           1.367           2,585,253
                                                                           1999       1.293           1.286           2,551,368
                                                                           1998       1.248           1.293           2,823,113
                                                                           1997       1.154           1.248           1,001,269
                                                                           1996       1.137           1.154             265,598

    Van Kampen Enterprise Portfolio (11/95)                                2005       1.836           1.951           2,627,676
                                                                           2004       1.794           1.836           3,074,771
                                                                           2003       1.449           1.794           3,635,892
                                                                           2002       2.081           1.449           4,362,576
                                                                           2001       2.682           2.081           5,412,388
                                                                           2000       3.188           2.682           6,225,353
                                                                           1999       2.568           3.188           6,615,143
                                                                           1998       2.083           2.568           6,741,005

                  ACCUMULATION UNIT VALUES (IN DOLLARS)



                  SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)




                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------------------   ----   -------------   -------------   ---------------
    Van Kampen Enterprise Portfolio  (continued)                           1997       1.643           2.083          4,384,827
                                                                           1996       1.356           1.643          1,644,330

Travelers Series Fund Inc.
    Smith Barney High Income Portfolio (11/95)                             2005       1.626           1.645          1,535,138
                                                                           2004       1.494           1.626          2,066,353
                                                                           2003       1.189           1.494          2,608,457
                                                                           2002       1.246           1.189          2,717,395
                                                                           2001       1.314           1.246          3,063,554
                                                                           2000       1.450           1.314          3,605,109
                                                                           1999       1.434           1.450          4,266,126
                                                                           1998       1.448           1.434          4,739,592
                                                                           1997       1.291           1.448          2,639,907
                                                                           1996       1.157           1.291            970,188

    Smith Barney International All Cap Growth Portfolio (11/95)            2005       1.161           1.278          2,745,473
                                                                           2004       0.999           1.161          3,021,620
                                                                           2003       0.795           0.999          3,711,209
                                                                           2002       1.086           0.795          4,109,540
                                                                           2001       1.601           1.086          5,041,565
                                                                           2000       2.131           1.601          5,396,144
                                                                           1999       1.289           2.131          5,906,915
                                                                           1998       1.228           1.289          6,198,702
                                                                           1997       1.213           1.228          4,871,826
                                                                           1996       1.046           1.213          2,009,974

    Smith Barney Large Cap Value Portfolio (11/95)                         2005       2.056           2.158          3,231,996
                                                                           2004       1.886           2.056          3,761,665
                                                                           2003       1.499           1.886          4,212,320
                                                                           2002       2.040           1.499          5,136,381
                                                                           2001       2.254           2.040          6,460,230
                                                                           2000       2.022           2.254          7,279,633
                                                                           1999       2.050           2.022          8,114,092
                                                                           1998       1.894           2.050          8,248,925
                                                                           1997       1.517           1.894          4,645,333
                                                                           1996       1.285           1.517          1,606,074

    Smith Barney Large Capitalization Growth Portfolio (5/98)              2005       1.343           1.392          2,350,632
                                                                           2004       1.357           1.343          2,809,530
                                                                           2003       0.933           1.357          3,173,664

                  ACCUMULATION UNIT VALUES (IN DOLLARS)



                  SEPARATE ACCOUNT CHARGES 1.45% (CONTINUED)





                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                  BEGINNING OF    UNIT VALUE AT   OUTSTANDING AT
                              PORTFOLIO NAME                               YEAR       YEAR         END OF YEAR     END OF YEAR
------------------------------------------------------------------------   ----   -------------   -------------   ---------------
    Smith Barney Large Capitalization Growth Portfolio (continued)         2002       1.259           0.933          3,026,159
                                                                           2001       1.460           1.259          3,755,140
                                                                           2000       1.592           1.460          4,219,549
                                                                           1999       1.234           1.592          3,491,177
                                                                           1998       1.000           1.234          1,447,309

    Smith Barney Money Market Portfolio (11/95)                            2005       1.270           1.286          1,550,993
                                                                           2004       1.277           1.270          2,442,193
                                                                           2003       1.287           1.277          3,608,001
                                                                           2002       1.289           1.287          4,582,342
                                                                           2001       1.262           1.289          4,926,672
                                                                           2000       1.207           1.262          3,371,813
                                                                           1999       1.169           1.207          5,840,571
                                                                           1998       1.129           1.169          6,023,674
                                                                           1997       1.090           1.129          2,416,649
                                                                           1996       1.054           1.090          2,362,442

Variable Annuity Portfolios
    Smith Barney Small Cap Growth Opportunities Portfolio (6/01)           2005       1.104           1.141            111,823
                                                                           2004       0.969           1.104            118,451
                                                                           2003       0.692           0.969             64,522
                                                                           2002       0.945           0.692             45,580
                                                                           2001       1.000           0.945              8,130



                                      NOTES



The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amount allocated to them or were not available as of December 31, 2005.



"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.



If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.



Effective 04/18/2005: Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio.

Effective 04/18/2005: AllianceBernstein Premier Growth Portfolio - Class B changed its name to AllianceBernstein Large - Cap Growth Portfolio - Class B.



On 02/25/2005, The Travelers Series Trust: MFS Emerging Growth Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio, and is no longer available as a funding option.






On 02/25/2005, The Dreyfus/Laurel Funds, Inc: Dreyfus Disciplined Stock Fund was replaced by the Greenwich Street Series Fund: Equity Index Portfolio - Class II Shares, and is no longer available as a funding option.



On 02/25/2005, The Neuberger Berman Equity Assets: Neuberger Berman Guardian Fund Advisor Class was replaced by the American Funds Insurance Series: Growth - Income Fund - Class 2 Shares, and is no longer available as a funding option.



On 02/25/2005, The Greenwich Street Series Funds: Diversified Strategic Income Portfolio was replaced by The Travelers Series Trust: Pioneer Strategic Income Portfolio, and is no longer available as a funding option.

                                   APPENDIX C

                                THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic Annuity Payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase Payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account, which supports insurance and annuity obligations. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the Variable Funding Options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX D

         ENHANCED DEATH BENEFIT FOR CONTRACTS ISSUED BEFORE JUNE 1, 1997

IF THE ANNUITANT DIES BEFORE AGE 75 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary a death benefit equal to the greater of (1) the guaranteed death benefit, or (2) the Contract Value less any applicable premium tax or outstanding loans.

IF THE ANNUITANT DIES ON OR AFTER AGE 75 AND BEFORE THE MATURITY DATE, the Company will pay to the beneficiary a death benefit in an amount equal to the greater of (1) the guaranteed death benefit as of the Annuitant's 75th birthday, plus additional Purchase Payments, minus surrenders, outstanding loans and applicable premium tax; or (2) the Contract Value less any applicable premium tax and outstanding loans.

The guaranteed death benefit is equal to the Purchase Payments made to the Contract (minus surrenders, outstanding loans and applicable premium tax) increased by 5% on each Contract Date anniversary, but not beyond the Contract Date anniversary following the Annuitant's 75th birthday, with a maximum guaranteed death benefit of 200% of the total Purchase Payments minus surrenders and outstanding loans and applicable premium tax.

                                   APPENDIX E

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to MetLife Insurance Company of Connecticut or MetLife Life and Annuity Company of Connecticut. A list of the contents of the Statement of Additional Information is set forth below:



                         The Insurance Company
                         Principal Underwriter
                         Distribution and Principal Underwriting Agreement Valuation of Assets
                         Federal Tax Considerations
                         Independent Registered Public Accounting Firm Financial Statements



Copies of the Statement of Additional Information dated May 1, 2006 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
MetLife Insurance Company of Connecticut/MetLife Life and Annuity Company of Connecticut, Annuity Investor Services, One Cityplace, 185 Asylum Street, 3 CP Hartford, Connecticut 06103-3415. For the MetLife Insurance Company of Connecticut Statement of Additional Information please request MIC-Book-02, and for the MetLife Life and Annuity Company of Connecticut Statement of Additional Information please request MLAC-Book-02.


Name:
          ----------------------------
Address:
          ----------------------------

          ----------------------------

Check Box:

[  ] MIC-Book-02

[  ] MLAC-Book-02

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Book 02                                                         May 1, 2006

                                     VINTAGE

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED


                                   MAY 1, 2006


                                       FOR


                 METLIFE OF CT FUND BD II FOR VARIABLE ANNUITIES


                                    ISSUED BY


                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT*



This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2006. A copy of the Prospectus may be obtained by writing to MetLife Life and Annuity Company of Connecticut, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-9325 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS


THE INSURANCE COMPANY....................................        2
PRINCIPAL UNDERWRITER....................................        2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........        2
VALUATION OF ASSETS......................................        3
FEDERAL TAX CONSIDERATIONS...............................        5
INDEPENDENT REGISTERERD PUBLIC ACCOUNTING FIRM...........        8
FINANCIAL STATEMENTS.....................................        1



* The Travelers Life Insurance Company has filed for approval to change its name to MetLife Insurance Company of Connecticut. The change will be effective May 1, 2006 pending regulatory approval. You will receive a contract endorsement notifying you of the name change once it has occurred.

                              THE INSURANCE COMPANY


MetLife Life and Annuity Company of Connecticut (formerly The Travelers Life and Annuity Company) (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.


STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.


THE SEPARATE ACCOUNT. MetLife of CT Fund BD II for Variable Annuities (formerly known as The Travelers Fund BD II for Variable Annuities) (the "Separate Account" meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER


MLI Distribution LLC ("MLIDLLC") (formerly Travelers Distribution LLC) serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. MLIDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information - Distribution of the Variable Annuity Contracts"). Additional information is provided below.



Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDLLC and the Company, MLIDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDLLC for certain sales and overhead expenses connected with sales functions.



The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDLLC over the past three years.



                        MLIDLLC Underwriting Commissions



            UNDERWRITING COMMISSIONS PAID TO        AMOUNT OF UNDERWRITING COMMISSIONS
YEAR             MLIDLLC BY THE COMPANY                     RETAINED BY MLIDLLC
----        --------------------------------        ----------------------------------
2005                  $ 94,264,724                                  $0

2004                  $125,706,000                                  $0

2003                  $121,901,000                                  $0

The Company and MLIDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDLLC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.



These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2005 ranged from $3,617,678 to $1,894. The amount of commissions paid to selected broker-dealer firms during 2005 ranged from $38,782,702 to $584,889. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2005 ranged from $42,400,380 to $175,737.



The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDLLC under which the broker-dealer firms received additional compensation in 2005 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:



AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.



Linsco/Private Ledger
Merrill Lynch, Pierce, Fenner & Smith, Incorporated
Morgan Stanley DW, Inc.
Pioneer Funds Distributor, Inc.
PFS Investments, Inc. (d/b/a/ Primerica)
DWS Scudder Distributors, Inc.
Citigroup Global Markets Inc. (d/b/a/ Smith Barney)
Tower Square Securities, Inc.



There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.




THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                  (a) = investment income plus capital gains and losses (whether realized or unrealized);

                  (b) = any deduction for applicable taxes (presently zero); and

                  (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                        CALCULATION OF MONEY MARKET YIELD



From time to time, we may quote in advertisements and sales literature the adjusted and unadjusted effective yield for a money market Subaccount for a 7-day period, as described below. On a Contract-specific basis, the effective yield is computed at each month-end according to the following formula:



        EffectiveYield = ((BaseReturn + 1) to the power of (365 / 7)) - 1



Where:



BaseReturn = (AUVChange - ContractChargeAdjustment) / PriorAUV.
AUVChange = CurrentAUV - PriorAUV.

ContractChargeAdjustment = AverageAUV * Period Charge.
AverageAUV = (CurrentAUV + PriorAUV) / 2.
PeriodCharge = AnnualContractFee * (7/365).
PriorAUV = Unit value as of 7 days prior.
CurrentAUV = Unit value as of the reporting period (last day of the month).



We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on an unadjusted basis (which does not deduct Contract-level charges), according to the same formula but where:



BaseReturn = AUVChange / PriorAUV



Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.


FOREIGN TAX CREDIT



To the extent permitted under federal income tax law, the Separate Account may claim the benefit of certain tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70-1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70-1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59-1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59-1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 -1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59-1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

            (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

            (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

            (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70-1/2 or as otherwise required by law, or

            (d)   the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2. OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements of The Travelers Fund BD II for Variable Annuities as of December 31, 2005 and for the period in the year then ended and The Travelers Life and Annuity Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the acquisition of the Company by MetLife Inc. on July 1, 2005 and the application of the purchase method of accounting to the assets and liabilities of the Company as required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin 5.J., Push Down Basis of Accounting Required in Certain Limited Circumstances and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No.141, Business Combinations) as of December 31, 2005 and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) and the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.



                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and for each of the years in the two-year period ended December 31, 2004, included herein, and the statement of changes in net assets of The Travelers Fund BD II for Variable Annuities for the year ended December 31, 2004, and financial highlights for each of the years in the four-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

ANNUAL REPORT
DECEMBER 31, 2005

                           THE TRAVELERS FUND BD II
                           FOR VARIABLE ANNUITIES
                                          OF
                           THE TRAVELERS LIFE AND ANNUITY COMPANY

The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
The Travelers Fund BD II for Variable Annuities and the Board of Directors of The Travelers Life and Annuity Company:

We have audited the accompanying statement of assets and liabilities of the sub-accounts (as disclosed in Appendix A) comprising The Travelers Fund BD II for Variable Annuities (the "Separate Account") of The Travelers Life and Annuity Company ("TLAC") as of December 31, 2005, and the related statements of operations and changes in net assets for the period in the year then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts comprising The Travelers Fund BD II for Variable Annuities of TLAC as of December 31, 2005, the results of their operations and the changes in their net assets for the period in the year then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 22, 2006

                                   APPENDIX A

                       AIM Capital Appreciation Portfolio
                     AIM V.I. Premier Equity Fund - Series I
             AllianceBernstein Large-Cap Growth Portfolio - Class B
                        Convertible Securities Portfolio
                       Disciplined Mid Cap Stock Portfolio
           Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
                    Equity Index Portfolio - Class II Shares
                           Fundamental Value Portfolio
                       Global Growth Fund - Class 2 Shares
                          Growth Fund - Class 2 Shares
                       Growth-Income Fund - Class 2 Shares
                            Investors Fund - Class I
                        Mercury Large Cap Core Portfolio
                          MFS Emerging Growth Portfolio
                          MFS Mid Cap Growth Portfolio
                           MFS Total Return Portfolio
                       Pioneer Strategic Income Portfolio
             Salomon Brothers Strategic Total Return Bond Portfolio
                            Select Balanced Portfolio
                             Select Growth Portfolio
                          Select High Growth Portfolio
                    Smith Barney Dividend Strategy Portfolio
                       Smith Barney High Income Portfolio
               Smith Barney International All Cap Growth Portfolio
                     Smith Barney Large Cap Value Portfolio
               Smith Barney Large Capitalization Growth Portfolio
                       Smith Barney Money Market Portfolio
            Smith Barney Premier Selections All Cap Growth Portfolio
              Smith Barney Small Cap Growth Opportunities Portfolio
                           Strategic Equity Portfolio
                           Total Return Fund - Class I
                       Travelers Managed Income Portfolio
                         Van Kampen Enterprise Portfolio

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and Owners of Variable Annuity Contracts of The Travelers Fund BD II for Variable Annuities:

We have audited the statement of changes in net assets of The Travelers Fund BD II for Variable Annuities (comprised of the sub-accounts disclosed in Note 1 and Note 4) for the year ended December 31, 2004 and the financial highlights for each of the years in the four-year period then ended. The statement of changes in net assets and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on the statement of changes in net assets and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the statement of changes in net assets and financial highlights referred to above present fairly, in all material respects, the changes in net assets of each of the sub-accounts constituting The Travelers Fund BD II for Variable Annuities for the year then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005

                                                            ALLIANCEBERNSTEIN          GLOBAL
                                            AIM V.I.            LARGE-CAP              GROWTH              GROWTH
                                             PREMIER              GROWTH               FUND -              FUND -
                                          EQUITY FUND -        PORTFOLIO -            CLASS 2             CLASS 2
                                            SERIES I             CLASS B               SHARES              SHARES
                                        ---------------    ------------------     ---------------      ---------------
ASSETS:
  Investments at market value:          $       160,292      $       382,445      $     5,104,710      $    10,695,015
                                        ---------------      ---------------      ---------------      ---------------

  Total Assets ...............                  160,292              382,445            5,104,710           10,695,015
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
  Insurance charges ..........                        4                   11                  147                  319
  Administrative fees ........                        1                    1                   21                   44
                                        ---------------      ---------------      ---------------      ---------------

    Total Liabilities ........                        5                   12                  168                  363
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $       160,287      $       382,433      $     5,104,542      $    10,694,652
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                              DREYFUS VIF -            EQUITY
                                         GROWTH-INCOME          DEVELOPING             INDEX
                                            FUND -               LEADERS            PORTFOLIO -          FUNDAMENTAL
                                            CLASS 2            PORTFOLIO -            CLASS II              VALUE
                                            SHARES            INITIAL SHARES           SHARES             PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $    10,994,420      $     5,880,636      $     2,936,941      $    53,537,374
                                        ---------------      ---------------      ---------------      ---------------

  Total Assets ...............               10,994,420            5,880,636            2,936,941           53,537,374
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
  Insurance charges ..........                      324                  173                   84                1,587
  Administrative fees ........                       45                   24                   12                  220
                                        ---------------      ---------------      ---------------      ---------------

    Total Liabilities ........                      369                  197                   96                1,807
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $    10,994,051      $     5,880,439      $     2,936,845      $    53,535,567
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                         SMITH
                                                                                                         BARNEY
   INVESTORS           TOTAL RETURN          SELECT              SELECT           SELECT HIGH           DIVIDEND
    FUND -                FUND -            BALANCED             GROWTH              GROWTH             STRATEGY
    CLASS I              CLASS I           PORTFOLIO            PORTFOLIO          PORTFOLIO           PORTFOLIO
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
$     6,005,084     $     1,500,204     $     7,164,466     $     3,946,029     $       888,485     $       252,092
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

      6,005,084           1,500,204           7,164,466           3,946,029             888,485             252,092
---------------     ---------------     ---------------     ---------------     ---------------     ---------------




            177                  45                 213                 122                  25                   7
             25                   7                  29                  16                   4                   1
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

            202                  52                 242                 138                  29                   8
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

$     6,004,882     $     1,500,152     $     7,164,224     $     3,945,891     $       888,456     $       252,084
===============     ===============     ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                              SMITH
                                             BARNEY
                                             PREMIER
                                           SELECTIONS                                                    DISCIPLINED
                                             ALL CAP           AIM CAPITAL          CONVERTIBLE            MID CAP
                                             GROWTH            APPRECIATION          SECURITIES             STOCK
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $     1,402,334      $    30,797,445      $     3,348,329      $     8,615,911
                                        ---------------      ---------------      ---------------      ---------------

  Total Assets ...............                1,402,334           30,797,445            3,348,329            8,615,911
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
  Insurance charges ..........                       41                  908                   97                  251
  Administrative fees ........                        6                  126                   14                   36
                                        ---------------      ---------------      ---------------      ---------------

    Total Liabilities ........                       47                1,034                  111                  287
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $     1,402,287      $    30,796,411      $     3,348,218      $     8,615,624
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                   SALOMON
                          MFS                                    PIONEER           BROTHERS
     MERCURY            MID CAP             MFS TOTAL           STRATEGIC         STRATEGIC             STRATEGIC
    LARGE CAP            GROWTH               RETURN             INCOME          TOTAL RETURN             EQUITY
 CORE PORTFOLIO        PORTFOLIO            PORTFOLIO           PORTFOLIO         BOND FUND             PORTFOLIO
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
$     3,789,654     $    17,872,080     $    65,975,386     $    22,315,174     $     5,065,971     $    63,951,937
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

      3,789,654          17,872,080          65,975,386          22,315,174           5,065,971          63,951,937
---------------     ---------------     ---------------     ---------------     ---------------     ---------------




            112                 529               1,939                 655                 149               1,879
             16                  74                 271                  92                  21                 263
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

            128                 603               2,210                 747                 170               2,142
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

$     3,789,526     $    17,871,477     $    65,973,176     $    22,314,427     $     5,065,801     $    63,949,795
===============     ===============     ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                                                                                                         SMITH BARNEY
                                           TRAVELERS                                                    INTERNATIONAL
                                            MANAGED            VAN KAMPEN           SMITH BARNEY           ALL CAP
                                            INCOME             ENTERPRISE           HIGH INCOME             GROWTH
                                           PORTFOLIO           PORTFOLIO             PORTFOLIO            PORTFOLIO
                                        ---------------      ---------------      ---------------      ---------------
ASSETS:
  Investments at market value:          $    12,577,716      $    26,519,598      $    13,644,122      $    20,504,968
                                        ---------------      ---------------      ---------------      ---------------

  Total Assets ...............               12,577,716           26,519,598           13,644,122           20,504,968
                                        ---------------      ---------------      ---------------      ---------------


LIABILITIES:
  Payables:
  Insurance charges ..........                      375                  780                  400                  600
  Administrative fees ........                       52                  109                   56                   84
                                        ---------------      ---------------      ---------------      ---------------

    Total Liabilities ........                      427                  889                  456                  684
                                        ---------------      ---------------      ---------------      ---------------

NET ASSETS:                             $    12,577,289      $    26,518,709      $    13,643,666      $    20,504,284
                                        ===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2005

                       SMITH BARNEY                               SMITH BARNEY
 SMITH BARNEY             LARGE                                    SMALL CAP
   LARGE CAP          CAPITALIZATION        SMITH BARNEY             GROWTH
     VALUE                GROWTH            MONEY MARKET         OPPORTUNITIES
   PORTFOLIO            PORTFOLIO            PORTFOLIO             PORTFOLIO
---------------      ---------------      ---------------      ---------------

$    35,880,693      $    28,719,013      $    12,347,513      $     1,064,767
---------------      ---------------      ---------------      ---------------

     35,880,693           28,719,013           12,347,513            1,064,767
---------------      ---------------      ---------------      ---------------




          1,056                  828                  360                   31
            148                  118                   51                    4
---------------      ---------------      ---------------      ---------------

          1,204                  946                  411                   35
---------------      ---------------      ---------------      ---------------

$    35,879,489      $    28,718,067      $    12,347,102      $     1,064,732
===============      ===============      ===============      ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                          ALLIANCEBERNSTEIN        GLOBAL
                                                           AIM V.I.           LARGE-CAP            GROWTH              GROWTH
                                                           PREMIER             GROWTH              FUND -              FUND -
                                                        EQUITY FUND -        PORTFOLIO -          CLASS 2             CLASS 2
                                                           SERIES I            CLASS B             SHARES              SHARES
                                                       --------------     -----------------    --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $        1,366      $           --      $       30,274      $       68,664
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                 1,800               3,888              47,203             103,820
  Administrative fees .........................                   263                 572               6,696              14,315
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................                 2,063               4,460              53,899             118,135
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                  (697)             (4,460)            (23,625)            (49,471)
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                  --                  --
    Realized gain (loss) on sale of investments                 1,316              13,280             203,973             520,380
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                 1,316              13,280             203,973             520,380
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................                 6,487              36,769             401,201             904,034
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $        7,106      $       45,589      $      581,549      $    1,374,943
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                      DREYFUS VIF -
                        DEVELOPING           EQUITY
  GROWTH-INCOME          LEADERS             INDEX
     FUND -            PORTFOLIO -        PORTFOLIO -          FUNDAMENTAL         INVESTORS          TOTAL RETURN
     CLASS 2             INITIAL            CLASS II              VALUE              FUND -              FUND -
     SHARES               SHARES             SHARES             PORTFOLIO           CLASS I             CLASS I
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
$       145,961     $            --     $        35,923     $       496,780     $        70,376     $        29,636
---------------     ---------------     ---------------     ---------------     ---------------     ---------------


        123,495              67,389              36,367             633,537              69,641              17,936
         17,218               9,479               5,239              87,945               9,732               2,464
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

        140,713              76,868              41,606             721,482              79,373              20,400
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

          5,248             (76,868)             (5,683)           (224,702)             (8,997)              9,236
---------------     ---------------     ---------------     ---------------     ---------------     ---------------



         46,605                  --                  --           3,116,910                  --              10,134
        629,070             (72,921)              1,373           2,535,853             205,075              40,017
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

        675,675             (72,921)              1,373           5,652,763             205,075              50,151
---------------     ---------------     ---------------     ---------------     ---------------     ---------------


       (199,364)            400,513              92,425          (3,773,812)            114,889             (32,654)
---------------     ---------------     ---------------     ---------------     ---------------     ---------------



$       481,559     $       250,724     $        88,115     $     1,654,249     $       310,967     $        26,733
===============     ===============     ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                    SELECT          SMITH BARNEY
                                                            SELECT              SELECT               HIGH             DIVIDEND
                                                           BALANCED             GROWTH              GROWTH            STRATEGY
                                                          PORTFOLIO            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $      164,710      $       58,924      $        3,938      $        4,961
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................                88,873              44,241               9,178               3,417
  Administrative fees .........................                12,312               5,920               1,317                 478
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               101,185              50,161              10,495               3,895
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............                63,525               8,763              (6,557)              1,066
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                  --                  --                  --
    Realized gain (loss) on sale of investments               103,517             (34,446)             12,779               8,887
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................               103,517             (34,446)             12,779               8,887
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................               (91,506)            151,611              28,616             (14,177)
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $       75,536      $      125,928      $       34,838      $       (4,224)
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

 SMITH BARNEY
    PREMIER
  SELECTIONS                                                   DISCIPLINED          MERCURY               MFS
    ALL CAP            AIM CAPITAL         CONVERTIBLE           MID CAP           LARGE CAP            EMERGING
    GROWTH             APPRECIATION         SECURITIES            STOCK               CORE               GROWTH
   PORTFOLIO            PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO           PORTFOLIO
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
$         1,687     $        65,333     $        87,889     $            --     $            --     $            --
---------------     ---------------     ---------------     ---------------     ---------------     ---------------


         15,408             355,802              40,720             101,020              41,355              35,649
          2,148              49,786               5,804              14,264               5,745               4,976
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

         17,556             405,588              46,524             115,284              47,100              40,625
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

        (15,869)           (340,255)             41,365            (115,284)            (47,100)            (40,625)
---------------     ---------------     ---------------     ---------------     ---------------     ---------------



             --                  --              60,549             108,485                  --                  --
         41,416          (1,284,596)             85,112             820,159            (110,295)         (9,845,892)
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

         41,416          (1,284,596)            145,661             928,644            (110,295)         (9,845,892)
---------------     ---------------     ---------------     ---------------     ---------------     ---------------


         42,137           3,740,302            (255,805)            172,735             541,779           9,222,677
---------------     ---------------     ---------------     ---------------     ---------------     ---------------



$        67,684     $     2,115,451     $       (68,779)    $       986,095     $       384,384     $      (663,840)
===============     ===============     ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                                                      SALOMON
                                                             MFS                                   PIONEER            BROTHERS
                                                           MID CAP                MFS             STRATEGIC          STRATEGIC
                                                            GROWTH           TOTAL RETURN           INCOME          TOTAL RETURN
                                                          PORTFOLIO            PORTFOLIO          PORTFOLIO          BOND FUND
                                                       --------------      --------------      --------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $           --      $    1,446,382      $      916,624      $      203,937
                                                       --------------      --------------      --------------      --------------

EXPENSES:
  Insurance charges ...........................               173,927             808,779             271,536              65,877
  Administrative fees .........................                24,229             113,374              38,047               9,244
                                                       --------------      --------------      --------------      --------------

    Total expenses ............................               198,156             922,153             309,583              75,121
                                                       --------------      --------------      --------------      --------------

      Net investment income (loss) ............              (198,156)            524,229             607,041             128,816
                                                       --------------      --------------      --------------      --------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --           3,142,001                  --                  --
    Realized gain (loss) on sale of investments                40,970           2,103,737            (829,925)             17,031
                                                       --------------      --------------      --------------      --------------

      Realized gain (loss) ....................                40,970           5,245,738            (829,925)             17,031
                                                       --------------      --------------      --------------      --------------

    Change in unrealized gain (loss)
      on investments ..........................             1,148,570          (4,634,836)            815,540             (86,190)
                                                       --------------      --------------      --------------      --------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      991,384      $    1,135,131      $      592,656      $       59,657
                                                       ==============      ==============      ==============      ==============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                                                  SMITH BARNEY
                        TRAVELERS                                                INTERNATIONAL        SMITH BARNEY
   STRATEGIC             MANAGED           VAN KAMPEN         SMITH BARNEY          ALL CAP            LARGE CAP
    EQUITY                INCOME           ENTERPRISE          HIGH INCOME           GROWTH              VALUE
   PORTFOLIO            PORTFOLIO          PORTFOLIO            PORTFOLIO          PORTFOLIO           PORTFOLIO
---------------     ---------------     ---------------     ---------------     ---------------     ---------------
$       386,433     $       460,524     $        26,010     $     1,099,362     $       270,234     $       571,049
---------------     ---------------     ---------------     ---------------     ---------------     ---------------


        758,149             154,950             312,711             179,682             226,906             439,414
        106,347              21,517              43,849              25,223              31,984              61,660
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

        864,496             176,467             356,560             204,905             258,890             501,074
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

       (478,063)            284,057            (330,550)            894,457              11,344              69,975
---------------     ---------------     ---------------     ---------------     ---------------     ---------------



---------------     ---------------     ---------------     ---------------     ---------------     ---------------
     (5,735,578)           (146,448)         (5,110,048)         (1,806,982)          1,545,308             123,121
---------------     ---------------     ---------------     ---------------     ---------------     ---------------

     (5,735,578)           (146,448)         (5,110,048)         (1,806,982)          1,545,308             123,121
---------------     ---------------     ---------------     ---------------     ---------------     ---------------


      5,859,894            (121,439)          7,118,166           1,087,433             434,395           1,653,955
---------------     ---------------     ---------------     ---------------     ---------------     ---------------



$      (353,747)    $        16,170     $     1,677,568     $       174,908     $     1,991,047     $     1,847,051
===============     ===============     ===============     ===============     ===============     ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2005

                                                          SMITH BARNEY                           SMITH BARNEY
                                                             LARGE                                 SMALL CAP
                                                         CAPITALIZATION        SMITH BARNEY         GROWTH
                                                             GROWTH            MONEY MARKET      OPPORTUNITIES
                                                           PORTFOLIO             PORTFOLIO         PORTFOLIO
                                                         ---------------     ---------------    ---------------
INVESTMENT INCOME:
  Dividends ...................................          $        37,860     $       418,085    $            --
                                                         ---------------     ---------------    ---------------

EXPENSES:
  Insurance charges ...........................                  331,562             165,365             12,310
  Administrative fees .........................                   47,360              23,245              1,759
                                                         ---------------     ---------------    ---------------

    Total expenses ............................                  378,922             188,610             14,069
                                                         ---------------     ---------------    ---------------

      Net investment income (loss) ............                 (341,062)            229,475            (14,069)
                                                         ---------------     ---------------    ---------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                       --                  --            107,159
    Realized gain (loss) on sale of investments                  701,677                  --             83,097
                                                         ---------------     ---------------    ---------------

      Realized gain (loss) ....................                  701,677                  --            190,256
                                                         ---------------     ---------------    ---------------

    Change in unrealized gain (loss)
      on investments ..........................                  592,229                  --           (147,309)
                                                         ---------------     ---------------    ---------------


  Net increase (decrease) in net assets
    resulting from operations .................          $       952,844     $       229,475    $        28,878
                                                         ===============     ===============    ===============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                      AIM V.I.                 ALLIANCEBERNSTEIN                GLOBAL GROWTH
                                                   PREMIER EQUITY               LARGE-CAP GROWTH                FUND - CLASS 2
                                                  FUND - SERIES I             PORTFOLIO - CLASS B                   SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004            2005           2004
                                                ----           ----           ----           ----            ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (697)   $    (2,593)   $    (4,460)   $    (4,923)   $   (23,625)   $   (25,785)
  Realized gain (loss) ..................         1,316        (12,967)        13,280          4,406        203,973        171,356
  Change in unrealized gain (loss)
    on investments ......................         6,487         18,092         36,769         23,946        401,201        219,557
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         7,106          2,532         45,589         23,429        581,549        365,128
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        15,000             --             --             --         10,595            875
  Participant transfers from other
    funding options .....................            --         13,451         13,450        135,563      2,028,153      2,439,489
  Administrative charges ................           (84)           (98)           (89)          (127)        (1,084)          (803)
  Contract surrenders ...................       (27,903)      (252,815)       (92,190)       (89,348)    (1,278,127)      (810,942)
  Participant transfers to other
    funding options .....................       (13,738)        (3,229)        (6,370)        (8,020)      (166,923)      (745,355)
  Other receipts/(payments) .............            --             --             --        (28,118)       (46,166)       (41,757)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (26,725)      (242,691)       (85,199)         9,950        546,448        841,507
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       (19,619)      (240,159)       (39,610)        33,379      1,127,997      1,206,635


NET ASSETS:
    Beginning of year ...................       179,906        420,065        422,043        388,664      3,976,545      2,769,910
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   160,287    $   179,906    $   382,433    $   422,043    $ 5,104,542    $ 3,976,545
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                                 DREYFUS VIF -
                                                                                                                  DEVELOPING
                                                   GROWTH FUND -                  GROWTH-INCOME                     LEADERS
                                                      CLASS 2                    FUND - CLASS 2                   PORTFOLIO -
                                                       SHARES                        SHARES                     INITIAL SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004            2005           2004
                                                ----           ----           ----           ----            ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (49,471)   $   (92,226)   $     5,248    $   (45,151)   $   (76,868)   $   (79,196)
  Realized gain (loss) ..................       520,380        290,286        675,675        491,284        (72,921)      (252,773)
  Change in unrealized gain (loss)
    on investments ......................       904,034        722,146       (199,364)       608,193        400,513      1,050,867
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........     1,374,943        920,206        481,559      1,054,326        250,724        718,898
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         3,181          8,338          7,701         21,187         27,119             --
  Participant transfers from other
    funding options .....................     2,925,636      2,725,770      2,052,159      3,569,473        429,722        306,816
  Administrative charges ................        (2,182)        (2,157)        (2,831)        (2,851)        (1,621)        (1,879)
  Contract surrenders ...................    (2,565,038)    (2,131,861)    (3,112,710)    (3,403,545)    (1,624,564)    (1,428,026)
  Participant transfers to other
    funding options .....................      (275,003)      (432,726)      (714,283)      (972,339)      (139,712)      (733,496)
  Other receipts/(payments) .............      (170,910)      (108,591)      (386,470)       (91,241)      (201,429)       (71,959)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (84,316)        58,773     (2,156,434)      (879,316)    (1,510,485)    (1,928,544)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     1,290,627        978,979     (1,674,875)       175,010     (1,259,761)    (1,209,646)


NET ASSETS:
    Beginning of year ...................     9,404,025      8,425,046     12,668,926     12,493,916      7,140,200      8,349,846
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $10,694,652    $ 9,404,025    $10,994,051    $12,668,926    $ 5,880,439    $ 7,140,200
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

        EQUITY INDEX
         PORTFOLIO -                     FUNDAMENTAL                  INVESTORS FUND -            TOTAL RETURN FUND -
       CLASS II SHARES                 VALUE PORTFOLIO                    CLASS I                       CLASS I
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005             2004           2005            2004            2005            2004            2005            2004
     ----             ----           ----            ----            ----            ----            ----            ----
$     (5,683)   $      2,866    $   (224,702)   $   (438,436)   $     (8,997)   $      8,195    $      9,236    $      9,637
       1,373         (81,409)      5,652,763       3,710,864         205,075         110,785          50,151          77,380

      92,425         404,249      (3,773,812)      1,272,886         114,889         517,925         (32,654)         52,531
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      88,115         325,706       1,654,249       4,545,314         310,967         636,905          26,733         139,548
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


          --              --             336          86,128          20,728           9,875              --          14,033

      74,730         234,927         606,061       2,922,118         575,120         308,117           6,348         103,327
        (736)           (946)        (14,928)        (18,190)         (1,665)         (2,032)           (315)           (442)
    (963,995)       (414,644)    (12,428,852)    (13,267,711)     (1,575,972)     (1,504,926)       (339,243)       (246,569)

    (130,235)       (378,101)     (1,665,269)     (1,820,221)       (347,589)       (474,191)        (96,354)       (255,281)
     (72,161)       (153,709)     (1,950,956)     (1,191,696)        (81,682)        (47,889)             --         (27,557)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (1,092,397)       (712,473)    (15,453,608)    (13,289,572)     (1,411,060)     (1,711,046)       (429,564)       (412,489)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (1,004,282)       (386,767)    (13,799,359)     (8,744,258)     (1,100,093)     (1,074,141)       (402,831)       (272,941)



   3,941,127       4,327,894      67,334,926      76,079,184       7,104,975       8,179,116       1,902,983       2,175,924
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,936,845    $  3,941,127    $ 53,535,567    $ 67,334,926    $  6,004,882    $  7,104,975    $  1,500,152    $  1,902,983
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                       SELECT                        SELECT                       SELECT HIGH
                                                 BALANCED PORTFOLIO             GROWTH PORTFOLIO               GROWTH PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004            2005           2004
                                                ----           ----           ----           ----            ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    63,525    $    93,549    $     8,763    $     8,338    $    (6,557)   $   (13,053)
  Realized gain (loss) ..................       103,517         38,114        (34,446)      (129,945)        12,779         21,962
  Change in unrealized gain (loss)
    on investments ......................       (91,506)       445,407        151,611        428,533         28,616        107,766
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        75,536        577,070        125,928        306,926         34,838        116,675
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........            --             --          2,200          6,800             --             --
  Participant transfers from other
    funding options .....................        40,383        200,833         11,995         66,749         30,634          5,012
  Administrative charges ................        (1,110)        (1,333)          (838)        (1,150)          (364)          (450)
  Contract surrenders ...................    (1,857,685)    (1,676,662)      (478,742)      (825,965)      (203,601)      (528,372)
  Participant transfers to other
    funding options .....................      (166,298)      (270,612)          (132)      (187,796)            --        (42,982)
  Other receipts/(payments) .............      (204,666)      (220,549)       (26,034)      (115,400)       (15,270)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (2,189,376)    (1,968,323)      (491,551)    (1,056,762)      (188,601)      (566,792)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets    (2,113,840)    (1,391,253)      (365,623)      (749,836)      (153,763)      (450,117)


NET ASSETS:
    Beginning of year ...................     9,278,064     10,669,317      4,311,514      5,061,350      1,042,219      1,492,336
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 7,164,224    $ 9,278,064    $ 3,945,891    $ 4,311,514    $   888,456    $ 1,042,219
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                        SMITH BARNEY
         SMITH BARNEY                PREMIER SELECTIONS                 AIM CAPITAL                   CONVERTIBLE
      DIVIDEND STRATEGY                    ALL CAP                      APPRECIATION                   SECURITIES
          PORTFOLIO                   GROWTH PORTFOLIO                   PORTFOLIO                     PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$      1,066    $     (1,847)   $    (15,869)   $    (18,392)   $   (340,255)   $   (439,206)   $     41,365    $     39,685
       8,887          24,294          41,416          37,746      (1,284,596)     (1,927,068)        145,661          87,101

     (14,177)        (14,740)         42,137           3,827       3,740,302       4,200,087        (255,805)        125,620
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      (4,224)          7,707          67,684          23,181       2,115,451       1,833,813         (68,779)        252,406
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


          --              --           1,035           3,674           1,511           2,789              --          15,187

      45,151         120,797          71,043         358,553          20,106         111,685          74,080         461,079
        (195)           (138)           (190)           (220)        (12,222)        (14,867)           (587)           (764)
     (83,278)       (192,639)       (199,557)       (249,192)     (7,370,743)     (6,332,950)     (1,067,116)     (1,120,335)

     (20,010)        (54,731)        (42,434)       (103,904)     (1,218,949)     (1,671,265)       (181,668)       (286,038)
          --              --         (68,336)             --        (882,199)       (760,127)       (393,055)       (172,452)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (58,332)       (126,711)       (238,439)          8,911      (9,462,496)     (8,664,735)     (1,568,346)     (1,103,323)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (62,556)       (119,004)       (170,755)         32,092      (7,347,045)     (6,830,922)     (1,637,125)       (850,917)



     314,640         433,644       1,573,042       1,540,950      38,143,456      44,974,378       4,985,343       5,836,260
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    252,084    $    314,640    $  1,402,287    $  1,573,042    $ 30,796,411    $ 38,143,456    $  3,348,218    $  4,985,343
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                    DISCIPLINED
                                                      MID CAP                        MERCURY
                                                       STOCK                        LARGE CAP                    MFS EMERGING
                                                     PORTFOLIO                   CORE PORTFOLIO                GROWTH PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004            2005           2004
                                                ----           ----           ----           ----            ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (115,284)   $  (100,778)   $   (47,100)   $   (26,665)   $   (40,625)   $  (285,435)
  Realized gain (loss) ..................       928,644        774,783       (110,295)      (213,134)    (9,845,892)    (3,305,117)
  Change in unrealized gain (loss)
    on investments ......................       172,735        766,848        541,779        767,077      9,222,677      5,985,667
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       986,095      1,440,853        384,384        527,278       (663,840)     2,395,115
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........           367             --             --             --            166         17,720
  Participant transfers from other
    funding options .....................       925,245      1,152,144        263,133        127,695         35,771        162,370
  Administrative charges ................        (2,750)        (3,028)        (1,212)        (1,325)          (118)        (9,435)
  Contract surrenders ...................    (3,160,884)    (2,451,305)      (655,046)      (313,805)      (587,676)    (4,209,652)
  Participant transfers to other
    funding options .....................      (267,066)      (866,009)      (184,316)      (267,691)   (21,346,757)    (1,133,125)
  Other receipts/(payments) .............      (365,471)      (116,848)       (57,533)       (57,805)        (5,556)      (397,904)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (2,870,559)    (2,285,046)      (634,974)      (512,931)   (21,904,170)    (5,570,026)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets    (1,884,464)      (844,193)      (250,590)        14,347    (22,568,010)    (3,174,911)


NET ASSETS:
    Beginning of year ...................    10,500,088     11,344,281      4,040,116      4,025,769     22,568,010     25,742,921
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 8,615,624    $10,500,088    $ 3,789,526    $ 4,040,116    $        --    $22,568,010
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                                      SALOMON BROTHERS
                                                                                                         STRATEGIC
         MFS MID CAP                      MFS TOTAL                    PIONEER STRATEGIC                TOTAL RETURN
       GROWTH PORTFOLIO                RETURN PORTFOLIO                INCOME PORTFOLIO                  BOND FUND
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$   (198,156)   $         --    $    524,229    $  1,121,815    $    607,041    $  1,493,868    $    128,816    $    313,665
      40,970              --       5,245,738       3,847,004        (829,925)     (1,314,197)         17,031          34,093

   1,148,570              --      (4,634,836)      3,440,821         815,540       2,518,375         (86,190)          7,066
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     991,384              --       1,135,131       8,409,640         592,656       2,698,046          59,657         354,824
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


         737              --          10,878          40,018             378           8,791              40           8,338

  21,228,343              --       1,552,737       2,201,862         662,332         685,429          88,374         379,038
      (7,890)             --         (19,490)        (22,534)         (6,057)         (7,118)         (1,855)         (2,248)
  (3,420,997)             --     (19,022,087)    (19,105,166)     (5,952,511)     (6,776,452)     (1,409,093)     (1,998,824)

    (589,041)             --      (1,083,391)     (1,946,728)       (667,371)     (1,413,531)       (521,424)     (1,000,042)
    (331,059)             --      (2,832,066)     (1,809,040)       (738,640)     (1,029,799)       (226,372)       (128,032)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  16,880,093              --     (21,393,419)    (20,641,588)     (6,701,869)     (8,532,680)     (2,070,330)     (2,741,770)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  17,871,477              --     (20,258,288)    (12,231,948)     (6,109,213)     (5,834,634)     (2,010,673)     (2,386,946)



          --              --      86,231,464      98,463,412      28,423,640      34,258,274       7,076,474       9,463,420
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 17,871,477    $         --    $ 65,973,176    $ 86,231,464    $ 22,314,427    $ 28,423,640    $  5,065,801    $  7,076,474
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                                                    TRAVELERS                     VAN KAMPEN
                                                     STRATEGIC                   MANAGED INCOME                   ENTERPRISE
                                                  EQUITY PORTFOLIO                  PORTFOLIO                      PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2005           2004           2005           2004            2005           2004
                                                ----           ----           ----           ----            ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $  (478,063)   $    79,799    $   284,057    $   531,084    $  (330,550)   $  (256,298)
  Realized gain (loss) ..................    (5,735,578)    (6,449,463)      (146,448)       (72,883)    (5,110,048)    (5,705,152)
  Change in unrealized gain (loss)
    on investments ......................     5,859,894     13,370,751       (121,439)      (172,282)     7,118,166      6,659,088
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........      (353,747)     7,001,087         16,170        285,919      1,677,568        697,638
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         9,508         19,361         57,185             --          2,988          1,078
  Participant transfers from other
    funding options .....................       180,943        296,961        275,373      1,023,570         58,307        509,858
  Administrative charges ................       (27,662)       (33,723)        (2,511)        (3,154)       (10,455)       (12,773)
  Contract surrenders ...................   (15,359,459)   (13,956,191)    (3,419,551)    (3,800,074)    (6,235,030)    (5,673,326)
  Participant transfers to other
    funding options .....................    (3,146,568)    (3,719,419)      (462,157)    (2,414,793)    (1,354,797)    (1,963,559)
  Other receipts/(payments) .............    (1,634,754)    (1,378,351)      (283,338)      (292,434)    (1,130,669)      (604,747)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..   (19,977,992)   (18,771,362)    (3,834,999)    (5,486,885)    (8,669,656)    (7,743,469)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets   (20,331,739)   (11,770,275)    (3,818,829)    (5,200,966)    (6,992,088)    (7,045,831)


NET ASSETS:
    Beginning of year ...................    84,281,534     96,051,809     16,396,118     21,597,084     33,510,797     40,556,628
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $63,949,795    $84,281,534    $12,577,289    $16,396,118    $26,518,709    $33,510,797
                                            ===========    ===========    ===========    ===========    ===========    ===========

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                          SMITH BARNEY                                                   SMITH BARNEY
         SMITH BARNEY                    INTERNATIONAL                    SMITH BARNEY                       LARGE
         HIGH INCOME                        ALL CAP                        LARGE CAP                    CAPITALIZATION
          PORTFOLIO                     GROWTH PORTFOLIO                VALUE PORTFOLIO                GROWTH PORTFOLIO
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2005            2004            2005            2004            2005            2004            2005            2004
     ----            ----            ----            ----            ----            ----            ----            ----
$    894,457    $  1,356,473    $     11,344    $    (73,469)   $     69,975    $    265,948    $   (341,062)   $   (353,858)
  (1,806,982)     (1,976,366)      1,545,308       1,013,950         123,121        (645,432)        701,677         513,463

   1,087,433       2,524,942         434,395       2,538,778       1,653,955       4,629,899         592,229        (766,445)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     174,908       1,905,049       1,991,047       3,479,259       1,847,051       4,250,415         952,844        (606,840)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


       1,752             500          34,399             388          19,101           9,133          31,309          20,124

     150,290         634,288         316,657       1,442,668         256,945         980,092         540,750       2,084,395
      (4,580)         (5,923)         (6,906)         (7,782)        (12,806)        (15,432)        (11,703)        (14,087)
  (4,858,945)     (5,525,974)     (4,303,092)     (3,734,448)    (10,987,923)     (8,263,608)     (7,221,372)     (6,325,303)

  (1,026,560)     (1,345,099)       (595,023)     (1,299,612)     (1,166,218)     (1,526,804)     (1,524,557)     (2,448,303)
  (1,166,980)       (671,936)       (538,951)       (497,361)     (1,276,562)     (1,171,372)       (984,101)     (1,126,577)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (6,905,023)     (6,914,144)     (5,092,916)     (4,096,147)    (13,167,463)     (9,987,991)     (9,169,674)     (7,809,751)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (6,730,115)     (5,009,095)     (3,101,869)       (616,888)    (11,320,412)     (5,737,576)     (8,216,830)     (8,416,591)



  20,373,781      25,382,876      23,606,153      24,223,041      47,199,901      52,937,477      36,934,897      45,351,488
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 13,643,666    $ 20,373,781    $ 20,504,284    $ 23,606,153    $ 35,879,489    $ 47,199,901    $ 28,718,067    $ 36,934,897
============    ============    ============    ============    ============    ============    ============    ============

                        See Notes to Financial Statements

                            THE TRAVELERS FUND BD II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 For the years ended December 31, 2005 and 2004

                                                                                    SMITH BARNEY
                                                                                      SMALL CAP
                                                    SMITH BARNEY                       GROWTH
                                                    MONEY MARKET                    OPPORTUNITIES
                                                     PORTFOLIO                        PORTFOLIO
                                            ----------------------------    ----------------------------
                                                 2005            2004            2005            2004
                                                 ----            ----            ----            ----
OPERATIONS:
  Net investment income (loss) ..........   $    229,475    $   (100,054)   $    (14,069)   $    (14,674)
  Realized gain (loss) ..................             --              --         190,256         107,759
  Change in unrealized gain (loss)
    on investments ......................             --              --        (147,309)         62,966
                                            ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets
      resulting from operations .........        229,475        (100,054)         28,878         156,051
                                            ------------    ------------    ------------    ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........         57,188          55,898           1,360              --
  Participant transfers from other
    funding options .....................      3,602,039      10,500,838         426,581         631,766
  Administrative charges ................         (3,977)         (5,533)           (434)           (385)
  Contract surrenders ...................     (7,570,198)    (13,425,042)       (417,162)       (446,281)
  Participant transfers to other
    funding options .....................     (1,946,942)    (13,142,792)       (271,392)       (402,856)
  Other receipts/(payments) .............     (1,712,145)       (469,398)             --              --
                                            ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     (7,574,035)    (16,486,029)       (261,047)       (217,756)
                                            ------------    ------------    ------------    ------------

    Net increase (decrease) in net assets     (7,344,560)    (16,586,083)       (232,169)        (61,705)


NET ASSETS:
    Beginning of year ...................     19,691,662      36,277,745       1,296,901       1,358,606
                                            ------------    ------------    ------------    ------------
    End of year .........................   $ 12,347,102    $ 19,691,662    $  1,064,732    $  1,296,901
                                            ============    ============    ============    ============

                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

On July 1, 2005, MetLife, Inc., a Delaware corporation ("MetLife"), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup Inc. ("Citigroup") including The Travelers Insurance Company, The Travelers Life and Annuity Company, certain other domestic insurance companies of Citigroup and substantially all of Citigroup's international insurance businesses.

Effective July 1, 2005, a reorganization of mutual funds within two trusts was implemented. As part of the acquisition, MetLife acquired The Travelers Series Trust while Citigroup retained the Travelers Series Fund, Inc. The AIM Capital Appreciation Portfolio, MFS Total Return Portfolio, Pioneer Strategic Income Portfolio, Salomon Brothers Strategic Total Return Bond Fund, Strategic Equity Portfolio, Travelers Managed Income Portfolio and Van Kampen Enterprise Portfolio were moved from the Travelers Series Fund, Inc. to The Travelers Series Trust.

The Travelers Fund BD II for Variable Annuities ("Fund BD II") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of MetLife, and is available for funding certain variable annuity contracts issued by The Company. Fund BD II, established on February 22, 1995, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The product supported by Fund BD II is Travelers Vintage Annuity.

Participant purchase payments applied to Fund BD II are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2005, the investments comprising Fund BD II were:

     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Premier Equity Fund - Series I
     AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
         AllianceBernstein Large-Cap Growth Portfolio - Class B (Formerly
           AllianceBernstein Premier Growth Portfolio - Class B)
     American Funds Insurance Series, Massachusetts business trust
         Global Growth Fund - Class 2 Shares
         Growth Fund - Class 2 Shares
         Growth-Income Fund - Class 2 Shares
     Dreyfus Variable Investment Fund, Maryland business trust
         Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Equity Index Portfolio - Class II Shares
         Fundamental Value Portfolio
     Salomon Brothers Variable Series Funds Inc., Maryland business trust
         Investors Fund - Class I
         Total Return Fund - Class I
     Smith Barney Allocation Series Inc., Maryland business trust
         Select Balanced Portfolio
         Select Growth Portfolio
         Select High Growth Portfolio
     Smith Barney Investment Series, Massachusetts business trust
         Smith Barney Dividend Strategy Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         AIM Capital Appreciation Portfolio
         Convertible Securities Portfolio
         Disciplined Mid Cap Stock Portfolio
         Mercury Large Cap Core Portfolio (Formerly Merrill Lynch Large Cap Core
           Portfolio)
         MFS Mid Cap Growth Portfolio
         MFS Total Return Portfolio
         Pioneer Strategic Income Portfolio
         Salomon Brothers Strategic Total Return Bond Fund
         Strategic Equity Portfolio
         Travelers Managed Income Portfolio
         Van Kampen Enterprise Portfolio

     Travelers Series Fund Inc., Maryland business trust
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio Smith Barney Money Market Portfolio
     Variable Annuity Portfolios, Massachusetts business trust
         Smith Barney Small Cap Growth Opportunities Portfolio

New Funds in 2005 included above:

MFS Mid Cap Growth Portfolio         The Travelers Series Trust        2/14/2005

Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Fund BD II or shares of Fund BD II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for Fund BD II product offered by The Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Fund BD II in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-Term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value.

Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with The Company and distributions for payouts.

The operations of Fund BD II form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Fund BD II. Fund BD II is not taxed as a "regulated investment company" under Subchapter M of the Code.

In 2001, Fund BD II adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values:

      -     Mortality and Expense Risks assumed by The Company (M&E)
      -     Administrative fees paid for administrative expenses (ADM)

The table below displays separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S) and Enhanced (E) Death Benefit (Dth Ben) designations:

----------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                           BD II
----------------------------------------------------------------------------------------------------------
                                                                          Asset-based Charges
                                                                          --------------------------------
                                     Dth                                                            Total
    Separate Account Charge (1)      Ben   Product                           M&E         ADM        Charge
----------------------------------------------------------------------------------------------------------
Separate Account Charge 1.17%         S    Vintage Annuity                  1.02%       0.15%       1.17%

Separate Account Charge 1.45%         E    Vintage Annuity                  1.30%       0.15%       1.45%
----------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values may not be available through certain sub-accounts.

For contracts in the accumulation phase with a contract value less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

No sales charges are deducted from participant Purchase Payments when they are received. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for seven years. The maximum charge, applied to the amount withdrawn, is 6% decreasing to 0% in years seven and later and assessed through the redemption of units.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. PORTFOLIO MERGERS, SUBSTITUTIONS AND/OR LIQUIDATIONS

Effective  February 25, 2005, The Travelers  Series Trust:  MFS Emerging  Growth
Portfolio was merged into The Travelers Series Trust: MFS Mid Cap Growth Portfolio.

5. STATEMENT OF INVESTMENTS                                                              FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET         COST OF       PROCEEDS
                                                                              SHARES         VALUE         PURCHASES     FROM SALES
                                                                           ------------   ------------   ------------   ------------
AIM VARIABLE INSURANCE FUNDS (0.0%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $150,801)                                                         7,182   $    160,292   $     16,465   $     43,883
                                                                           ------------   ------------   ------------   ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.1%)
  AllianceBernstein Large-Cap Growth Portfolio - Class B
    Total (Cost $295,069)                                                        14,410        382,445         13,313        102,961
                                                                           ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (5.5%)
  Global Growth Fund - Class 2 Shares (Cost $3,972,374)                         261,512      5,104,710      1,723,184      1,200,192
  Growth Fund - Class 2 Shares (Cost $7,952,195)                                181,333     10,695,015      2,349,153      2,482,576
  Growth-Income Fund - Class 2 Shares (Cost $8,952,293)                         288,416     10,994,420      1,594,646      3,698,859
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $20,876,862)                                                    731,261     26,794,145      5,666,983      7,381,627
                                                                           ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (1.2%)
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    Total (Cost $5,785,901)                                                     133,772      5,880,636        329,814      1,916,971
                                                                           ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (11.7%)
  Equity Index Portfolio - Class II Shares (Cost $2,874,621)                     96,610      2,936,941        101,706      1,199,690
  Fundamental Value Portfolio (Cost $46,540,213)                              2,595,122     53,537,374      3,775,255     16,334,848
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $49,414,834)                                                  2,691,732     56,474,315      3,876,961     17,534,538
                                                                           ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.6%)
  Investors Fund - Class I (Cost $5,189,273)                                    413,004      6,005,084        554,802      1,974,657
  Total Return Fund - Class I (Cost $1,363,926)                                 132,293      1,500,204         67,980        478,122
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $6,553,199)                                                     545,297      7,505,288        622,782      2,452,779
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY ALLOCATION SERIES INC. (2.5%)
  Select Balanced Portfolio (Cost $6,858,000)                                   602,056      7,164,466        381,953      2,507,562
  Select Growth Portfolio (Cost $3,940,656)                                     367,757      3,946,029        264,549        747,199
  Select High Growth Portfolio (Cost $782,620)                                   67,927        888,485         34,573        229,701
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $11,581,276)                                                  1,037,740     11,998,980        681,075      3,484,462
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY INVESTMENT SERIES (0.3%)
  Smith Barney Dividend Strategy Portfolio (Cost $235,155)                       29,009        252,092         50,021        107,278
  Smith Barney Premier Selections All Cap Growth Portfolio
    (Cost $1,175,718)                                                           108,877      1,402,334         68,288        322,548
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,410,873)                                                     137,886      1,654,426        118,309        429,826
                                                                           ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (53.9%)
  AIM Capital Appreciation Portfolio (Cost $32,223,784)                       2,652,665     30,797,445         82,489      9,884,205
  Convertible Securities Portfolio (Cost $3,245,102)                            282,559      3,348,329        206,751      1,673,072
  Disciplined Mid Cap Stock Portfolio (Cost $6,223,814)                         392,346      8,615,911        590,223      3,467,293
  Mercury Large Cap Core Portfolio (Cost $3,922,518)                            373,733      3,789,654        230,220        912,166
  MFS Emerging Growth Portfolio (Cost $0)                                            --             --         15,719     21,960,515
  MFS Mid Cap Growth Portfolio (Cost $16,723,510)                             2,209,157     17,872,080     21,208,597      4,526,057
  MFS Total Return Portfolio (Cost $62,935,577)                               4,013,101     65,975,386      5,042,122     22,767,102
  Pioneer Strategic Income Portfolio (Cost $25,170,897)                       2,391,766     22,315,174      1,292,939      7,387,020
  Salomon Brothers Strategic Total Return Bond Fund (Cost $5,156,717)           482,014      5,065,971        293,347      2,234,691
  Strategic Equity Portfolio (Cost $77,461,494)                               3,594,825     63,951,937        387,148     20,841,060
  Travelers Managed Income Portfolio (Cost $13,337,052)                       1,140,319     12,577,716        753,869      4,304,385
  Van Kampen Enterprise Portfolio (Cost $39,011,617)                          2,083,236     26,519,598         47,652      9,046,968
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $285,412,082)                                                19,615,721    260,829,201     30,151,076    109,004,534
                                                                           ------------   ------------   ------------   ------------

5. STATEMENT OF INVESTMENTS (CONTINUED)                                                  FOR THE YEAR ENDED DECEMBER 31, 2005
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF          MARKET        COST OF        PROCEEDS
                                                                              SHARES          VALUE        PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
TRAVELERS SERIES FUND INC. (23.0%)
  Smith Barney High Income Portfolio (Cost $17,770,945)                       1,913,622   $ 13,644,122   $  1,174,427   $  7,184,538
  Smith Barney International All Cap Growth Portfolio (Cost $13,675,131)      1,433,914     20,504,968        365,751      5,446,638
  Smith Barney Large Cap Value Portfolio (Cost $34,346,187)                   1,897,445     35,880,693        628,801     13,725,085
  Smith Barney Large Capitalization Growth Portfolio (Cost $25,150,437)       1,901,921     28,719,013        267,555      9,777,345
  Smith Barney Money Market Portfolio (Cost $12,347,513)                     12,347,513     12,347,513      3,422,579     10,750,948
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $103,290,213)                                                19,494,415    111,096,309      5,859,113     46,884,554
                                                                           ------------   ------------   ------------   ------------

VARIABLE ANNUITY PORTFOLIOS (0.2%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $987,743)                                                        98,226      1,064,767        501,941        669,864
                                                                           ------------   ------------   ------------   ------------

6. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Premier Equity Fund -
    Series I                              2005        194   0.814 - 0.825       160         0.78     1.17 - 1.45        4.09 - 4.43
                                          2004        228   0.782 - 0.790       180         0.28     1.17 - 1.45        4.27 - 4.64
                                          2003        556   0.750 - 0.755       420         0.31     1.17 - 1.45      23.36 - 23.57
                                          2002        453           0.611       277         0.23            1.17            (31.04)
                                          2001        787   0.885 - 0.886       697         0.14     1.17 - 1.45     (10.95) - 4.49
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Large-Cap Growth
    Portfolio - Class B                   2005        441           0.868       382            -            1.17              13.61
                                          2004        552   0.757 - 0.764       422            -     1.17 - 1.45        6.77 - 7.00
                                          2003        544   0.709 - 0.714       389            -     1.17 - 1.45      21.61 - 22.05
                                          2002        600   0.583 - 0.585       351            -     1.17 - 1.45  (31.81) - (31.74)
                                          2001      1,834   0.855 - 0.857     1,570            -     1.17 - 1.45   (16.55) - (7.17)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares     2005      4,093   1.233 - 1.249     5,105         0.68     1.17 - 1.45      12.40 - 12.73
                                          2004      3,595   1.097 - 1.108     3,977         0.45     1.17 - 1.45      11.94 - 12.15
                                          2003      2,808   0.980 - 0.988     2,770         0.41     1.17 - 1.45      33.33 - 33.69
                                          2002      1,858   0.735 - 0.739     1,371         1.12     1.17 - 1.45  (15.90) - (15.64)
                                          2001        381   0.874 - 0.876       333         0.20     1.17 - 1.45   (11.43) - (6.32)

  Growth Fund - Class 2 Shares            2005      9,767   1.084 - 1.099    10,695         0.72     1.17 - 1.45      14.47 - 14.84
                                          2004      9,854   0.947 - 0.957     9,404         0.18     1.17 - 1.45      10.89 - 11.28
                                          2003      9,808   0.854 - 0.860     8,425         0.13     1.17 - 1.45      34.91 - 35.22
                                          2002      6,515   0.633 - 0.636     4,141         0.04     1.17 - 1.45  (25.53) - (25.35)
                                          2001      2,214   0.850 - 0.852     1,886         0.29     1.17 - 1.45  (15.59) - (15.39)

  Growth-Income Fund - Class 2 Shares     2005      9,455   1.151 - 1.166    10,994         1.27     1.17 - 1.45        4.35 - 4.57
                                          2004     11,389   1.103 - 1.115    12,669         0.86     1.17 - 1.45        8.78 - 9.10
                                          2003     12,242   1.014 - 1.022    12,494         1.11     1.17 - 1.45      30.50 - 30.86
                                          2002      9,691   0.777 - 0.781     7,559         1.22     1.17 - 1.45  (19.48) - (19.23)
                                          2001      4,901   0.965 - 0.967     4,739         0.77     1.17 - 1.45    (3.11) - (2.33)
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares            2005      4,572   1.264 - 1.291     5,880            -     1.17 - 1.45        4.29 - 4.53
                                          2004      5,801   1.212 - 1.235     7,140         0.18     1.17 - 1.45       9.78 - 10.07
                                          2003      7,459   1.104 - 1.122     8,350         0.03     1.17 - 1.45      29.73 - 30.16
                                          2002      8,522   0.851 - 0.862     7,334         0.04     1.17 - 1.45  (20.24) - (20.04)
                                          2001      9,107   1.067 - 1.078     9,811         0.44     1.17 - 1.45    (7.46) - (7.23)
GREENWICH STREET SERIES FUND
  Equity Index Portfolio - Class II
    Shares                                2005      3,202   0.902 - 0.919     2,937         1.03     1.17 - 1.45        2.73 - 3.03
                                          2004      4,424   0.878 - 0.892     3,941         1.26     1.17 - 1.45        8.66 - 9.05
                                          2003      5,292   0.808 - 0.818     4,328         1.05     1.17 - 1.45      25.86 - 26.23
                                          2002      5,391   0.642 - 0.648     3,492         1.77     1.17 - 1.45  (23.48) - (23.31)
                                          2001      5,389   0.839 - 0.845     4,553         0.67     1.17 - 1.45  (13.59) - (13.42)

  Fundamental Value Portfolio             2005     18,284   2.858 - 2.948    53,536         0.85     1.17 - 1.45        3.29 - 3.55
                                          2004     23,791   2.767 - 2.847    67,335         0.61     1.17 - 1.45        6.63 - 6.95
                                          2003     28,725   2.595 - 2.662    76,079         0.58     1.17 - 1.45      36.65 - 37.08
                                          2002     35,154   1.899 - 1.942    67,998         0.96     1.17 - 1.45  (22.43) - (22.23)
                                          2001     43,455   2.448 - 2.497   108,154         0.68     1.17 - 1.45    (6.64) - (6.37)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  Investors Fund - Class I                2005      4,372   1.350 - 1.380     6,005         1.09     1.17 - 1.45        4.98 - 5.34
                                          2004      5,440   1.286 - 1.310     7,105         1.32     1.17 - 1.45        8.80 - 9.08
                                          2003      6,826   1.182 - 1.201     8,179         1.31     1.17 - 1.45      30.46 - 30.83
                                          2002      8,316   0.906 - 0.918     7,623         1.03     1.17 - 1.45  (24.18) - (23.94)
                                          2001      9,972   1.195 - 1.207    12,025         0.99     1.17 - 1.45    (5.53) - (5.33)

  Total Return Fund - Class I             2005      1,255   1.177 - 1.203     1,500         1.81     1.17 - 1.45        1.82 - 2.12
                                          2004      1,623   1.156 - 1.178     1,903         1.72     1.17 - 1.45        7.24 - 7.48
                                          2003      1,993   1.078 - 1.096     2,176         1.55     1.17 - 1.45      14.19 - 14.64
                                          2002      2,122   0.944 - 0.956     2,024         1.48     1.17 - 1.45    (8.17) - (7.99)
                                          2001      2,017   1.028 - 1.039     2,093         2.04     1.17 - 1.45    (2.28) - (1.98)
SMITH BARNEY ALLOCATION SERIES INC.
  Select Balanced Portfolio               2005      4,790   1.468 - 1.505     7,164         2.01     1.17 - 1.45        1.03 - 1.35
                                          2004      6,280   1.453 - 1.485     9,278         2.18     1.17 - 1.45        6.06 - 6.38
                                          2003      7,673   1.370 - 1.396    10,669         2.48     1.17 - 1.45      18.61 - 18.91
                                          2002      9,000   1.155 - 1.174    10,530         6.47     1.17 - 1.45    (7.82) - (7.56)
                                          2001     10,859   1.253 - 1.270    13,756         3.70     1.17 - 1.45    (2.87) - (2.53)

  Select Growth Portfolio                 2005      2,890   1.345 - 1.378     3,946         1.49     1.17 - 1.45        3.30 - 3.53
                                          2004      3,264   1.302 - 1.331     4,312         1.44     1.17 - 1.45        7.07 - 7.43
                                          2003      4,109   1.216 - 1.239     5,061         1.59     1.17 - 1.45      28.00 - 28.39
                                          2002      4,791   0.950 - 0.965     4,605        10.56     1.17 - 1.45  (19.22) - (19.04)
                                          2001      5,502   1.176 - 1.192     6,537            -     1.17 - 1.45  (11.11) - (10.91)

  Select High Growth Portfolio            2005        614   1.416 - 1.451       888         0.45     1.17 - 1.45        4.58 - 4.84
                                          2004        755   1.354 - 1.384     1,042         0.28     1.17 - 1.45        9.02 - 9.32
                                          2003      1,181   1.242 - 1.266     1,492         0.45     1.17 - 1.45      34.85 - 35.26
                                          2002      2,252   0.921 - 0.936     2,106         1.07     1.17 - 1.45  (24.82) - (24.64)
                                          2001      2,922   1.225 - 1.242     3,622         5.05     1.17 - 1.45  (13.37) - (13.09)
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy
    Portfolio                             2005        314   0.795 - 0.805       252         1.56     1.17 - 1.45    (1.61) - (1.35)
                                          2004        386   0.808 - 0.816       315         0.75     1.17 - 1.45        1.89 - 2.13
                                          2003        543   0.793 - 0.799       434         0.66     1.17 - 1.45      21.63 - 21.98
                                          2002        134   0.652 - 0.655        88         0.77     1.17 - 1.45  (26.99) - (26.82)
                                          2001         60   0.893 - 0.895        54            -     1.17 - 1.45   (11.65) - (3.46)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                  2005      1,530   0.907 - 0.919     1,402         0.12     1.17 - 1.45        4.73 - 5.03
                                          2004      1,802   0.866 - 0.875     1,573            -     1.17 - 1.45        1.41 - 1.74
                                          2003      1,794   0.854 - 0.860     1,541            -     1.17 - 1.45      32.40 - 32.72
                                          2002      1,451   0.645 - 0.648       939         0.07     1.17 - 1.45  (27.85) - (27.68)
                                          2001        246   0.894 - 0.896       220            -     1.17 - 1.45   (10.13) - (4.79)
THE TRAVELERS SERIES TRUST
  AIM Capital Appreciation Portfolio      2005     21,617   1.392 - 1.433    30,796         0.20     1.17 - 1.45        7.16 - 7.50
                                          2004     28,740   1.299 - 1.333    38,143         0.13     1.17 - 1.45        4.93 - 5.21
                                          2003     35,645   1.238 - 1.267    44,974            -     1.17 - 1.45      27.50 - 27.85
                                          2002     44,035   0.971 - 0.991    43,494            -     1.17 - 1.45  (24.96) - (24.75)
                                          2001     58,002   1.294 - 1.317    76,194            -     1.17 - 1.45  (24.90) - (24.66)

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Convertible Securities Portfolio        2005      2,194   1.498 - 1.531     3,348         2.27     1.17 - 1.45    (1.12) - (0.78)
                                          2004      3,237   1.515 - 1.543     4,985         1.92     1.17 - 1.45        4.77 - 5.04
                                          2003      3,979   1.446 - 1.469     5,836         3.21     1.17 - 1.45      24.44 - 24.81
                                          2002      3,254   1.162 - 1.177     3,824         7.24     1.17 - 1.45    (8.29) - (8.05)
                                          2001      3,523   1.267 - 1.280     4,508         1.85     1.17 - 1.45    (2.31) - (1.99)

  Disciplined Mid Cap Stock Portfolio     2005      4,627   1.829 - 1.869     8,616            -     1.17 - 1.45      10.78 - 11.12
                                          2004      6,262   1.651 - 1.682    10,500         0.26     1.17 - 1.45      14.81 - 15.13
                                          2003      7,781   1.438 - 1.461    11,344         0.29     1.17 - 1.45      31.81 - 32.22
                                          2002      8,545   1.091 - 1.105     9,429         0.55     1.17 - 1.45  (15.56) - (15.33)
                                          2001      8,321   1.292 - 1.305    10,848         0.29     1.17 - 1.45    (5.42) - (5.16)

  Mercury Large Cap Core Portfolio        2005      3,738   0.997 - 1.019     3,790            -     1.17 - 1.45      10.41 - 10.76
                                          2004      4,409   0.903 - 0.920     4,040         0.54     1.17 - 1.45      14.30 - 14.57
                                          2003      5,029   0.790 - 0.803     4,026         0.63     1.17 - 1.45      19.34 - 19.67
                                          2002      6,348   0.662 - 0.671     4,246         0.51     1.17 - 1.45  (26.20) - (25.94)
                                          2001      8,801   0.897 - 0.906     7,962         0.04     1.17 - 1.45  (23.59) - (23.42)

  MFS Mid Cap Growth Portfolio            2005     16,904   1.055 - 1.058    17,871            -     1.17 - 1.45        5.50 - 5.80

  MFS Total Return Portfolio              2005     26,115   2.461 - 2.542    65,973         1.92     1.17 - 1.45        1.44 - 1.76
                                          2004     34,693   2.426 - 2.498    86,231         2.46     1.17 - 1.45       9.87 - 10.14
                                          2003     43,617   2.208 - 2.268    98,463         2.10     1.17 - 1.45      14.88 - 15.19
                                          2002     52,805   1.922 - 1.969   103,552         5.58     1.17 - 1.45    (6.65) - (6.37)
                                          2001     61,258   2.059 - 2.103   128,388         2.76     1.17 - 1.45    (1.44) - (1.13)

  Pioneer Strategic Income Portfolio      2005     12,028   1.807 - 1.867    22,314         3.62     1.17 - 1.45        2.15 - 2.47
                                          2004     15,684   1.769 - 1.822    28,424         6.10     1.17 - 1.45        9.33 - 9.69
                                          2003     20,709   1.618 - 1.661    34,258         8.29     1.17 - 1.45      17.84 - 18.14
                                          2002     24,944   1.373 - 1.406    34,936        22.32     1.17 - 1.45        4.33 - 4.61
                                          2001     28,750   1.316 - 1.344    38,496         7.80     1.17 - 1.45        2.73 - 3.07
  Salomon Brothers Strategic Total
    Return Bond Fund                      2005      2,759   1.790 - 1.848     5,066         3.31     1.17 - 1.45        0.90 - 1.15
                                          2004      3,891   1.774 - 1.827     7,076         5.10     1.17 - 1.45        4.72 - 5.06
                                          2003      5,463   1.694 - 1.739     9,463         5.08     1.17 - 1.45      11.74 - 11.98
                                          2002      6,995   1.516 - 1.553    10,826        12.12     1.17 - 1.45        6.76 - 7.10
                                          2001      5,701   1.420 - 1.450     8,246         6.20     1.17 - 1.45        4.95 - 5.22

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  Strategic Equity Portfolio              2005     25,924   2.403 - 2.482    63,950         0.55     1.17 - 1.45        0.54 - 0.85
                                          2004     34,417   2.390 - 2.461    84,282         1.31     1.17 - 1.45        8.64 - 8.94
                                          2003     42,706   2.200 - 2.259    96,052            -     1.17 - 1.45      30.64 - 31.03
                                          2002     52,312   1.684 - 1.724    89,867         0.52     1.17 - 1.45  (34.53) - (34.37)
                                          2001     72,310   2.572 - 2.627   189,341         0.20     1.17 - 1.45  (14.61) - (14.37)

  Travelers Managed Income Portfolio      2005      7,829   1.568 - 1.619    12,577         3.21     1.17 - 1.45      (0.06) - 0.19
                                          2004     10,205   1.569 - 1.616    16,396         4.07     1.17 - 1.45        1.36 - 1.64
                                          2003     13,649   1.548 - 1.590    21,597         3.47     1.17 - 1.45        6.91 - 7.22
                                          2002     18,488   1.448 - 1.483    27,324        10.83     1.17 - 1.45        0.70 - 0.95
                                          2001     21,859   1.438 - 1.469    32,009         4.01     1.17 - 1.45        5.19 - 5.53

  Van Kampen Enterprise Portfolio         2005     13,242   1.951 - 2.015    26,519         0.09     1.17 - 1.45        6.26 - 6.56
                                          2004     17,807   1.836 - 1.891    33,511         0.50     1.17 - 1.45        2.34 - 2.66
                                          2003     22,110   1.794 - 1.842    40,557         0.14     1.17 - 1.45      23.81 - 24.12
                                          2002     27,062   1.449 - 1.484    40,003         0.69     1.17 - 1.45  (30.37) - (30.16)
                                          2001     35,421   2.081 - 2.125    75,043            -     1.17 - 1.45  (22.41) - (22.19)
TRAVELERS SERIES FUND INC.
  Smith Barney High Income Portfolio      2005      8,081   1.645 - 1.699    13,644         6.55     1.17 - 1.45        1.17 - 1.43
                                          2004     12,224   1.626 - 1.675    20,374         7.24     1.17 - 1.45        8.84 - 9.19
                                          2003     16,613   1.494 - 1.534    25,383         6.91     1.17 - 1.45      25.65 - 26.05
                                          2002     19,770   1.189 - 1.217    23,989        22.09     1.17 - 1.45    (4.57) - (4.40)
                                          2001     25,146   1.246 - 1.273    31,930        11.74     1.17 - 1.45    (5.18) - (4.86)
Smith Barney International All Cap
    Growth Portfolio                      2005     15,624   1.278 - 1.320    20,504         1.27     1.17 - 1.45      10.08 - 10.46
                                          2004     19,838   1.161 - 1.195    23,606         0.89     1.17 - 1.45      16.22 - 16.47
                                          2003     23,708   0.999 - 1.026    24,223         0.94     1.17 - 1.45      25.66 - 26.04
                                          2002     35,190   0.795 - 0.814    28,580         0.88     1.17 - 1.45  (26.80) - (26.60)
                                          2001     42,407   1.086 - 1.109    46,910            -     1.17 - 1.45  (32.17) - (31.96)

  Smith Barney Large Cap Value Portfolio  2005     16,199   2.158 - 2.229    35,879         1.39     1.17 - 1.45        4.96 - 5.24
                                          2004     22,397   2.056 - 2.118    47,200         1.75     1.17 - 1.45        9.01 - 9.34
                                          2003     27,443   1.886 - 1.937    52,937         1.62     1.17 - 1.45      25.82 - 26.11
                                          2002     33,751   1.499 - 1.536    51,646         3.53     1.17 - 1.45  (26.52) - (26.26)
                                          2001     43,357   2.040 - 2.083    90,046         1.37     1.17 - 1.45    (9.49) - (9.28)
  Smith Barney Large Capitalization
    Growth Portfolio                      2005     20,239   1.392 - 1.423    28,718         0.12     1.17 - 1.45        3.65 - 4.02
                                          2004     27,054   1.343 - 1.368    36,935         0.33     1.17 - 1.45    (1.03) - (0.80)
                                          2003     32,937   1.357 - 1.379    45,351         0.02     1.17 - 1.45      45.44 - 45.93
                                          2002     35,908   0.933 - 0.945    33,913         0.31     1.17 - 1.45  (25.89) - (25.71)
                                          2001     45,385   1.259 - 1.272    57,662            -     1.17 - 1.45  (13.77) - (13.53)

  Smith Barney Money Market Portfolio     2005      9,342   1.286 - 1.329    12,347         2.70     1.17 - 1.45        1.26 - 1.61
                                          2004     15,130   1.270 - 1.308    19,692         0.83     1.17 - 1.45    (0.55) - (0.23)
                                          2003     27,759   1.277 - 1.311    36,278         0.68     1.17 - 1.45    (0.78) - (0.53)
                                          2002     49,870   1.287 - 1.318    65,591         1.26     1.17 - 1.45      (0.16) - 0.08
                                          2001     54,251   1.289 - 1.317    71,305         3.50     1.17 - 1.45        2.14 - 2.49

                                                                                                       EXPENSE          TOTAL
                                          YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                         ENDED      UNITS     LOWEST TO     ASSETS       INCOME       LOWEST TO       LOWEST TO
                                         DEC 31    (000S)    HIGHEST ($)    ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                         ------    ------   -------------   -------   -------------  -----------  -----------------
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio               2005        922   1.141 - 1.156     1,065            -     1.17 - 1.45        3.35 - 3.68
                                          2004      1,164   1.104 - 1.115     1,297         0.07     1.17 - 1.45      13.93 - 14.24
                                          2003      1,392   0.969 - 0.976     1,359            -     1.17 - 1.45      40.03 - 40.23
                                          2002        611   0.692 - 0.696       425            -     1.17 - 1.45  (26.77) - (26.50)
                                          2001        480   0.945 - 0.947       454            -     1.17 - 1.45     (2.17) - 20.38

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004

                                                     AIM V.I.                   ALLIANCEBERNSTEIN
                                                     PREMIER                       LARGE-CAP                      GLOBAL
                                                   EQUITY FUND -                GROWTH PORTFOLIO -              GROWTH FUND -
                                                     SERIES I                        CLASS B                   CLASS 2 SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       227,906        556,199        552,089        544,472      3,594,782      2,808,025
Accumulation units purchased and
  transferred from other funding options .        18,892         17,543         16,922        188,109      1,812,393      2,392,111
Accumulation units redeemed and
  transferred to other funding options ...       (52,340)      (345,836)      (128,274)      (180,492)    (1,314,031)    (1,605,354)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       194,458        227,906        440,737        552,089      4,093,144      3,594,782
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               DREYFUS VIF -
                                                                                  GROWTH-INCOME                 DEVELOPING
                                                    GROWTH FUND -                      FUND -                LEADERS PORTFOLIO -
                                                  CLASS 2 SHARES                  CLASS 2 SHARES               INITIAL SHARES
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     9,854,418      9,807,746     11,388,796     12,241,895      5,800,524      7,459,135
Accumulation units purchased and
  transferred from other funding options .     2,946,022      3,108,641      1,857,458      3,444,086        371,982        262,142
Accumulation units redeemed and
  transferred to other funding options ...    (3,033,221)    (3,061,969)    (3,791,241)    (4,297,185)    (1,600,281)    (1,920,753)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     9,767,219      9,854,418      9,455,013     11,388,796      4,572,225      5,800,524
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    EQUITY INDEX
                                                     PORTFOLIO -                   FUNDAMENTAL                 INVESTORS FUND -
                                                   CLASS II SHARES               VALUE PORTFOLIO                  CLASS I
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     4,423,985      5,292,306     23,791,330     28,725,142      5,440,088      6,825,984
Accumulation units purchased and
  transferred from other funding options .        85,093        281,629        218,943      1,111,785        459,842        259,537
Accumulation units redeemed and
  transferred to other funding options ...    (1,306,796)    (1,149,950)    (5,725,700)    (6,043,205)    (1,526,102)    (1,643,593)
Annuity units ............................            --             --           (737)        (2,392)        (1,794)        (1,840)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     3,202,282      4,423,985     18,283,836     23,791,330      4,372,034      5,440,088
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                    TOTAL RETURN                  SELECT BALANCED               SELECT GROWTH
                                                   FUND - CLASS I                    PORTFOLIO                    PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     1,623,257      1,992,538      6,280,455      7,673,459      3,263,793      4,108,502
Accumulation units purchased and
  transferred from other funding options .         5,508        103,787         27,257        142,730         10,652         57,550
Accumulation units redeemed and
  transferred to other funding options ...      (373,712)      (473,068)    (1,518,193)    (1,535,734)      (384,596)      (902,259)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     1,255,053      1,623,257      4,789,519      6,280,455      2,889,849      3,263,793
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                                                                                SMITH BARNEY
                                                                                  SMITH BARNEY               PREMIER SELECTIONS
                                                   SELECT HIGH                  DIVIDEND STRATEGY                 ALL CAP
                                                 GROWTH PORTFOLIO                   PORTFOLIO                 GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................       755,363      1,181,255        386,299        543,416      1,801,817      1,793,653
Accumulation units purchased and
  transferred from other funding options .        21,812          4,068         56,447        149,031         81,022        420,962
Accumulation units redeemed and
  transferred to other funding options ...      (163,575)      (429,960)      (128,967)      (306,148)      (353,338)      (412,798)
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................       613,600        755,363        313,779        386,299      1,529,501      1,801,817
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                     AIM CAPITAL                   CONVERTIBLE                  DISCIPLINED
                                                    APPRECIATION                    SECURITIES                     MID CAP
                                                      PORTFOLIO                     PORTFOLIO                  STOCK PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    28,739,944     35,645,248      3,236,511      3,979,435      6,261,616      7,781,072
Accumulation units purchased and
  transferred from other funding options .        16,650         90,041         49,589        319,213        539,132        759,165
Accumulation units redeemed and
  transferred to other funding options ...    (7,139,330)    (6,992,178)    (1,092,360)    (1,062,137)    (2,173,905)    (2,278,621)
Annuity units ............................            --         (3,167)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    21,617,264     28,739,944      2,193,740      3,236,511      4,626,843      6,261,616
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                      MERCURY
                                                     LARGE CAP                   MFS EMERGING                   MFS MID CAP
                                                   CORE PORTFOLIO               GROWTH PORTFOLIO              GROWTH PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................     4,409,136      5,029,347     17,635,046     22,394,858             --             --
Accumulation units purchased and
  transferred from other funding options .       279,550        150,514         28,800        150,091     21,237,248             --
Accumulation units redeemed and
  transferred to other funding options ...      (950,711)      (770,725)   (17,663,846)    (4,909,903)    (4,333,357)            --
Annuity units ............................            --             --             --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     3,737,975      4,409,136             --     17,635,046     16,903,891             --
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                              SALOMON BROTHERS
                                                                                                                 STRATEGIC
                                                     MFS TOTAL                   PIONEER STRATEGIC              TOTAL RETURN
                                                 RETURN PORTFOLIO                INCOME PORTFOLIO                BOND FUND
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    34,692,622     43,616,566     15,683,824     20,709,068      3,891,268      5,462,595
Accumulation units purchased and
  transferred from other funding options .       626,763        957,217        361,879        409,239         48,231        221,516
Accumulation units redeemed and
  transferred to other funding options ...    (9,202,474)    (9,877,555)    (4,016,789)    (5,433,506)    (1,180,358)    (1,792,843)
Annuity units ............................        (1,574)        (3,606)          (973)          (977)            --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    26,115,337     34,692,622     12,027,941     15,683,824      2,759,141      3,891,268
                                             ===========    ===========    ===========    ===========    ===========    ===========

7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

   FOR THE YEARS ENDED DECEMBER 31, 2005 AND 2004 (CONTINUED)

                                                     STRATEGIC                   TRAVELERS MANAGED              VAN KAMPEN
                                                  EQUITY PORTFOLIO                INCOME PORTFOLIO          ENTERPRISE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    34,416,703     42,705,708     10,205,359     13,648,596     17,806,526     22,110,308
Accumulation units purchased and
  transferred from other funding options .        81,912        138,154        208,369        642,050         32,401        286,721
Accumulation units redeemed and
  transferred to other funding options ...    (8,569,468)    (8,425,302)    (2,583,378)    (4,084,313)    (4,596,335)    (4,588,404)
Annuity units ............................        (5,623)        (1,857)          (971)          (974)          (584)        (2,099)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    25,923,524     34,416,703      7,829,379     10,205,359     13,242,008     17,806,526
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                   SMITH BARNEY
                                                    SMITH BARNEY                  INTERNATIONAL                 SMITH BARNEY
                                                     HIGH INCOME                      ALL CAP                     LARGE CAP
                                                     PORTFOLIO                   GROWTH PORTFOLIO              VALUE PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    12,224,107     16,612,913     19,838,224     23,707,728     22,396,909     27,443,221
Accumulation units purchased and
  transferred from other funding options .        91,263        404,259        291,663      1,362,104        128,240        496,487
Accumulation units redeemed and
  transferred to other funding options ...    (4,233,406)    (4,792,165)    (4,504,726)    (5,229,869)    (6,324,688)    (5,539,308)
Annuity units ............................          (896)          (900)        (1,060)        (1,739)        (1,571)        (3,491)
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................     8,081,068     12,224,107     15,624,101     19,838,224     16,198,890     22,396,909
                                             ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                               SMITH BARNEY
                                                   SMITH BARNEY                                                 SMALL CAP
                                                       LARGE                     SMITH BARNEY                     GROWTH
                                                   CAPITALIZATION                MONEY MARKET                  OPPORTUNITIES
                                                  GROWTH PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                                             --------------------------    --------------------------    --------------------------
                                                 2005           2004           2005           2004           2005           2004
                                                 ----           ----           ----           ----           ----           ----
Accumulation and annuity units
  beginning of year ......................    27,054,286     32,936,600     15,130,435     27,759,441      1,164,069      1,392,432
Accumulation units purchased and
  transferred from other funding options .       418,350      1,539,179      2,803,768      8,097,116        384,525        626,115
Accumulation units redeemed and
  transferred to other funding options ...    (7,231,878)    (7,419,729)    (8,592,558)   (20,726,122)      (626,351)      (854,478)
Annuity units ............................        (1,720)        (1,764)            --             --             --             --
                                             -----------    -----------    -----------    -----------    -----------    -----------
Accumulation and annuity units
  end of year ............................    20,239,038     27,054,286      9,341,645     15,130,435        922,243      1,164,069
                                             ===========    ===========    ===========    ===========    ===========    ===========

                              INDEPENDENT AUDITORS
                              --------------------

                              DELOITTE & TOUCHE LLP
                                 Tampa, Florida

                                    KPMG LLP
                              Hartford, Connecticut

BDII (Annual) (12-05) Printed in U.S.A.

ITEM 8.  FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

            INDEX TO CONSOLIDATED FINANCIAL STATEMENTS AND SCHEDULES

                                                              PAGE
                                                              ----
Reports of Independent Registered Public Accounting Firms...   F-1
Financial Statements as of December 31, 2005 (SUCCESSOR) and
  2004 (PREDECESSOR) and for the six months ended December
  31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR) and
  for each of the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Consolidated Balance Sheets...............................   F-4
  Consolidated Statements of Income.........................   F-5
  Consolidated Statements of Stockholder's Equity...........   F-6
  Consolidated Statements of Cash Flows.....................   F-7
  Notes to Consolidated Financial Statements................   F-8
Financial Statement Schedules as of December 31, 2005
  (SUCCESSOR) and 2004 (PREDECESSOR) and for the six months
  ended December 31, 2005 (SUCCESSOR) and June 30, 2005
  (PREDECESSOR) and for the years ended December 31, 2004
  (PREDECESSOR) and 2003 (PREDECESSOR):
  Schedule I -- Consolidated Summary of Investments -- Other
     Than Investments in Affiliates.........................  F-57
  Schedule III -- Consolidated Supplementary Insurance
     Information............................................  F-58
  Schedule IV -- Consolidated Reinsurance...................  F-60

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder of
The Travelers Life and Annuity Company:

     We have audited the accompanying consolidated balance sheet of The Travelers Life and Annuity Company and subsidiaries (the "Company") as of December 31, 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR). Our audit also included the consolidated financial statement schedules as of December 31, 2005 (SUCCESSOR), and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and consolidated financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and consolidated financial statement schedules based on our audit. The consolidated financial statements and consolidated financial statement schedules of the Company as of December 31, 2004 (PREDECESSOR), and for the years ended December 31, 2004 (PREDECESSOR) and 2003 (PREDECESSOR), were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion on those statements and included an explanatory paragraph regarding the Company's change of its accounting method for certain non-traditional long duration contracts and separate accounts in 2004.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of The Travelers Life and Annuity Company and subsidiaries as of December 31, 2005 (SUCCESSOR), and the results of their operations and their cash flows for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein as of December 31, 2005 (SUCCESSOR), and for the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR).

     As described in Note 1 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods prior and subsequent to the acquisition date are labeled "PREDECESSOR" and "SUCCESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
---------------------------------------------------------
DELOITTE & TOUCHE LLP

New York, New York
March 29, 2006

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     We have audited the accompanying balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity, and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
The Travelers Life and Annuity Company:

     Under date of March 28, 2005, we reported on the balance sheet of The Travelers Life and Annuity Company as of December 31, 2004 (PREDECESSOR) and the related statements of income, stockholder's equity and cash flows for each of the years in the two-year period ended December 31, 2004 (PREDECESSOR), which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

     In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As discussed in Note 2 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/ KPMG LLP
---------------------------------------------------------
KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2005 AND 2004

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               SUCCESSOR       PREDECESSOR
                                                              ------------   ---------------
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2005            2004
                                                              ------------   ---------------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
     (amortized cost: $6,158 and $5,929, respectively)......    $ 6,055          $ 6,261
  Equity securities available-for-sale, at fair value (cost:
     $4 and $23, respectively)..............................          4               26
  Mortgage loans on real estate.............................        258              212
  Policy loans..............................................         37               32
  Other limited partnership interests.......................         73              219
  Short-term investments....................................         57              420
  Other invested assets.....................................        333              159
                                                                -------          -------
     Total investments......................................      6,817            7,329
Cash and cash equivalents...................................        233                1
Accrued investment income...................................         69               84
Premiums and other receivables..............................        201              242
Deferred policy acquisition costs and value of business
  acquired..................................................      1,777            1,533
Goodwill....................................................        243               --
Current income tax recoverable..............................         20               --
Deferred income tax assets..................................         90               --
Other assets................................................         22                5
Separate account assets.....................................     12,179           11,631
                                                                -------          -------
     Total assets...........................................    $21,651          $20,825
                                                                =======          =======
LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits....................................    $ 1,740          $ 1,073
  Policyholder account balances.............................      5,688            5,227
  Other policyholder funds..................................         68                6
  Current income tax payable................................         --              265
  Deferred income tax liability.............................         --              180
  Payables for collateral under securities loaned and other
     transactions...........................................        108              208
  Other liabilities.........................................        132              274
  Separate account liabilities..............................     12,179           11,631
                                                                -------          -------
     Total liabilities......................................     19,915           18,864
                                                                -------          -------
Stockholder's Equity:
Common stock, par value $100 per share; 100,000 shares
  authorized, 30,000 shares issued and outstanding..........          3                3
Additional paid-in capital..................................      1,725              817
Retained earnings...........................................         50              922
Accumulated other comprehensive (loss) income...............        (42)             219
                                                                -------          -------
     Total stockholder's equity.............................      1,736            1,961
                                                                -------          -------
     Total liabilities and stockholder's equity.............    $21,651          $20,825
                                                                =======          =======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                       CONSOLIDATED STATEMENTS OF INCOME
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
REVENUES
Premiums.......................................        $ 17               $ 20         $ 40    $ 41
Universal life and investment-type product
  policy fees..................................         233                221          371     237
Net investment income..........................         167                223          389     356
Other revenues.................................          11                 12           19      19
Net investment gains (losses)..................         (35)                (6)          17      (7)
                                                       ----               ----         ----    ----
  Total revenues...............................         393                470          836     646
                                                       ----               ----         ----    ----
EXPENSES
Policyholder benefits and claims...............          90                 49           85      90
Interest credited to policyholder account
  balances.....................................          76                126          241     217
Other expenses.................................         165                184          303     185
                                                       ----               ----         ----    ----
  Total expenses...............................         331                359          629     492
                                                       ----               ----         ----    ----
Income before provision for income taxes.......          62                111          207     154
Provision for income taxes.....................          12                 35           49      35
                                                       ----               ----         ----    ----
Net income.....................................        $ 50               $ 76         $158    $119
                                                       ====               ====         ====    ====

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                                                         ACCUMULATED OTHER
                                                                                           COMPREHENSIVE
                                                                                           INCOME (LOSS)
                                                                                         -----------------
                                                                 ADDITIONAL               NET UNREALIZED
                                                        COMMON    PAID-IN     RETAINED   INVESTMENT GAINS
                                                        STOCK     CAPITAL     EARNINGS       (LOSSES)        TOTAL
                                                        ------   ----------   --------   -----------------   ------
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)..............  $   3      $  417     $   645          $  95         $1,160
Comprehensive income (loss):
  Net income..........................................                            119                           119
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (3)            (3)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           123            123
                                                                                                             ------
    Other comprehensive income (loss).................                                                          120
                                                                                                             ------
  Comprehensive income (loss).........................                                                          239
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR)............      3         417         764            215          1,399
Capital contributed by The Travelers Insurance
  Company.............................................                400                                       400
Comprehensive income (loss):
  Net income..........................................                            158                           158
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (5)            (5)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                             9              9
                                                                                                             ------
    Other comprehensive income (loss).................                                                            4
                                                                                                             ------
  Comprehensive income (loss).........................                                                          162
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)............      3         817         922            219          1,961
Comprehensive income (loss):
  Net income..........................................                             76                            76
  Other comprehensive income (loss):
    Unrealized gains (losses) on derivative
      instruments, net of income taxes................                                            (2)            (2)
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                            (5)            (5)
                                                                                                             ------
    Other comprehensive income (loss).................                                                           (7)
                                                                                                             ------
  Comprehensive income (loss).........................                                                           69
Assumption of liabilities by The Travelers Insurance
  Company.............................................                  4                                         4
                                                        -----      ------     -------          -----         ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR)................      3         821         998            212          2,034
Effect of push down accounting of MetLife,
  Inc.'s purchase price on The Travelers Life and
    Annuity
  Company's net assets acquired (See Note 1)..........              1,112        (998)          (212)           (98)
                                                        -----      ------     -------          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)...................      3       1,933          --             --          1,936
Revisions of purchase price pushed down to The
  Travelers Life and Annuity Company's net assets
  acquired (See Note 1)...............................               (208)                                     (208)
Comprehensive income (loss):
  Net income..........................................                             50                            50
  Other comprehensive income (loss):
    Unrealized investment gains (losses), net of
      related offsets and income taxes................                                           (42)           (42)
                                                                                                             ------
    Other comprehensive income (loss).................                                                          (42)
                                                                                                             ------
  Comprehensive income (loss).........................                                                            8
                                                        -----      ------     -------          -----         ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)..............  $   3      $1,725     $    50          $ (42)        $1,736
                                                        =====      ======     =======          =====         ======

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
          FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                 (IN MILLIONS)

                                                            SUCCESSOR                     PREDECESSOR
                                                         ----------------    --------------------------------------
                                                         SIX MONTHS ENDED    SIX MONTHS ENDED       YEARS ENDED
                                                           DECEMBER 31,          JUNE 30,           DECEMBER 31,
                                                         ----------------    ----------------    ------------------
                                                               2005                2005           2004       2003
                                                         ----------------    ----------------    -------    -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................................      $    50              $  76          $   158    $   119
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Amortization of premiums (accretion of discounts)
      associated with investments, net.................           12                 (8)             (18)       (13)
    Losses (gains) from sales of investments, net......           35                  6              (17)         7
    Interest credited to other policyholder account
      balances.........................................           76                126              241        217
    Universal life and investment-type product policy
      fees.............................................         (233)              (221)            (371)      (237)
    Change in accrued investment income................           11                 (4)              (7)       (37)
    Change in premiums and other receivables...........          (81)                 2               --          3
    Change in DAC and VOBA, net........................          (56)               (90)            (243)      (215)
    Change in insurance-related liabilities............           49                (15)             (49)       (16)
    Change in current income taxes payable.............          (25)              (242)             227       (101)
    Change in other assets.............................           90                 49               72       (128)
    Change in other liabilities........................           54                (75)             (17)        53
    Other, net.........................................           (1)                34              (21)        33
                                                             -------              -----          -------    -------
NET CASH (USED IN) OPERATING ACTIVITIES................          (19)              (362)             (45)      (315)
                                                             -------              -----          -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities...................................        3,483                521            1,305      2,111
    Equity securities..................................           30                  8               19          8
    Mortgage loans on real estate......................           37                 18               59         23
    Real estate and real estate joint ventures.........           --                 17                9         16
    Other limited partnership interests................           17                 18               23         16
  Purchases of:
    Fixed maturities...................................       (3,557)              (448)          (2,156)    (2,854)
    Equity securities..................................           --                 (1)             (30)        (4)
    Mortgage loans on real estate......................          (20)               (75)            (136)       (28)
    Other limited partnership interests................          (11)               (41)             (89)       (75)
  Policy loans.........................................           (2)                (4)              (5)         1
  Net change in short-term investments.................          131                135             (225)       280
  Net change in other invested assets..................           21                 16               43         76
  Other, net...........................................           --                  2               (1)        10
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES....          129                166           (1,184)      (420)
                                                             -------              -----          -------    -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits...........................................          343                476            1,023        914
    Withdrawals........................................         (290)              (181)            (178)      (268)
  Net change in payables for collateral under
    securities loaned and other transactions...........           (2)               (98)             (16)        75
  Financing element of certain derivative
    instruments........................................          (13)                --               --         --
  Capital contribution from parent.....................           --                 --              400         --
                                                             -------              -----          -------    -------
NET CASH PROVIDED BY FINANCING ACTIVITIES..............           38                197            1,229        721
                                                             -------              -----          -------    -------
Change in cash and cash equivalents....................          148                  1               --        (14)
Cash and cash equivalents, beginning of period.........           85                  1                1         15
                                                             -------              -----          -------    -------
CASH AND CASH EQUIVALENTS, END OF PERIOD...............      $   233              $   2          $     1    $     1
                                                             =======              =====          =======    =======
Supplemental disclosures of cash flow information:
    Net cash paid (received) during the period for
      income taxes.....................................      $    37              $ 277          $  (179)   $   135
    Assumption of liabilities by The Travelers
      Insurance Company................................      $    --              $   4          $    --    $    --
                                                             =======              =====          =======    =======

    See Note 1 for purchase accounting adjustment.

          See accompanying notes to consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  ACQUISITION OF THE TRAVELERS LIFE AND ANNUITY COMPANY BY METLIFE, INC.

     On July 1, 2005 (the "Acquisition Date"), The Travelers Life and Annuity Company ("TLAC," together with its subsidiaries, the "Company") and other affiliated entities, including the Company's parent, The Travelers Insurance Company ("TIC"), and substantially all of Citigroup Inc.'s ("Citigroup") international insurance businesses, and excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife, Inc. ("MetLife") from Citigroup (the "Acquisition") for $12.0 billion. MetLife is a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe.

     Consideration paid by MetLife for the purchase consisted of approximately $10.9 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of approximately $1.0 billion to Citigroup and approximately $100 million in other transaction costs. Consideration paid to Citigroup will be finalized subject to review of the June 30, 2005 financial statements of Travelers by both MetLife and Citigroup and interpretation of the provisions of the acquisition agreement, dated as of January 31, 2005 between MetLife and Citigroup (the "Acquisition Agreement"), by both parties.

     In accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition is being accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the Acquisition Date. As required by the U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Topic 5-J., Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Purchase Price Allocation and Goodwill -- Preliminary

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the Acquisition Date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below. During the fourth quarter of 2005, the Company revised the purchase price allocation as a result of reviews of the Company's underwriting criteria performed in order to refine the estimate of fair values of assumed future policy benefit liabilities. As a result of these reviews and actuarial analyses, and to be consistent with MetLife's reserving methodologies, the Company increased its estimate of the fair value of liabilities relating to a specific group of acquired life insurance policies. Consequently, the fair value of future policy benefits assumed increased by $314 million, net of the related deferred tax assets of $110 million, for a net change of $204 million. The Company expects to complete its reviews and, if required, further refine its estimate of the fair value of such liabilities by June 30, 2006. Additionally, the Company received updated information regarding the fair values of certain assets and liabilities such as its investments in other limited partnerships, mortgage and consumer loans, other assets and other liabilities resulting in a change in the fair value of assets and liabilities acquired, net of their related deferred tax effects, of $23 million. These adjustments resulted in a reduction of the total net fair value of the assets acquired and liabilities assumed of $227 million from those initially estimated. Based upon MetLife's method of attributing the purchase price to the entities acquired, the portion of Travelers' purchase

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

price attributed to the Company was decreased by $208 million resulting in an increase in goodwill of $19 million.

     The fair value of certain other assets acquired and liabilities assumed, including goodwill, may be further adjusted during the allocation period due to finalization of the purchase price to be paid to Citigroup as noted previously, agreement between Citigroup and MetLife as to the tax basis purchase price to be allocated to the acquired subsidiaries, and receipt of information regarding the estimation of certain fair values. In no case will the adjustments extend beyond one year from the Acquisition Date.

                                                                   SUCCESSOR
                                                                   ---------
                                                              AS OF JULY 1, 2005
                                                              ------------------
                                                                 (IN MILLIONS)
TOTAL PURCHASE PRICE:.......................................             $11,966
  Purchase price attributed to other affiliates.............              10,238
                                                                         -------
  Purchase price attributed to the Company..................               1,728
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS...............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturities available-for-sale.......................       (4)
  Mortgage loans on real estate.............................        7
  Real estate and real estate joint ventures
     held-for-investment....................................       (1)
  Other limited partnership interests.......................        3
  Other invested assets.....................................      (10)
  Premiums and other receivables............................      (47)
  Elimination of historical deferred policy acquisition
     costs..................................................   (1,622)
  Value of business acquired................................    1,676
  Value of distribution agreements acquired.................        8
  Net deferred income tax asset.............................      261
  Other assets..............................................        5
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits....................................     (292)
  Policyholder account balances.............................     (464)
  Other liabilities.........................................      (69)
                                                              -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED...               1,485
                                                                         -------
GOODWILL RESULTING FROM THE ACQUISITION.....................             $   243
                                                                         =======

     The entire amount of goodwill is expected to be deductible for income tax purposes.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  Condensed Statement of Net Assets Acquired

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as of July 1, 2005 as follows:

                                                                   SUCCESSOR
                                                               ------------------
                                                               AS OF JULY 1, 2005
                                                               ------------------
                                                                 (IN MILLIONS)
ASSETS:
Fixed maturities available-for-sale.........................        $ 6,135
Equity securities available-for-sale........................             35
Mortgage loans on real estate...............................            277
Policy loans................................................             36
Other limited partnership interests.........................             80
Short-term investments......................................            188
Other invested assets.......................................            332
                                                                    -------
  Total investments.........................................          7,083
Cash and cash equivalents...................................             85
Accrued investment income...................................             80
Premiums and other receivables..............................            175
Value of business acquired..................................          1,676
Goodwill....................................................            243
Other intangible assets.....................................              8
Deferred tax asset..........................................            100
Other assets................................................              6
Separate account assets.....................................         11,617
                                                                    -------
  Total assets acquired.....................................         21,073
                                                                    -------

LIABILITIES:
Future policy benefits......................................          1,728
Policyholder account balances...............................          5,684
Other policyholder funds....................................             15
Current income taxes payable................................             37
Other liabilities...........................................            264
Separate account liabilities................................         11,617
                                                                    -------
  Total liabilities assumed.................................         19,345
                                                                    -------
  Net assets acquired.......................................        $ 1,728
                                                                    =======

  Other Intangible Assets

     Value of business acquired ("VOBA") reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums,

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as other identifiable intangible assets. In selecting the appropriate discount rates, management considered the calculated weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair value of business acquired and distribution agreements acquired are as follows:

                                                            SUCCESSOR
                                                          -------------    WEIGHTED AVERAGE
                                                          JULY 1, 2005    AMORTIZATION PERIOD
                                                          -------------   -------------------
                                                          (IN MILLIONS)
Value of business acquired.............................      $1,676            16 years
Value of distribution agreements acquired..............           8            16 years
                                                             ------
  Total value of intangible assets acquired, excluding
     goodwill..........................................      $1,684            16 years
                                                             ======

     The estimated future amortization of the value of business acquired and distribution agreements from 2006 to 2010 is as follows:

                                                               (IN MILLIONS)
2006........................................................       $180
2007........................................................       $171
2008........................................................       $159
2009........................................................       $148
2010........................................................       $133

2.  SUMMARY OF ACCOUNTING POLICIES

  BUSINESS

     TLAC is a Connecticut corporation incorporated in 1973. As described more fully in Note 1, TLAC is a wholly-owned subsidiary of TIC. On July 1, 2005, TIC became a wholly-owned subsidiary of MetLife, a leading provider of insurance and other financial services to millions of individual and institutional customers throughout the United States. Outside the United States, the MetLife companies have direct insurance operations in Asia Pacific, Latin America and Europe. The Company offers annuities and life insurance to individuals and small businesses.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of the Company and partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "-- Application of Recent Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     As described more fully in Note 1, the application of purchase accounting resulted in the establishment of a new basis of accounting. Consequently, all periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively. As such periods are not prepared on a consistent basis, the six month period and the years prior to the Acquisition are presented separately from the six month period subsequent to the Acquisition.

     Certain amounts in the predecessor consolidated financial statements for periods prior to July 1, 2005 have been reclassified to conform with the presentation of the successor.

     Significant reclassifications to the consolidated balance sheet as of December 31, 2004 are as follows: (i) securities previously reported in other invested assets are now reported in equity securities; (ii) securities partnerships that were previously reported in other invested assets are now reported in other limited partnership interests; (iii) reinsurance recoverables are now reported in premiums and other receivables; (iv) VOBA previously reported in other assets is now reported in deferred policy acquisition costs ("DAC"); (v) balances on investment-type contracts previously reported in contractholder funds are now reported in policyholder account balances; (vi) deferred sales inducements previously reported as part of DAC, are now reported in other assets; (vii) deferred profits previously reported as other liabilities are now reported in other policyholder funds.

     Reclassifications to the consolidated statements of income for the years ended December 31, 2004 and 2003, were primarily related to certain reinsurance and other revenues previously reported in general and administrative expenses which are now reported in other revenues. In addition, amortization of DAC is now reported in other expenses.

     The consolidated statements of cash flows for the years ended December 31, 2004 and 2003 have been presented using the indirect method. Reclassifications made to the consolidated statements of cash flows for the years ended December 31, 2004 and 2003 primarily related to investment-type policy activity previously reported as cash flows from operating activities which are now reported as cash flows from financing activities. In addition, net changes in payables for securities loaned transactions were reclassified from cash flows from investing activities to cash flows from financing activities and accrued withdrawal benefits were reclassified from cash flows from financing activities to cash flows from operating activities.

  SUMMARY OF CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments;
(iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of DAC and the establishment and amortization of VOBA; (vi) the measurement of goodwill and related impairment, if any; (vii) the liability for future policyholder benefits; (viii) accounting for reinsurance transactions; and (ix) the liability for litigation and regulatory matters. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturities, mortgage loans on real estate and other limited partnerships, all of which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost; (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts. In addition, the Company enters into certain limited partnerships for which the Company may be deemed to be the primary beneficiary and, therefore, may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

  Derivatives

     The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimates are based on valuation methodologies and assumptions deemed appropriate under the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross profits, which generally are used to amortize such costs. VOBA reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the insurance and annuity contracts in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC and VOBA. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. The Company tests goodwill for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business that is one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, expenses, persistency, investment returns and inflation. Utilizing these assumptions, liabilities are established on a block of business basis.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Differences between actual experience and the assumptions used in pricing these policies and in the establishment of liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

  Litigation

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

  SIGNIFICANT ACCOUNTING POLICIES

  Investments

     The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These adjustments are recorded as investment losses. The assessment of whether such impairment has occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors, as described in " -- Summary of Critical Accounting Estimates -- Investments," about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential.

     The Company's review of its fixed maturities and equity securities for impairments also includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis. Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.

     Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral or the loan's market value if the loan is being sold. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics, for example, mortgage loans based on similar property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

     Policy loans are stated at unpaid principal balances.

     Short-term investments are stated at amortized cost, which approximates fair value.

     Other invested assets consist primarily of the fair value of the Company's freestanding derivative instruments.

     Prior to the Acquisition, the Company used the equity method of accounting for all other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

     Subsequent to the Acquisition, the Company uses the equity method of accounting for investments in other limited partnership interests in which it has more than a minor ownership interest or more than minor influence over operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for other limited partnership interests in which it has a minor ownership investment and virtually no influence over operations.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company has the ability to enter into income generation and replication derivatives as permitted by its Derivatives Use Plan approved by the Connecticut Insurance Department (the "Department"). Freestanding derivatives are carried on the Company's consolidated balance sheet either as

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses).

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statements of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses).

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Certain securities of $83 million were reclassified to cash equivalents from short-term investments due to the revised term to maturity at the Acquisition Date.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     DAC represents the costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs consist principally of commissions and agency and policy issue expenses. VOBA represents the present value of estimated future profits to be generated from existing insurance contracts in-force at the Acquisition Date.

     Generally, DAC and VOBA are amortized in proportion to the present value of estimated gross profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross profits are based on rates in effect at the inception or acquisition of the contracts.

     Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     DAC and VOBA for non-participating traditional life and annuity policies with life contingencies are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

     Prior to the Acquisition, the Company amortized its deferred and payout annuity contracts employing a level effective yield methodology, whereas subsequent to the Acquisition, the Company amortizes DAC for deferred annuity contracts in proportion to anticipated gross profits and payout annuity contracts in proportion to anticipated premiums.

     Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired and is as follows:

                                                                   SUCCESSOR
                                                               -----------------
                                                               DECEMBER 31, 2005
                                                               -----------------
                                                                 (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.............................         $ --
Effect of push down accounting of MetLife's purchase price
  on TLAC's net assets acquired (See Note 1)................          243
                                                                     ----
BALANCE, BEGINNING OF PERIOD................................          243
Dispositions and other......................................           --
                                                                     ----
BALANCE, BEGINNING AND END OF PERIOD........................         $243
                                                                     ====

     Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple or a discounted cash flow model.

  Liability for Future Policy Benefits and Policyholder Account Balances

     Overview

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

the basis of the liability is established. For contracts in-force at the time of the Acquisition, the Company revalued the liabilities using updated assumptions as to interest rates, mortality, persistency and provisions for adverse deviation which were current as of the time of the Acquisition. The interest rate for future policy benefit liabilities on non-participating traditional life insurance on the successor basis is approximately 4% at December 31, 2005. The interest rates for the future policy benefit liabilities on the predecessor basis ranged from 3% to 7% at December 31, 2004.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. The interest rates used in establishing such liabilities on the successor basis range from 4% to 6% at December 31, 2005. The interest rates for such liabilities on the predecessor basis ranged from 2% to 9% at December 31, 2004.

     Policyholder account balances relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. Policyholder account balances are equal to
(i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 8% on the successor basis at December 31, 2005 and 1% to 8% on the predecessor basis at December 31, 2004, less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

  PRODUCT LIABILITY CLASSIFICATION CHANGES RESULTING FROM THE ACQUISITION

     Prior to the Acquisition, the Company determined the classification of its single premium immediate annuities and structured settlements as investment or insurance contracts at the contract level. As such, single premium immediate annuities and structured settlements with life contingent payments were classified and accounted for as "limited pay" long-duration insurance contracts due to their significant mortality risk. The liability associated with these contracts was reported in future policyholder benefits on the Company's consolidated balance sheet. Contracts without life contingencies were classified as investment contracts and were reported in policyholder account balances.

     Subsequent to the Acquisition, the Company classifies single premium immediate annuities and structured settlements at the block of business level which combines those contracts with life contingencies and those contracts without life contingencies. In the aggregate, both the single premium immediate annuities and structured settlements contain significant mortality risk. Therefore, the Company accounts for all single premium immediate annuities and structured settlements as long-duration insurance contracts and reports them as future policyholder benefits.

     With respect to immediate participation guarantee contracts, contracts may have funds associated with future life contingent payments on behalf of specific lives, as well as unallocated funds not yet associated with specific lives or future payments. Prior to the Acquisition, the Company classified and reported funds within a contract that were associated with life contingent payments in future policyholder benefits on the Company's consolidated balance sheet. All other funds held with respect to those contracts were reported in policyholder account balances on the Company's consolidated balance sheet.

     Prior to the Acquisition, the Company recorded its deferred annuity contracts, including the guaranteed minimum death benefit ("GMDB") features, as investment contracts. Subsequent to the Acquisition, the Company records such contracts as insurance products. As a result, the Company has established a future policyholder benefit liability for GMDBs in accordance with Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1").

     Subsequent to the Acquisition, the Company evaluates the immediate participation guarantee contracts at the aggregate level. Based upon the Company's current evaluation, all immediate participation guarantee

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

contracts are accounted for as universal life contracts and are being reported in policyholder account balances on the Company's consolidated balance sheet.

  GUARANTEES

     The Company establishes future policy benefit liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with the historical experience of the capital markets. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company offers certain variable annuity products with guaranteed minimum benefit riders as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB"s) guarantee a policyholder return of the purchase payment plus a bonus amount via partial withdrawals, even if the account value is reduced to zero, provided that the policyholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract. When an additional purchase payment is made, the guaranteed withdrawal amount is set equal to the greater of (i) the guaranteed withdrawal amount before the purchase payment; or (ii) the benefit base after the purchase payment. The benefit base increases by additional purchase payments plus a bonus amount and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also change as a result of an optional reset as defined in the contract. The benefit base can be reset to the account balance on the date of the reset if greater than the benefit base before the reset. The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB"s) provide the contractholder with a minimum accumulation of their purchase payments deposited within a specific time period, adjusted proportionately for withdrawals, after a specified period of time determined at the time of issuance of the variable annuity contract. The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The fair value of the GMWBs and GMABs is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits. GMWBs and GMABs are reported in policyholder account balances and the changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees.

  Other Policyholder Funds

     Other policyholder funds includes policy and contract claims and unearned policy and contract fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

  Other Revenues

     Other revenues include surrender penalties collected at the time of a contract surrender and other miscellaneous charges related to annuity and universal life contracts recognized when received.

  Federal Income Taxes

     The future tax consequences of temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet dates and are recorded as deferred income tax assets and liabilities. Valuation allowances are established when management assesses, based on available information, that it is more likely than not that deferred income tax assets will not be realized.

     For federal income tax purposes, an election under Internal Revenue Code
Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the income tax bases in the acquired assets and liabilities were adjusted as of the Acquisition Date resulting in a change to the related deferred income taxes. See Notes 1 and 7.

  Reinsurance

     The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. For reinsurance contracts that transfer sufficient underwriting risk, reinsurance premiums, commissions, expense reimbursements, benefits and liabilities related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period. Amounts due from reinsurers, for both short- and long-

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

duration arrangements, are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits. DAC and VOBA are reduced by amounts recovered under reinsurance contracts. Amounts received from reinsurers for policy administration are reported in other revenues.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of SOP 03-1 on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. See "-- Application of Recent Accounting Pronouncements."

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

     In February 2006, the Financial Accounting Standards Board ("FASB") issued SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155 (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;
(iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (iv) eliminates the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest. SFAS 155 will be applied prospectively and is effective for all financial instruments acquired or issued for fiscal years beginning after September 15, 2006. SFAS 155 is not expected to have a material impact on the Company's consolidated financial statements. The FASB has issued additional guidance relating to derivative financial instruments as follows:

     - In June 2005, the FASB cleared SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarified that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

       of SFAS No. 133. Issue B39 clarified that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. Issues B38 and B39, which must be adopted as of the first day of the first fiscal quarter beginning after December 15, 2005, did not have a material impact on the Company's consolidated financial statements.

     - Effective July 1, 2003, the Company adopted SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amended and clarified the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and For Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. A replacement contract that is substantially changed will be accounted for as an extinguishment of the replaced contract resulting in a release of unamortized deferred acquisition costs, unearned revenue and deferred sales inducements associated with the replaced contract. The guidance in SOP 05-1 will be applied prospectively and is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The Company is currently evaluating the impact of SOP 05-1 and does not expect that the pronouncement will have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of Accounting Principles Board ("APB") Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In June 2005, the FASB completed its review of Emerging Issues Task Force ("EITF") Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities ("SFAS 115"), that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP 115-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements and has provided the required disclosure.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements. EITF 04-5 must be adopted by January 1, 2006 for all other limited partnerships through a cumulative effect of a change in accounting principle recorded in opening equity or it may be applied retrospectively by adjusting prior period financial statements. The adoption of this provision of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). The statement requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted SOP 03-1 as interpreted by a Technical Practice Aid issued by the AICPA. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

valuation. The following summarizes the more significant aspects of the Company's adoption of SOP 03-1 prior to the Acquisition, effective January 1, 2004:

          Separate Account Presentation. SOP 03-1 requires separate account products to meet certain criteria in order to be treated as separate account products. For products not meeting the specified criteria, these assets and liabilities are included in the reporting entity's general account.

          Variable Annuity Contracts with Guaranteed Minimum Death Benefit Features. SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a liability for insurance contracts, and provides that the reporting entity does not hold liabilities for investment contracts (i.e., there is no significant mortality risk).

          Liabilities for Universal Life and Variable Universal Life
     Contracts. SOP 03-1 requires that a liability, in addition to the account balance, be established for certain insurance benefit features provided under universal life and variable universal life products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

          The Company's universal life and variable universal life products were reviewed to determine whether an additional liability is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its universal life and variable universal life contracts with these features and established an additional liability of less than $1 million.

          Sales Inducements to Contractholders. In accordance with SOP 03-1, the Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. These inducements relate to bonuses on certain products offered by the Company.

     Effective the third quarter of 2003, the Company adopted FASB Interpretation ("FIN") No. 46 Consolidation of Variable Interest Entities -- An Interpretation of Accounting Research Bulletin No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)"), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance.

     FIN 46 and FIN 46(r) change the method of determining whether certain entities, including securitization entities, should be consolidated in the Company's financial statements. An entity is subject to FIN 46 and FIN 46(r) and is called a variable interest entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties; or (ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under SFAS No. 94, Consolidation of All Majority-Owned Subsidiaries. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

     The adoption of the provisions of FIN 46(r) during the third quarter of 2003 did not require the Company to consolidate any additional VIEs that were not previously consolidated.

     Effective January 1, 2003, the Company adopted SFAS No. 146, Accounting for Costs Associated with Exit or Disposal Activities ("SFAS 146"). SFAS 146 requires that a liability for a cost associated with an exit or disposal activity be recorded and measured initially at fair value only when the liability is incurred rather

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

than at the date of an entity's commitment to an exit plan as required by EITF Issue No. 94-3, Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity Including Certain Costs Incurred in a Restructuring ("EITF 94-3"). As required by SFAS 146, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

3.  INVESTMENTS

  FIXED MATURITIES BY SECTOR AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables set forth the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturities by sector and equity securities, the percentage of the total fixed maturities holdings that each sector represents and the percentage of the total equity securities at:

                                                               SUCCESSOR
                                              --------------------------------------------
                                                           DECEMBER 31, 2005
                                              --------------------------------------------
                                                             GROSS
                                               COST OR    UNREALIZED
                                              AMORTIZED   -----------   ESTIMATED    % OF
                                                COST      GAIN   LOSS   FAIR VALUE   TOTAL
                                              ---------   ----   ----   ----------   -----
                                                         (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $2,808     $ 6    $ 70     $2,744      45.3%
Residential mortgage-backed securities......    1,021       1      17      1,005      16.6
Foreign corporate securities................      562       4      16        550       9.1
U.S. Treasury/agency securities.............      793       4       6        791      13.1
Commercial mortgage-backed securities.......      665       3       9        659      10.9
Asset-backed securities.....................      147      --       2        145       2.4
State and political subdivision
  securities................................       84      --       3         81       1.3
Foreign government securities...............       75       3       1         77       1.3
                                               ------     ---    ----     ------     -----
  Total bonds...............................    6,155      21     124      6,052     100.0
Redeemable preferred stocks.................        3      --      --          3        --
                                               ------     ---    ----     ------     -----
  Total fixed maturities....................   $6,158     $21    $124     $6,055     100.0%
                                               ======     ===    ====     ======     =====
Common stocks...............................   $    1     $ 1    $  1     $    1      25.0%
Non-redeemable preferred stocks.............        3      --      --          3      75.0
                                               ------     ---    ----     ------     -----
  Total equity securities...................   $    4     $ 1    $  1     $    4     100.0%
                                               ======     ===    ====     ======     =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                               PREDECESSOR
                                              ---------------------------------------------
                                                            DECEMBER 31, 2004
                                              ---------------------------------------------
                                                             GROSS
                                               COST OR     UNREALIZED
                                              AMORTIZED   ------------   ESTIMATED    % OF
                                                COST      GAIN   LOSS    FAIR VALUE   TOTAL
                                              ---------   ----   -----   ----------   -----
                                                          (DOLLARS IN MILLIONS)
U.S. corporate securities...................   $3,373     $218   $  4      $3,587      57.3%
Residential mortgage-backed securities......      618       13     --         631      10.1
Foreign corporate securities................    1,180       71      2       1,249      19.9
U.S. Treasury/agency securities.............      154        9     --         163       2.6
Commercial mortgage-backed securities.......      288       11      1         298       4.8
Asset-backed securities.....................      192        1     --         193       3.1
State and political subdivision
  securities................................       57        8     --          65       1.0
Foreign government securities...............       63        6     --          69       1.1
                                               ------     ----   -----     ------     -----
  Total bonds...............................    5,925      337      7       6,255      99.9
Redeemable preferred stocks.................        4        2     --           6       0.1
                                               ------     ----   -----     ------     -----
  Total fixed maturities....................   $5,929     $339   $  7      $6,261     100.0%
                                               ======     ====   =====     ======     =====
Common stocks...............................   $   19     $  3   $ --      $   22      84.6%
Non-redeemable preferred stocks.............        4       --     --           4      15.4
                                               ------     ----   -----     ------     -----
  Total equity securities...................   $   23     $  3   $ --      $   26     100.0%
                                               ======     ====   =====     ======     =====

     The Company is not exposed to any significant concentration of credit risk in its U.S. and foreign corporate fixed maturities portfolio, other than those disclosed below:

                                                           SUCCESSOR          PREDECESSOR
                                                       -----------------   -----------------
                                                       DECEMBER 31, 2005   DECEMBER 31, 2004
                                                       -----------------   -----------------
                                                                   (IN MILLIONS)
Communications(1)....................................        $411                $629
Banking..............................................        $341                $457
Electric Utilities...................................        $278                $427
Capital Goods(2).....................................        $213                $329
Real Estate Investment Trust.........................        $207                $394
Finance Companies....................................        $203                $519
Basic Industry(3)....................................        $187                $243
Insurance............................................        $155                $291

---------------

(1) Communications includes telecommunications, media cable and media non-cable.

(2) Capital goods includes aerospace, building materials, conglomerates, construction machine, containers, defense, packaging and environmental.

(3) Basic industry includes chemicals, metals, and paper.

     The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $395 million and $501 million at December 31, 2005 and 2004, respectively. These securities had a net unrealized gain (loss) of ($10) million and $42 million at December 31, 2005 and 2004, respectively. The Company held non-income producing fixed maturities at

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

estimated fair values of $2 million and $5 million at December 31, 2005 and 2004, respectively. Unrealized gains (losses) associated with non-income producing fixed maturities were ($3) million and $1 million at December 31, 2005 and 2004, respectively.

     The cost or amortized cost and estimated fair value of bonds at December 31, 2005 and 2004, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                    SUCCESSOR               PREDECESSOR
                                              ----------------------   ----------------------
                                                DECEMBER 31, 2005        DECEMBER 31, 2004
                                              ----------------------   ----------------------
                                               COST OR                  COST OR
                                              AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                COST      FAIR VALUE     COST      FAIR VALUE
                                              ---------   ----------   ---------   ----------
                                                               (IN MILLIONS)
Due in one year or less.....................   $  347       $  346      $  263       $  269
Due after one year through five years.......    1,192        1,171       1,576        1,658
Due after five years through ten years......    1,577        1,534       2,335        2,482
Due after ten years.........................    1,206        1,192         653          724
                                               ------       ------      ------       ------
  Subtotal..................................    4,322        4,243       4,827        5,133
Mortgage-backed, commercial mortgage-backed
  and other asset-backed securities.........    1,833        1,809       1,098        1,122
                                               ------       ------      ------       ------
  Subtotal..................................    6,155        6,052       5,925        6,255
Redeemable preferred stocks.................        3            3           4            6
                                               ------       ------      ------       ------
     Total fixed maturities.................   $6,158       $6,055      $5,929       $6,261
                                               ======       ======      ======       ======

     Bonds not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     The Company makes investments in collateralized mortgage obligations ("CMOs"). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

     At December 31, 2005 and 2004, the Company held CMOs classified as available-for-sale with a fair value of $644 million and $235 million, respectively. Approximately 79% and 78% of the Company's CMO holdings were fully collateralized by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC") securities at December 31, 2005 and 2004, respectively. In addition, the Company held $361 million and $396 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2005 and 2004, respectively. All of these securities are rated AAA by the major rating agencies.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                       SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                         DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                       ----------------   ----------------   -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   ----   ------
                                                          (IN MILLIONS)
Proceeds.............................       $3,351              $212         $820   $1,665
Gross investment gains...............       $    3              $  9         $ 25   $   50
Gross investment losses..............       $  (54)             $(12)        $(25)  $  (52)

     There were no gross investment losses above that exclude writedowns recorded during the six months ended December 31, 2005 and June 30, 2005. Gross investment losses exclude writedowns recorded during the years ended December 31, 2004 and 2003 for other-than-temporarily impaired available-for-sale fixed maturities and equity securities of $7 million and $11 million, respectively.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

  UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES
  AVAILABLE-FOR-SALE

     The following tables show the estimated fair values and gross unrealized losses of the Company's fixed maturities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at December 31, 2005 and 2004:

                                                                      SUCCESSOR
                              ------------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2005
                              ------------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                  LESS THAN 12 MONTHS               THAN 12 MONTHS                     TOTAL
                              ----------------------------   ----------------------------   ----------------------------
                              ESTIMATED         GROSS        ESTIMATED         GROSS        ESTIMATED         GROSS
                              FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS   FAIR VALUE   UNREALIZED LOSS
                              ----------   ---------------   ----------   ---------------   ----------   ---------------
                                                                (DOLLARS IN MILLIONS)
U.S. corporate securities...    $2,307          $ 70           $  --           $  --          $2,307          $ 70
Residential mortgage-backed
  securities................       932            17              --              --             932            17
Foreign corporate
  securities................       422            16              --              --             422            16
U.S. Treasury/agency
  securities................       515             6              --              --             515             6
Commercial mortgage-backed
  securities................       352             9              --              --             352             9
Asset-backed securities.....        99             2              --              --              99             2
State and political
  subdivision securities....        74             3              --              --              74             3
Foreign government
  securities................        27             1              --              --              27             1
                                ------          ----           -----           -----          ------          ----
  Total bonds...............     4,728           124              --              --           4,728           124
Redeemable preferred
  stocks....................         1            --              --              --               1            --
                                ------          ----           -----           -----          ------          ----
  Total fixed maturities....    $4,729          $124           $  --           $  --          $4,729          $124
                                ======          ====           =====           =====          ======          ====
Equity securities...........    $    3          $  1           $  --           $  --          $    3          $  1
                                ======          ====           =====           =====          ======          ====
Total number of securities
  in an unrealized loss
  position..................     1,504                            --                           1,504
                                ======                         =====                          ======

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  PREDECESSOR
                         ---------------------------------------------------------------------------------------------
                                                               DECEMBER 31, 2004
                         ---------------------------------------------------------------------------------------------
                                                              EQUAL TO OR GREATER
                              LESS THAN 12 MONTHS               THAN 12 MONTHS                       TOTAL
                         -----------------------------   -----------------------------   -----------------------------
                         ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED   ESTIMATED    GROSS UNREALIZED
                         FAIR VALUE         LOSS         FAIR VALUE         LOSS         FAIR VALUE         LOSS
                         ----------   ----------------   ----------   ----------------   ----------   ----------------
                                                             (DOLLARS IN MILLIONS)
U.S. corporate
  securities...........     $343           $   4            $10            $  --            $353            $ 4
Residential mortgage-
  backed securities....       52              --             --               --              52             --
Foreign corporate
  securities...........      141               1             24                1             165              2
U.S. Treasury/agency
  securities...........        5              --             --               --               5             --
Commercial mortgage-
  backed securities....       51               1             --               --              51              1
Asset-backed
  securities...........       65              --              5               --              70             --
Foreign government
  securities...........        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total bonds..........      658               6             39                1             697              7
Redeemable preferred
  stocks...............        1              --             --               --               1             --
                            ----           -----            ---            -----            ----            ---
  Total fixed
     maturities........     $659           $   6            $39            $   1            $698            $ 7
                            ====           =====            ===            =====            ====            ===
Equity securities......     $  1           $  --            $ 3            $  --            $  4            $--
                            ====           =====            ===            =====            ====            ===
Total number of
  securities in an
  unrealized loss
  position.............      242                             27                              269
                            ====                            ===                             ====

  AGING OF GROSS UNREALIZED LOSSES FOR FIXED MATURITIES AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized losses and number of securities for fixed maturities and equity securities at December 31, 2005 and 2004 where the estimated fair value had declined and remained below cost or amortized cost by less than 20% or 20% or more for:

                                                                 SUCCESSOR
                         ------------------------------------------------------------------------------------------
                                                             DECEMBER 31, 2005
                         ------------------------------------------------------------------------------------------
                           COST OR AMORTIZED COST        GROSS UNREALIZED LOSSES          NUMBER OF SECURITIES
                         ---------------------------   ---------------------------   ------------------------------
                         LESS THAN 20%   20% OR MORE   LESS THAN 20%   20% OR MORE   LESS THAN 20%    20% OR MORE
                         -------------   -----------   -------------   -----------   -------------   --------------
                                                           (DOLLARS IN MILLIONS)
Less than six months...     $4,843           $14           $ 119           $6            1,480             24
                            ------           ---           -----           --            -----             --
  Total................     $4,843           $14           $ 119           $6            1,480             24
                            ======           ===           =====           ==            =====             ==

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                PREDECESSOR
                                        ------------------------------------------------------------
                                                             DECEMBER 31, 2004
                                        ------------------------------------------------------------
                                        COST OR AMORTIZED     GROSS UNREALIZED        NUMBER OF
                                               COST                LOSSES             SECURITIES
                                        ------------------   ------------------   ------------------
                                        LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                           20%       MORE       20%       MORE       20%       MORE
                                        ---------   ------   ---------   ------   ---------   ------
                                                           (DOLLARS IN MILLIONS)
Less than six months..................    $506       $ --      $   3      $ --       182        --
Six months or greater but less than
  nine months.........................     134         --          2        --        47        --
Nine months or greater but less than
  twelve months.......................      26         --          1        --        13        --
Twelve months or greater..............      43         --          1        --        27        --
                                          ----       ----      -----      ----       ---       ---
  Total...............................    $709       $ --      $   7      $ --       269        --
                                          ====       ====      =====      ====       ===       ===

     As of December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities. As of December 31, 2004, $7 million of unrealized losses related to securities with an unrealized loss position less than 20% of cost or amortized cost, which represented 1% of the cost or amortized cost of such securities.

     As of December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all have been in an unrealized loss position for a period of less than six months. As of December 31, 2004, there were no unrealized losses related to securities with an unrealized loss position greater than 20% of cost or amortized cost.

     As described more fully in Note 2, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. In connection with the Acquisition, the Company's investment portfolio was revalued in accordance with purchase accounting as of July 1, 2005. The increase in the unrealized losses during 2005 is principally driven by an increase in interest rates since the portfolio revaluation at the Acquisition Date. Based upon the Company's evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the year, and the Company's intent and ability to hold the fixed income and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

  SECURITIES LENDING PROGRAM

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. There were no securities on loan under the program at December 31, 2005. Securities with a cost or amortized cost of $105 million and an estimated fair value of $109 million were on loan under the program at December 31, 2004. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was not liable for any cash collateral under its control at December 31, 2005. The Company was liable for cash collateral under its control of $114 million at December 31, 2004. Securities loaned transactions are accounted for as financing arrangements on the Company's consolidated balance sheets and consolidated statements of cash flows and the income and expenses associated with the program are reported in net investment income as investment income and investment expenses, respectively. There was

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

no security collateral on deposit from customers at December 31, 2005 in connection with securities lending transactions. In connection with securities lending transactions, there was security collateral of $24 million on deposit from customers at December 31, 2004. Security collateral on deposit from customers may not be sold or repledged and is not reflected in the consolidated financial statements.

  ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $5 million both at December 31, 2005 and 2004, respectively, consisting primarily of fixed maturity securities. The Company had no securities held in trust to satisfy collateral requirements at December 31, 2005 and 2004.

  MORTGAGE LOANS ON REAL ESTATE

     At December 31, 2005 and 2004, the Company's mortgage loans on real estate consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Current mortgage loans on real estate...............        $258                $209
Underperforming mortgage loans on real estate.......          --                   3
                                                            ----                ----
  Total mortgage loans on real estate...............        $258                $212
                                                            ====                ====

     Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

     Mortgage loans are collaterized by properties located in the United States. At December 31, 2005, approximately 27%, 16%, and 16% of the properties were located in California, New York and Maryland, respectively. Generally, the Company, as a lender, only loans up to 75% of the purchase price on the underlying real estate.

  NET INVESTMENT INCOME

     The components of net investment income were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities.......................        $155               $185         $341    $310
Equity securities......................          --                 --            2       8
Mortgage loans on real estate..........           8                  9           18      11
Policy loans...........................          --                  1            1       1
Other limited partnership interests....           2                 27           28      24
Cash, cash equivalents and short-term
  investments..........................           5                  4            5       7
Other..................................          --                 --           --       1
                                               ----               ----         ----    ----
  Total................................        $170               $226         $395    $362
Less: Investment expenses..............           3                  3            6       6
                                               ----               ----         ----    ----
  Net investment income................        $167               $223         $389    $356
                                               ====               ====         ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  NET INVESTMENT GAINS (LOSSES)

     Net investment gains (losses) were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Fixed maturities(1)....................        $(51)              $(5)          $(6)   $(14)
Equity securities......................          --                 2            (1)      1
Mortgage loans on real estate..........          (1)               --            --      (1)
Derivatives............................          18                (3)           21       8
Other..................................          (1)               --             3      (1)
                                               ----               ---           ---    ----
  Net investment gains (losses)........        $(35)              $(6)          $17    $ (7)
                                               ====               ===           ===    ====

---------------

(1) Subsequent to the Acquisition, the Company's investment portfolio was repositioned, resulting in significant net investment losses during the six months ended December 31, 2005. Such losses resulted from the sale of securities during a period of rising interest rates.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), were as follows:

                                              SUCCESSOR                 PREDECESSOR
                                           ----------------   --------------------------------
                                           SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                             DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                           ----------------   ----------------   -------------
                                                 2005               2005         2004    2003
                                           ----------------   ----------------   -----   -----
                                                              (IN MILLIONS)
Fixed maturities.........................       $(103)             $ 319         $ 332   $ 323
Equity securities........................          --                  3             3      --
Derivatives..............................          --                 --             2      10
Other....................................          (6)                 4            --      (2)
                                                -----              -----         -----   -----
  Total..................................        (109)               326           337     331
Amounts allocated from DAC and VOBA......          45                 --            --      --
Deferred income taxes....................          22               (114)         (118)   (116)
                                                -----              -----         -----   -----
     Net unrealized investment gains
       (losses)..........................       $ (42)             $ 212         $ 219   $ 215
                                                =====              =====         =====   =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The changes in net unrealized investment gains (losses) were as follows:

                                                SUCCESSOR                 PREDECESSOR
                                             ----------------   --------------------------------
                                             SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                               DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                             ----------------   ----------------   -------------
                                                   2005               2005         2004    2003
                                             ----------------   ----------------   -----   -----
                                                                (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD............       $ 212               $219         $215    $ 95
Effect of purchase accounting push down
  (See Note 1).............................        (212)                --           --      --
                                                  -----               ----         ----    ----
BALANCE, BEGINNING OF PERIOD...............          --                219          215      95
Unrealized investment gains (losses) during
  the period...............................        (109)               (10)           6     184
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA.............................          45                 --           --      --
  Deferred income taxes....................          22                  3           (2)    (64)
                                                  -----               ----         ----    ----
BALANCE, END OF PERIOD.....................       $ (42)              $212         $219    $215
                                                  =====               ====         ====    ====

Net change in unrealized investment gains
  (losses).................................       $ (42)              $ (7)        $  4    $120
                                                  =====               ====         ====    ====

  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                 DECEMBER 31, 2005
                                                              -----------------------
                                                              NOT PRIMARY BENEFICIARY
                                                              -----------------------
                                                                            MAXIMUM
                                                                TOTAL     EXPOSURE TO
                                                              ASSETS(1)     LOSS(2)
                                                              ---------   -----------
                                                                   (IN MILLIONS)
Other limited partnerships(3)...............................    $347          $6
                                                                ----          --
  Total.....................................................    $347          $6
                                                                ====          ==

---------------

(1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnerships include partnerships established for the purpose of investing in public and private debt and equity securities.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE INSTRUMENTS

     On the Acquisition Date, derivative revaluation gains were reclassified from other assets to other invested assets to conform with MetLife's presentation.

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

in hedging relationships. Accordingly, all changes in such derivative fair values for the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table provides a summary of the notional amounts and current market or fair value of derivative financial instruments held at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............   $1,069     $202        $ 2         $200      $  4        $ 1
Financial futures...............       64        1          1          168        --         --
Foreign currency swaps..........       31       --          7           29        --         10
Foreign currency forwards.......        8       --         --            3        --         --
Options.........................       --      115          3           --       135         --
Financial forwards..............       --       --          2           --        --          2
Credit default swaps............        4       --         --            9        --         --
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

     The above table does not include notional values for equity futures, equity financial forwards, and equity options. At December 31, 2005 and 2004, the Company owned 413 and 164 equity futures contracts, respectively. Equity futures market values are included in financial futures in the preceding table. At December 31, 2005 and 2004, the Company owned 36,500 and 72,900 equity financial forwards, respectively. Equity financial forwards market values are included in financial forwards in the preceding table. At December 31, 2005 and 2004, the Company owned 1,058,300 and 881,350 equity options, respectively. Equity options market values are included in options in the preceding table. The notional amount related to equity options for 2004 has been removed from the above table to conform to 2005 presentation.

     The following table provides a summary of the notional amounts of derivative financial instruments by maturity at December 31, 2005:

                                                           SUCCESSOR
                               -----------------------------------------------------------------
                                                        REMAINING LIFE
                               -----------------------------------------------------------------
                                          AFTER ONE YEAR   AFTER FIVE YEARS
                               ONE YEAR      THROUGH           THROUGH          AFTER
                               OR LESS      FIVE YEARS        TEN YEARS       TEN YEARS   TOTAL
                               --------   --------------   ----------------   ---------   ------
                                                         (IN MILLIONS)
Interest rate swaps..........    $ 33          $286              $750           $  --     $1,069
Financial futures............      64            --                --              --         64
Foreign currency swaps.......      --             9                22              --         31
Foreign currency forwards....       8            --                --              --          8
Credit default swaps.........      --             2                 2              --          4
                                 ----          ----              ----           -----     ------
  Total......................    $105          $297              $774           $  --     $1,176
                                 ====          ====              ====           =====     ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at time of exercise and the strike price. Equity index options are included in options in the preceding table.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  HEDGING

     The table below provides a summary of the notional amount and fair value of derivatives by type of hedge designation at:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                         DECEMBER 31, 2005                 DECEMBER 31, 2004
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Fair value......................   $   --     $ --        $--         $129      $ --        $--
Cash flow.......................       --       --         --          126         3         10
Non-qualifying..................    1,176      318         15          154       136          3
                                   ------     ----        ---         ----      ----        ---
  Total.........................   $1,176     $318        $15         $409      $139        $13
                                   ======     ====        ===         ====      ====        ===

  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate investments.

     The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   --------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   -------------
                                                2005               2005         2004    2003
                                          ----------------   ----------------   -----   -----
                                                             (IN MILLIONS)
Changes in the fair value of
  derivatives...........................       $  --               $--           $(3)    $--
Changes in the fair value of the items
  hedged................................          --                (1)           (1)     (3)
                                               -----               ---           ---     ---
Net ineffectiveness of fair value
  hedging activities....................       $  --               $(1)          $(4)    $(3)
                                               =====               ===           ===     ===

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative has been excluded from the assessment of ineffectiveness. For the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, the cost of carry for financial futures was ($1) million, ($4) million, and ($3) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company did not recognize any net investment gains (losses) related to the assessment of hedge ineffectiveness. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. For the six months ended December 31, 2005 and June 30, 2005 and for the years ended December 31, 2004 and 2003, there were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

     Presented below is a rollforward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD................       $  --               $ 2          $ 10    $ 13
Effect of purchase accounting push down (See
  Note 1)......................................          --                --            --      --
                                                      -----               ---          ----    ----
BALANCE, BEGINNING OF PERIOD...................          --                 2            10      13
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of
  cash flow hedges.............................          --                (3)          (14)    (11)
Amounts reclassified to net investment
  income.......................................          --                 1             6       8
                                                      -----               ---          ----    ----
BALANCE, END OF PERIOD.........................       $  --               $--          $  2    $ 10
                                                      =====               ===          ====    ====

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to minimize its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to minimize its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; and (iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2005. For the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, the Company recognized as net investment gains (losses) changes in fair value of $9 million, $9 million, ($20) million and ($64) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives that are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum accumulation and withdrawal benefits. The fair value of the Company's embedded derivative liabilities was $22 million and $72 million at December 31, 2005 and 2004, respectively. The amounts recorded in net investment gains (losses) for the six months ended December 31, 2005 and June 30, 2005 and during the year ended

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

December 31, 2004 were gains (losses) of $23 million, ($2) million, and $19 million, respectively. There were no investment gains (losses) associated with embedded derivatives during the year ended December 31, 2003.

  CREDIT RISK

     The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     As noted above, the Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2005 and 2004, the Company was obligated to return cash collateral under its control of $108 million and $94 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheet. As of December 31, 2005 and 2004, the Company had also accepted collateral consisting of various securities with a fair market value of $22 million and $8 million, respectively, which is held in separate custodial accounts. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2005 and 2004, none of the collateral had been sold or repledged. As of December 31, 2005, the Company had not pledged any collateral related to derivative instruments.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

5.  INSURANCE

  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA for the years ended December 31, 2003 and 2004, and the six months ended June 30, 2005 and December 31, 2005, is as follows:

                                                              DAC      VOBA    TOTAL
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
BALANCE AT JANUARY 1, 2003 (PREDECESSOR)...................  $1,064   $   13   $1,077
  Capitalization...........................................     351       --      351
  Less: amortization.......................................     136        1      137
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2003 (PREDECESSOR).................   1,279       12    1,291
  Capitalization...........................................     469       --      469
  Less: amortization.......................................     226        1      227
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR).................   1,522       11    1,533
  Capitalization...........................................     222       --      222
  Less: amortization.......................................     132        1      133
                                                             ------   ------   ------
BALANCE AT JUNE 30, 2005 (PREDECESSOR).....................   1,612       10    1,622
  Effect of purchase accounting push down (See Note 1).....  (1,612)   1,666       54
                                                             ------   ------   ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)........................      --    1,676    1,676
                                                             ------   ------   ------
Capitalization.............................................     164       --      164
                                                             ------   ------   ------
Less: amortization related to:
  Net investment gains (losses)............................      (3)      (7)     (10)
  Unrealized investment gains (losses).....................     (17)     (28)     (45)
  Other expenses...........................................      12      106      118
                                                             ------   ------   ------
     Total amortization....................................      (8)      71       63
                                                             ------   ------   ------
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)...................  $  172   $1,605   $1,777
                                                             ======   ======   ======

     The estimated future amortization expense for the next five years allocated to other expenses for VOBA is $179 million in 2006, $170 million in 2007, $158 million in 2008, $147 million in 2009 and $132 million in 2010.

     Amortization of VOBA and DAC is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross profits originating from transactions other than investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  VALUE OF DISTRIBUTION AGREEMENTS

     Changes in value of distribution agreements ("VODA"), which are reported within other assets in the consolidated balance sheet, are as follows:

                                                               (IN MILLIONS)
BALANCE AT DECEMBER 31, 2004 (PREDECESSOR)..................        $--
Effect of purchase accounting push down (See Note 1)........          8
Amortization................................................         --
                                                                    ---
BALANCE AT JULY 1, 2005 (SUCCESSOR).........................          8
Capitalization..............................................         --
Amortization................................................         --
                                                                    ---
BALANCE AT DECEMBER 31, 2005 (SUCCESSOR)....................        $ 8
                                                                    ===

     The estimated future amortization expense of the VODA is $1 million per year for each of the years from 2006 to 2010.

  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows:

                                             SUCCESSOR                 PREDECESSOR
                                          ----------------   -------------------------------
                                          SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                            DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                          ----------------   ----------------   ------------
                                                2005               2005             2004
                                          ----------------   ----------------   ------------
                                                            (IN MILLIONS)
BALANCE, END OF PREVIOUS PERIOD.........        $ 36               $25              $--
Effect of purchase accounting push down
  (See Note 1)..........................         (36)               --               --
                                                ----               ---              ---
BALANCE, BEGINNING OF PERIOD............          --                25               --
Capitalization..........................           8                12               25
Amortization............................          --                (1)              --
                                                ----               ---              ---
BALANCE, END OF PERIOD..................        $  8               $36              $25
                                                ====               ===              ===

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). These guarantees include benefits that are payable in the event of death.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

  ANNUITY CONTRACTS

                                             SUCCESSOR                       PREDECESSOR
                                   ------------------------------   ------------------------------
                                         DECEMBER 31, 2005                DECEMBER 31, 2004
                                   ------------------------------   ------------------------------
                                       IN THE            AT             IN THE            AT
                                   EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                   --------------   -------------   --------------   -------------
                                                        (DOLLARS IN MILLIONS)

ANNIVERSARY CONTRACT VALUE OR
  MINIMUM RETURN
  Account value (general and
     separate account)...........      $14,507           N/A           $14,293            N/A
  Net amount at risk.............      $   569(1)        N/A(2)        $   727(1)         N/A(2)
  Average attained age of
     contractholders.............     63 years           N/A          63 years            N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

  UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                   SUCCESSOR                PREDECESSOR
                                            -----------------------   -----------------------
                                               DECEMBER 31, 2005         DECEMBER 31, 2004
                                            -----------------------   -----------------------
                                            SECONDARY     PAID UP     SECONDARY     PAID UP
                                            GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                            ----------   ----------   ----------   ----------
                                                          (DOLLARS IN MILLIONS)
Account value (general and separate
  account)................................    $ 1,694       N/A         $ 1,088       N/A
Net amount at risk........................    $21,719(1)    N/A(1)      $12,823(1)    N/A(1)
Average attained age of policyholders.....   57 years       N/A        58 years       N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     The net amount at risk is based on the direct amount at risk (excluding reinsurance).

     The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the years ended December 31, 2004 and 2003. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for each of the years ended December 31, 2004 and 2003.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Mutual Fund Groupings
  Equity............................................       $ 9,055             $ 8,282
  Bond..............................................         1,055                 989
  Balanced..........................................         1,261               1,509
  Money Market......................................           286                 319
  Specialty.........................................           218                 254
                                                           -------             -------
     TOTAL..........................................       $11,875             $11,353
                                                           =======             =======

  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12,179 million and $11,631 million at December 31, 2005 and 2004, respectively, for which the policyholder assumes all investment risk. There are no separate accounts for which the Company contractually guarantees either a minimum return or account value at December 31, 2005 and 2004.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $115 million, $95 million, $200 million and $127 million for the six months ended December 31, 2005 and June 30, 2005 and the years ended December 31, 2004 and 2003, respectively.

     The Company did not have any proportional interest in separate accounts for fixed maturities, equity securities, and cash and cash equivalents reported on the consolidated balance sheet at December 31, 2005.

     For the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6.  REINSURANCE

     Since 1997, the majority of the Company's universal life business has been reinsured under an 80% ceded/20% retained yearly renewable term ("YRT") quota share reinsurance program and its term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance have reverted to YRT for new business. Effective May 1, 2005, the Company's quota share program for YRT and coinsurance changed to 70%/30%. Within its normal course of business, the Company may retain up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for universal life and $25 million for term insurance. Under certain circumstances, the Company may elect to retain up to $25 million per life. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Total in-force business ceded under reinsurance contracts is $48.6 billion and $44.3 billion at December 31, 2005 and 2004, respectively. The Company evaluates its

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics.

     In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     Prior to April 1, 2001, the Company reinsured the GMDB rider exposure on its variable annuity products. In 2004, The Travelers Life and Annuity Reinsurance Company ("TLARC") was formed as a pure captive insurer in order to permit TLAC and TIC to cede 100% of their risk associated with the secondary death benefit guarantee rider on certain universal life contracts. As part of the Acquisition TLARC became a direct subsidiary of MetLife. See Note 13.

     Total variable annuity account balances with GMDB riders were $14.5 billion, of which $4.7 billion, or 33%, was reinsured, and $11.1 billion, of which $4.8 billion, or 43%, is reinsured at December 31, 2005 and 2004, respectively. GMDBs are payable upon the death of the contractholder. When benefits payable are greater than the account value of the variable annuity, the difference is called the net amount at risk ("NAR"). NAR totals $569 million, of which $525 million, or 92%, is reinsured and $727 million, of which $670 million, or 90%, is reinsured at December 31, 2005 and 2004, respectively.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. The effects of reinsurance were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Direct premiums earned.................        $ 41               $ 39         $ 74    $ 66
Reinsurance assumed....................          --                 --           --      --
Reinsurance ceded......................         (24)               (19)         (34)    (25)
                                               ----               ----         ----    ----
Net premiums earned....................        $ 17               $ 20         $ 40    $ 41
                                               ====               ====         ====    ====
Reinsurance recoverables netted against
  policyholder benefits................        $ 42               $ 61         $ 95    $ 75
                                               ====               ====         ====    ====

Written premiums are not materially different than earned premiums presented in the preceding table.

     Reinsurance recoverables, included in premiums and other receivables, were $77 million and $44 million at December 31, 2005 and 2004, respectively. Reinsurance premiums and ceded commissions payable included in other liabilities, were $12 million and $9 million at December 31, 2005 and 2004, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

7.  INCOME TAXES

     The provision for income taxes for continuing operations was as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Current:
  Federal..............................        $(20)              $ 50         $ 96    $ 73
  Foreign..............................          --                 --           --       1
                                               ----               ----         ----    ----
                                                (20)                50           96      74
                                               ----               ----         ----    ----
Deferred:
  Federal..............................          32                (15)         (47)    (39)
                                               ----               ----         ----    ----
Provision for income taxes.............        $ 12               $ 35         $ 49    $ 35
                                               ====               ====         ====    ====

     Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes as reported for continuing operations were as follows:

                                            SUCCESSOR                 PREDECESSOR
                                         ----------------   --------------------------------
                                         SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                           DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ----------------   ----------------   -------------
                                               2005               2005         2004    2003
                                         ----------------   ----------------   -----   -----
                                                            (IN MILLIONS)
Tax provision at U.S. statutory rate...        $ 22               $39          $ 72    $ 54
Tax effect of:
  Tax exempt investment income.........         (10)               (4)          (15)    (11)
  Tax reserve release..................          --                --            (8)     (8)
                                               ----               ---          ----    ----
Provision for income taxes.............        $ 12               $35          $ 49    $ 35
                                               ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR          PREDECESSOR
                                                      -----------------   -----------------
                                                      DECEMBER 31, 2005   DECEMBER 31, 2004
                                                      -----------------   -----------------
                                                                  (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other policyholder
     liabilities....................................        $ 580               $ 372
  Net unrealized investment losses..................           22                  --
  Capital loss carryforward.........................           17                  --
  Other.............................................            8                   7
                                                            -----               -----
  Total.............................................          627                 379
                                                            -----               -----
Deferred income tax liabilities:
  DAC and VOBA......................................         (525)               (426)
  Net unrealized investment gains...................           --                (118)
  Investments, net..................................          (12)                (13)
  Other.............................................           --                  (2)
                                                            -----               -----
  Total.............................................         (537)               (559)
                                                            -----               -----
Net deferred income tax asset (liability)...........        $  90               $(180)
                                                            =====               =====

     At December 31, 2005, the Company has a net deferred tax asset. If the Company determines that any of its deferred tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred tax assets will be realized.

     Capital loss carryforwards amount to $50 million at December 31, 2005 and will expire in 2010.

     Subsequent to the Acquisition, the Company will file a consolidated tax return with its parent, TIC. The companies will execute a Tax Sharing Agreement (the "Tax Agreement") prior to the filing of the 2005 consolidated tax return. Under the Tax Agreement, the federal income taxes will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Agreement.

     For the periods prior to the Acquisition, the Company files a consolidated federal income tax return with Citigroup, and were part of a Tax Sharing Agreement with Citigroup (the "Citigroup Tax Agreement.") Under the Citigroup Tax Agreement, the federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the Citigroup Tax Agreement. TLAC had $265 million payable to TIC at December 31, 2004 related to the Citigroup Tax Agreement.

     Under the Life Insurance Company Tax Act of 1959, stock life insurance companies were required to maintain a policyholders' surplus account containing the accumulated portion of current income which had not been subject to income tax in the year earned. The Deficit Reduction Act of 1984 required that no future amounts be added after 1983 to the policyholders' surplus account and that any future distributions to shareholders from the account would become subject to income at the general corporate income tax rate then in effect. During 2004, the American Jobs Creation Act of 2004 ("AJCA") was enacted. The AJCA provides, in part, that distributions from policyholders' surplus accounts during 2005 and 2006 will not be taxed. The amount of policyholders' surplus account at December 31, 2004 was approximately $2 million. If the entire

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

policyholders' surplus account were deemed to be distributed in 2004, there would have been a tax liability of less than $1 million. No current or deferred taxes have been provided on these amounts in the past because management considered the conditions under which these taxes would be paid remote. For federal income tax purposes, an election under Internal Revenue Code Section 338 was made by MetLife upon Acquisition. The Section 338 election results in a deemed distribution of the Company's policyholders' surplus account in 2005. However, due to the provision of the AJCA, no tax liability will be incurred as a result of this deemed distribution of policyholders' surplus in 2005.

8.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. The review includes senior legal and financial personnel. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2005. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     In August 1999, an amended putative class action complaint was filed in Connecticut state court against TLAC, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

Property Casualty Corporation, a former TLAC affiliate, purchased structured settlement annuities from TLAC and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of TLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against TLAC: (i) violation of the Connecticut Unfair Trade Practice Statute; (ii) unjust enrichment; and (iii) civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. The Company has recently learned that the Connecticut Supreme Court has reversed the trial court's certification of a class. Plaintiff may file a motion with respect to the order and may seek upon remand to the trial court to file another motion for class certification. The Company and Travelers Equity Sales, Inc. intend to continue to vigorously defend the matter.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. In addition, like many insurance companies and agencies in 2004 and 2005, the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present is not aware of any systemic problems with respect to such matters that have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company from January 1, 2003 through December 31, 2005 aggregated less than $1 million. The Company maintained a liability of $1 million at December 31, 2005 and December 31, 2004, respectively, and a related asset for premium tax offsets of $1 million at December 31, 2005, respectively, for future assessments in respect of currently impaired, insolvent or failed insurers. The related asset for premium tax offsets was insignificant at December 31, 2004 for future assessments in respect of currently impaired, insolvent or failed insurers.

     In the past five years, none of the aggregate assessments levied against the Company have been material. The Company has established liabilities for guaranty fund assessments that it considers adequate for assessments with respect to insurers that are currently subject to insolvency proceedings.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $15 million and $20 million at December 31, 2005 and 2004, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $20 million and $26 million at December 31, 2005 and 2004, respectively. There are no other obligations or liabilities arising from such arrangements that are reasonably likely to become material.

GUARANTEES

     In the normal course of its business, the Company may provide certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company may provide indemnities and guarantees, including those related to tax, other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company may provide indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits.

     These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to contractual limitation, while in other cases such limitations are not specified or applicable. Therefore, the Company does not believe that it is possible to determine the maximum potential amount due under these guarantees.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies other of its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

9.  EMPLOYEE BENEFIT PLANS

  PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     Subsequent to the Acquisition, the Company became a participating employer in qualified and non-qualified, noncontributory defined benefit pension plans sponsored by MetLife. Employees were credited with prior service recognized by Citigroup, solely for the purpose of determining eligibility and vesting under the Metropolitan Life Retirement Plan for United States Employees (the "Plan"), a noncontributory qualified defined benefit pension plan, with respect to benefits earned under the Plan subsequent to the closing date of the Acquisition. Net periodic expense related to these plans is based on the employee population as of the valuation date at the beginning of the year; accordingly, no expense related to the MetLife plans was allocated to the Company for the six months ended December 31, 2005.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     Prior to the Acquisition, the Company participated in qualified and non-qualified, noncontributory defined benefit pension plans and certain other postretirement plans sponsored by Citigroup. The Company's share of expense for these plans was insignificant for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. The obligation for benefits earned under these plans was retained by Citigroup.

10.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, TLAC is permitted, without prior insurance regulatory clearance, to pay shareholder dividends to its parent as long as the amount of such dividend, when aggregated with all other dividends in the preceding twelve months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the immediately preceding calendar year. TLAC will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance ("Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice or until the Commissioner has approved the dividend, whichever is sooner. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its shareholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the Acquisition, under Connecticut State Insurance Law all dividend payments by TLAC through June 30, 2007 require prior approval of the Commissioner. TLAC did not pay dividends in 2005 or 2004.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, TIC.

  STATUTORY EQUITY AND INCOME

     The Department imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. TLAC exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles ("SAP") continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on the statutory capital and surplus of TLAC.

     SAP differs from GAAP primarily by: (i) charging policy acquisition costs to expense as incurred; (ii) establishing future policy benefit liabilities using different actuarial assumptions; (iii) valuing securities on a different basis; and (iv) maintaining additional reserves associated with credit default and interest related investment gains and losses.

     In addition, certain assets are not admitted under SAP and are charged directly to surplus. The most significant asset not admitted by TLAC is the net deferred tax asset resulting from temporary differences between SAP basis and tax basis not expected to reverse and become recoverable within a year.

     Statutory net income (loss) of the TLAC, a Connecticut domiciled insurer, was ($80) million, ($211) million and $37 million for the years ended December 31, 2005, 2004 and 2003, respectively. Statutory capital and surplus, as filed with the Department, was $782 million and $942 million at December 31, 2005 and 2004, respectively.

  OTHER COMPREHENSIVE INCOME

     The following table sets forth the reclassification adjustments required for the six months ended December 31, 2005 and June 30, 2005, and the years ended December 31, 2004 and 2003, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                    SUCCESSOR                 PREDECESSOR
                                                 ----------------   --------------------------------
                                                 SIX MONTHS ENDED   SIX MONTHS ENDED    YEARS ENDED
                                                   DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                                 ----------------   ----------------   -------------
                                                       2005               2005         2004    2003
                                                 ----------------   ----------------   -----   -----
                                                                    (IN MILLIONS)
Holding (losses) gains on investments arising
  during the period............................        $(89)              $(5)         $ 18    $183
Income tax effect of holding (losses) gains....          31                 1            (6)    (64)
Reclassification adjustments:
  Recognized holding (gains) losses included in
     current year income.......................         (32)                3             6      14
  Amortization of premiums and accretion of
     discounts associated with investments.....          12                (8)          (18)    (13)
  Income tax effect of reclassification
     adjustments...............................           7                 2             4      --
                                                       ----               ---          ----    ----
     Total reclassification adjustments........         (13)               (3)           (8)      1
Allocation of holding loss on investments
  relating to other policyholder amounts.......          45                --            --      --
Income tax effect of allocation of holding
  loss.........................................         (16)               --            --      --
                                                       ----               ---          ----    ----
     Other comprehensive income (losses).......        $(42)              $(7)         $  4    $120
                                                       ====               ===          ====    ====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

11.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                          SUCCESSOR                 PREDECESSOR
                                       ----------------   --------------------------------
                                                                              YEARS ENDED
                                       SIX MONTHS ENDED   SIX MONTHS ENDED   DECEMBER 31,
                                         DECEMBER 31,         JUNE 30,       -------------
                                             2005               2005         2004    2003
                                       ----------------   ----------------   -----   -----
                                                          (IN MILLIONS)
Compensation.........................       $  27              $  19         $  45   $  34
Commissions..........................         156                180           373     298
Amortization of DAC and VOBA.........         108                133           227     137
Capitalization of DAC................        (164)              (222)         (469)   (351)
Rent, net of sublease income.........           2                  1             4       3
Other................................          36                 73           123      64
                                            -----              -----         -----   -----
     Total other expenses............       $ 165              $ 184         $ 303   $ 185
                                            =====              =====         =====   =====

12.  FAIR VALUE INFORMATION

     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were as follows:

                                                                         SUCCESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturities..........................................              $6,055      $6,055
  Equity securities.........................................              $    4      $    4
  Mortgage loans on real estate.............................              $  258      $  258
  Policy loans..............................................              $   37      $   37
  Short-term investments....................................              $   57      $   57
  Cash and cash equivalents.................................              $  233      $  233
  Mortgage loan commitments.................................    $20       $   --      $   --
  Commitments to fund partnership investments...............    $15       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,195      $2,982
  Payables for collateral under securities loaned and other
     transactions...........................................              $  108      $  108

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                        PREDECESSOR
                                                              --------------------------------
                                                              NOTIONAL   CARRYING   ESTIMATED
                                                               AMOUNT     VALUE     FAIR VALUE
                                                              --------   --------   ----------
                                                                       (IN MILLIONS)
DECEMBER 31, 2004
Assets:
  Fixed maturities..........................................              $6,261      $6,261
  Equity securities.........................................              $   26      $   26
  Mortgage loans on real estate.............................              $  212      $  221
  Policy loans..............................................              $   32      $   32
  Short-term investments....................................              $  420      $  420
  Cash and cash equivalents.................................              $    1      $    1
  Mortgage loan commitments.................................    $26       $   --      $   --
  Commitments to fund partnership investments...............    $20       $   --      $   --
Liabilities:
  Policyholder account balances.............................              $3,458      $3,519
  Payables for collateral under securities loaned and other
     transactions...........................................              $  208      $  208

     The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

  FIXED MATURITIES AND EQUITY SECURITIES

     The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments, the estimated fair value is the net premium or discount of the commitments. Commitments to fund partnership investments have no stated interest rate and are assumed to have a fair value of zero.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of policyholder account balances which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of policyholder account balances without final contractual maturities are assumed to equal their current net surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying values for payables for collateral under securities loaned and other transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative instruments, including financial futures, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

13.  RELATED PARTY TRANSACTIONS

     TIC, TLAC's parent, handles all banking functions including payment of expenses for TLAC.

     In December 2004, TLAC entered into a reinsurance agreement with TLARC related to guarantee features included in certain of their universal life and variable universal life products. This reinsurance agreement is treated as a deposit-type contract and at December 31, 2005, the Company had a recoverable from TLARC of $40 million. Fees associated with this contract, included within other expenses, were $12 million and $22 million for the six months ended December 31, 2005 and June 30, 2005, respectively.

     In addition, TLAC's individual insurance mortality risk is reinsured, in part, to Reinsurance Group of America, Incorporated ("RGA"), an affiliate, subsequent to the Acquisition Date. Reinsurance recoverables under these agreements with RGA were $33 million and $17 million at December 31, 2005 and 2004, respectively. Ceded premiums, universal life fees and benefits were $2 million, $19 million and $36 million, respectively, for the six months ended December 31, 2005 and $3 million, $7 million and $5 million, respectively, for the six months ended June 30, 2005.

     At June 30, 2005 and December 31, 2004, TLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amounts of $10 million and $14 million, respectively. Income (loss) of $(1) million, $1 million and $7 million was recognized on these investments in the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003, respectively. In July 2005, TLAC sold its investment in Tribeca.

     Prior to the Acquisition, the Company had related party transactions with its former parent and/or affiliates. These transactions are described as follows:

     The Company had outstanding loaned securities to a former affiliate, Citigroup Global Markets Inc., in the amount of $38 million at December 31, 2004.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid TIC an insignificant amount for the six months ended June 30, 2005 and the years ended December 31, 2004 and 2003 for these services.

     TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004, the pool totaled approximately $4.1 billion of which the Company's share amounted to $384 million and is included in short-term investments on the balance sheet.

     In the ordinary course of business, the Company distributes fixed and variable annuity products through its affiliate Smith Barney ("SB"). Premiums and deposits related to these products were $506 million and $707 million in 2004 and 2003, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $108 million and $88 million in 2004 and 2003, respectively. Commissions and fees paid to SB were $50 million and $57 million in 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A Wholly-Owned Subsidiary of The Travelers Insurance Company)

           NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company also distributes deferred annuity products through its affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries,"CitiStreet") and Citibank, N.A. ("Citibank").

     Deposits received from PFS were $636 million and $628 million in 2004 and 2003, respectively. Commissions and fees paid to PFS were $48 million and $52 million, in 2004 and 2003, respectively.

     Deposits received from CitiStreet were $116 million and $82 million in 2004 and 2003, respectively. Related commissions and fees paid to CitiStreet were $3 million and $2 million in 2004 and 2003, respectively.

     Deposits received from Citibank were $112 million and $162 million in 2004 and 2003, respectively. Commissions and fees paid to Citibank were $13 million and $12 million in 2004 and 2003, respectively.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004 and 2003.

14.  SUBSEQUENT EVENT

     On February 14, 2006, TLAC filed, with the State of Connecticut Office of the Secretary of the State, a Certificate of Amendment to the Charter as Amended and Restated of The Travelers Life and Annuity Company (the "Charter Amendment"). The Charter Amendment changes the name of TLAC to "MetLife Life and Annuity Company of Connecticut" and is effective on May 1, 2006.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                      OTHER THAN INVESTMENTS IN AFFILIATES
                               DECEMBER 31, 2005
                                 (IN MILLIONS)

                                                                SUCCESSOR
                                             ------------------------------------------------
                                                  COST OR                        AMOUNT AT
                                                 AMORTIZED        ESTIMATED    WHICH SHOWN ON
                                                  COST(1)         FAIR VALUE   BALANCE SHEET
                                                 ---------        ----------   --------------
TYPE OF INVESTMENT
Fixed Maturities:
  Bonds:
     U.S. Treasury/agency securities.......        $  793           $  791         $  791
     State and political subdivision
       securities..........................            84               81             81
     Foreign government securities.........            75               77             77
     Public utilities......................           199              197            197
     All other corporate bonds.............         3,171            3,097          3,097
  Residential and commercial
     mortgage-backed, and other
     asset-backed securities...............         1,833            1,809          1,809
  Redeemable preferred stock...............             3                3              3
                                                   ------           ------         ------
     Total fixed maturities................         6,158           $6,055          6,055
                                                   ------           ======         ------
Equity Securities:
  Common stocks:
     Industrial, miscellaneous and all
       other...............................             1           $    1              1
  Non-redeemable preferred stocks..........             3                3              3
                                                   ------           ------         ------
     Total equity securities...............             4           $    4              4
                                                   ------           ======         ------
Mortgage loans on real estate..............           258                             258
Policy loans...............................            37                              37
Other limited partnership interests........            73                              73
Short-term investments.....................            57                              57
Other invested assets......................           333                             333
                                                   ------                          ------
     Total investments.....................        $6,920                          $6,817
                                                   ======                          ======

---------------

(1) Cost for fixed maturities and mortgage loans on real estate represent original cost reduced by repayments, net valuation allowances and write-downs from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by write-downs from other-than-temporary declines in value; and limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                    AS OF DECEMBER 31, 2005 (SUCCESSOR) AND
                        DECEMBER 31, 2004 (PREDECESSOR)
                                 (IN MILLIONS)

                                                                       FUTURE
                                                                       POLICY
                                                                    BENEFITS AND
                                                            DAC        OTHER       POLICYHOLDER
                                                            AND     POLICYHOLDER     ACCOUNT       UNEARNED
                                                            VOBA       FUNDS         BALANCES     REVENUE(1)
                                                            -----   ------------   ------------   ----------
As of December 31, 2005 (SUCCESSOR)......................  $1,777      $1,808         $5,688         $18
                                                           ======      ======         ======         ===
As of December 31, 2004 (PREDECESSOR)....................  $1,533      $1,079         $5,227         $42
                                                           ======      ======         ======         ===

---------------

(1) Amounts are included in the other policyholder funds column for successor and included in other liabilities for predecessor.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                          SCHEDULE III -- (CONTINUED)

           FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 (SUCCESSOR) AND
                        JUNE 30, 2005 (PREDECESSOR) AND
          FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (PREDECESSOR)
                                 (IN MILLIONS)

                                       PREMIUM                  POLICYHOLDER
                                       REVENUES                   BENEFITS     AMORTIZATION OF                PREMIUMS
                                         AND          NET           AND         DAC AND VOBA       OTHER      WRITTEN
                                        POLICY    INVESTMENT      INTEREST       CHARGED TO      OPERATING   (EXCLUDING
                                         FEES       INCOME        CREDITED     OTHER EXPENSES    EXPENSES      LIFE)
                                         ------   -----------   ------------   ---------------   ---------   ----------
For the six months ended December 31,
  2005 (SUCCESSOR)...................    $250        $167           $166            $108            $57        $  --
                                         ====        ====           ====            ====            ===        =====
For the six months ended June 30,
  2005 (PREDECESSOR).................    $241        $223           $175            $133            $51        $   4
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2004
  (PREDECESSOR)......................    $411        $389           $326            $227            $76        $   6
                                         ====        ====           ====            ====            ===        =====
For the year ended December 31, 2003
  (PREDECESSOR)......................    $278        $356           $307            $137            $48        $   4
                                         ====        ====           ====            ====            ===        =====

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE TRAVELERS INSURANCE COMPANY)

                                  SCHEDULE IV

                            CONSOLIDATED REINSURANCE
AS OF DECEMBER 31, 2005 AND 2004 AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
        AND JUNE 30, 2005 AND THE YEARS ENDED DECEMBER 31, 2004 AND 2003
                                 (IN MILLIONS)

                                                                                                      % AMOUNT
                                                               GROSS                          NET     ASSUMED
                                                              AMOUNT     CEDED    ASSUMED   AMOUNT     TO NET
                                                              -------   -------   -------   -------   --------
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005
  (SUCCESSOR)
Life insurance in-force.....................................  $63,023   $48,618    $ --     $14,405       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    41   $    24    $ --     $    17       --%
                                                              =======   =======    ====     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (PREDECESSOR)
Life insurance premium......................................  $    39   $    19    $ --     $    20       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2004 (PREDECESSOR)
Life insurance in-force.....................................  $54,886   $44,286    $ --     $10,600       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    74   $    34    $ --     $    40       --%
                                                              =======   =======    ====     =======
AS OF AND FOR THE YEAR ENDED 2003 (PREDECESSOR)
Life insurance in-force.....................................  $43,671   $34,973    $ --     $ 8,698       --%
                                                              =======   =======    ====     =======
Life insurance premium......................................  $    66   $    25    $ --     $    41       --%
                                                              =======   =======    ====     =======

                                     VINTAGE

                       STATEMENT OF ADDITIONAL INFORMATION


                 METLIFE OF CT FUND BD II FOR VARIABLE ANNUITIES


                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT


                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415


MLAC-Book-02                                                            May 2006

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:


            (1)   Statement of Assets and Liabilities as of December 31, 2005
                  (2) Statement of Operations for the year ended December 31,
                  2005



            (3) Statement of Changes in Net Assets for the years ended December 31, 2005 and 2004



            (4)   Statement of Investments as of December 31, 2005



            (5)   Notes to Financial Statements


      The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:


            (1) Statements of Income for the years ended December 31, 2005, 2004 and 2003



            (2)   Balance Sheets as of December 31, 2005 and 2004



            (3) Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2005, 2004 and 2003



            (4) Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003



            (5)   Notes to Financial Statements


(b)   Exhibits


EXHIBIT
 NUMBER      DESCRIPTION
-------      -----------
  1.         Resolution of The Travelers Life and Annuity Company Board of
             Directors authorizing the establishment of the Registrant.
             (Incorporated herein by reference to Registration Statement on
             Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

  2.         Not Applicable.

  3(a)       Distribution and Principal Underwriting Agreement among the
             Registrant, The Travelers Life and Annuity Company and
             Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4,
             File No. 333-58809 filed February 26, 2001.)

  3(b) Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The
             Travelers Fund ABD for Variable Annuities to the Registration
             Statement on Form N-4, File No. 033-65343 filed April 6,
             2006.)

  4(a). Variable Annuity Contracts. (Incorporated herein by reference to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

  4(b).      Company Name Change Endorsement The Travelers Life and Annuity
             Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD II for Variable Annuities
             Registration Statement on Form N-4, File No. 033-65339 filed on April 7, 2006.)

  5(a). Form of Applications. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on
             Form N-4, filed September 8, 1995.)

  5(b). Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to
             The Travelers Fund ABD for Variable Annuities to the
             Registration Statement on Form N-4, File No. 033-65343 filed
             April 6, 2006.)

   6(a) Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

   6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

   6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Life and Annuity Company effective
              May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD
              II for Variable Annuities Registration Statement on Form N-4,
              File No. 033-65339 filed April 7, 2006.)

   7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the
              Registration Statement on Form N-4, File No. 333-65942 filed
              April 15, 2003.)

   8(a). Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778 filed April 21, 2005.)

   8(b).      Participation Agreement Among Metropolitan Series Fund, Inc.,
              MetLife Advisers, LLC, Metropolitan Life Insurance Company,
              The Travelers Insurance Company and The Travelers Life and
              Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective
              Amendment No. 14 to The Travelers Fund ABD for Variable
              Annuities Registration Statement on Form N-4, File No.
              033-65343 filed April 6, 2006.)

   8(c).      Participation Agreement Among Met Investors Series Trust, Met
              Investors Advisory, LLC, MetLife Investors Distribution
              Company, The Travelers Insurance Company and The Travelers
              Life and Annuity Company effective November 1, 2005.
              (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
              Variable Annuities Registration Statement on Form N-4, File
              No. 033-65343 filed April 6, 2006.)

   9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 29, 1997.)

  10(a)       Consent of KPMG LLP, Independent Registered Public Accounting
              Firm. Filed herewith.

  10(b)       Consent of Deloitte & Touche LLP, Independent Registered
              Public Accounting Firm. Filed herewith.

  11.         Not applilcable.

  12.         Not applicable.

  15.         Power of Attorney authorizing Michele H. Abate, Thomas S.
              Clark, John E. Connolly, Jr., Mary K. Johnson, James L.
              Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as signatory for C. Robert Henrikson, Leland C. Launer,
              Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
              Jr. (Incorporated herein by reference to Post-Effective
              Amendment No. 8 to the TLAC Variable Annuity Separate Account
              2002 Registration Statement on Form N-4, File No.333-100434, filed September 19, 2005.)


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


Principal Business Address:
      The Travelers Life and Annuity Company
      One Cityplace
      Hartford, CT  06103-3415




NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH INSURANCE COMPANY
----------------             ----------------------
C. Robert Henrikson          Director, Chairman, President and Chief Executive Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Leland C. Launer, Jr.        Director
501 Route 22
Bridgewater, NJ 08807

Lisa M. Weber                Director
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven A. Kandarian          Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962

James L. Lipscomb            Executive Vice President and General Counsel
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Gwenn L. Carr                Senior Vice President and Secretary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Michael K. Farrell           Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Hugh C. McHaffie             Senior Vice President
501 Boylston Street
Boston, MA 02116

Joseph J. Prochaska, Jr.     Senior Vice President and Chief Accounting Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Stanley J. Talbi             Senior Vice President and Chief Financial Officer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Anthony J. Williamson        Senior Vice President and Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Roberto Baron                Vice President and Senior Actuary
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

Steven J. Brash              Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York
11101

William D. Cammarata         Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Vincent Cirulli              Vice President
10 Park Avenue
Morristown, NJ 07962

James R. Dingler             Vice President
10 Park Avenue
Morristown, NJ 07962

Elizabeth M. Forget          Vice President
260 Madison Ave
New York, NY 10016

Judith A. Gulotta            Vice President
10 Park Avenue
Morristown, NJ 07962

C. Scott Inglis              Vice President
10 Park Avenue
Morristown, NJ 07962

Daniel D. Jordan             Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116

Bennett Kleinberg            Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

Paul L. LeClair              Vice President and Actuary
501 Boylston Street
Boston, MA 02116

Gene L. Lunman               Vice President
185 Asylum Street
Hartford, CT 06103

Joseph J. Massimo            Vice President
18210 Crane Nest Drive
Tampa, FL 33647

Daniel A. O'Neill            Vice President
10 Park Avenue
Morristown, NJ 07962

Mark S. Reilly               Vice President
185 Asylum Street
Hartford, CT 06103

Mark J. Remington            Vice President
185 Asylum Street
Hartford, CT 06103

Jonathan L. Rosenthal        Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962

Ragai A. Roushdy             Vice President
10 Park Avenue
Morristown, NJ 07962

Erik V. Savi                 Vice President
10 Park Avenue
Morristown, NJ 07962

Kevin M. Thorwarth           Vice President
10 Park Avenue
Morristown, NJ 07962

Mark. H. Wilsmann            Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


The Registrant is a separate account of The Travelers Life and Annuity Company under Connecticut insurance law. The Depositor is an indirectly wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    CitiStreet Retirement Services LLC (NJ)

            a)    CitiStreet Financial Services LLC (NJ)

            b)    CitiStreet Funds Management LLC (NJ)

            c)    CitiStreet Associates LLC (DE)

                  1)    CitiStreet Equities LLC (NJ)

                  2)    CitiStreet Associates of Montana LLC (MT)

                  3)    CitiStreet Associates of Texas, Inc. (TX)

                  4)    CitiStreet Associates of Hawaii LLC (HI)

                  5)    CitiStreet Associates Insurance Agency of
                        Massachusetts LLC (MA)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Life Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      10.   MetLife Insurance Company Limited (Hong Kong)

      11.   MetLife General Insurance Limited (Australia)

      12.   MetLife Limited (United Kingdom)

      13. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      14.   MetLife Services Limited (United Kingdom)

      15. Siembra Seguros de Vida S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by Natiloportem Holdings, Inc.

      16.   MetLife International Insurance Ltd. (Bermuda)

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 95.25% is owned by MetLife International Holdings, Inc. and 4.75% is owned by; Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 95% is owned by MetLife International Holdings, Inc. and 5% is held by Natiloportem Holdings, Inc.

      20. Compania Previsional MetLife S.A. (Argentina) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

      21.   MetLife Worldwide Holdings, Inc.

            a)    MetLife Towarzystwo Ubezpieczen na Zycie S.A. (Poland)

            b)    CDMK, Inc. (Korea)

            c)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            d)    MetLife Direct Co., Ltd. (Japan)

            e)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Thorngate, LLC (DE)

      11.   Alternative Fuel I, LLC (DE)

      12.   Transmountain Land & Livestock Company (MT)

      13.   MetPark Funding, Inc. (DE)

      14.   HPZ Assets LLC (DE)

      15.   MetDent, Inc. (DE)

      16.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      17.   Metropolitan Tower Realty Company, Inc. (DE)

      18.   MetLife (India) Private Ltd. (India)

      19.   Metropolitan Marine Way Investments Limited (Canada)

      20.   MetLife Private Equity Holdings, LLC (DE)

      21.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      22.   Metropolitan Realty Management, Inc. (DE)

      23.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      24.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        25.   Bond Trust Account A (MA)

        26.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) LA Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and LA Investments, S.A. and
                  1% of MetLife Latin America Asesorias e Inversiones Limitada.

      27.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      28.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                 (3)   Reinsurance Group of America, Incorporated (MO) - (52.8%)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                        (b)   RGA Worldwide Reinsurance Company Ltd. (Barbados)

                        (c)   RGA Sigma Reinsurance SPC (Cayman Islands)

                        (d)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (e)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% of RGA Financial Group, L.L.C. is held by RGA Reinsurance Company (Barbados) Ltd. and 20% of RGA Financial Group, LLC is held by RGA Reinsurance Company

                        (f)   RGA Life Reinsurance Company of Canada (Canada)

                        (g)   RGA International Corporation (Nova Scotia)

                              (i)   RGA Financial Products Limited (Canada)

                        (h)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                        (i)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (j)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (k) General American Argentina Seguros de Vida, S.A. (Argentina)

                        (l)   RGA Technology Partners, Inc. (MO)

                        (m)   RGA International Reinsurance Company (Ireland)

                        (n)   RGA Capital Trust I

                        (o)   RGA Global Reinsurance, Ltd. (Bermuda)

      29.   Corporate Real Estate Holdings, LLC (DE)

      30. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      31.   MetLife Tower Resources Group, Inc. (DE)

      32.   Headland Development Corporation (CA)

      33.   Headland - Pacific Palisades, LLC (CA)

      34.   Headland Properties Associates (CA)

      35.   Krisman, Inc. (MO)

      36.   Special Multi-Asset Receivables Trust (DE)

      37.   White Oak Royalty Company (OK)

      38.   500 Grant Street GP LLC (DE)

      39. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      40.   MetLife Canada/MetVie Canada (Canada)

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X.    The Travelers Insurance Company (CT)

      1.    190 LaSalle Associates L.L.C. (DE) - 50% is owned by a third party

      2.    440 South LaSalle LLC (DE)

      3. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by a third party

      4. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 33% is owned by third party

      5. Pilgrim Alternative Investments Opportunity Fund III Associates, LLC (CT) - 33% is owned by third party

      6.    Pilgrim Investments Highland Park, LLC (CO)

      7.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      8.    Pilgrim Investments York Road, LLC(DE)

      9.   Euro TI Investments LLC (DE)

      10.   Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      11.   Hollow Creek, L.L.C. (CT/NC)

      12. One Financial Place Corporation (DE) - 100% is owned in the aggregate by The Travelers Insurance Company and The Travelers Life and Annuity Company.

            a)    One Financial Place, LP (DE)

      13. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by The Travelers Insurace Company and The Travelers Life and Annuity Company.

      14.   Plaza LLC (CT)

            a)    Travelers Asset Management International Company LLC
                  (NY)

            b)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of Alabama, Inc. (AL)

                  2) Tower Square Securities Insurance Agency of Massachusetts, Inc. (MA)

                  3) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  4) Tower Square Securities Insurance Agency of Ohio, Inc. (OH) (99%)

                  5)    Tower Square Securities Insurance Agency of
                        Texas, Inc. (TX)

            c)    Travelers Distribution LLC (DE)

            d)    Travelers Investment Advisers, Inc. (DE)

      15.   TIC European Real Estate LP, LLC (DE)

      16.   MetLife European Holdings, Inc. (DE)

      17.   Travelers European Investments LLC (CT)

      18.   Travelers International Investments Ltd. (Cayman Islands)

      19. Tribeca Citigroup Investments Ltd. (Cayman Islands) (68%) - 68% is owned by The Travelers Insurance Company, 4% is owned by The Travelers Life and Annuity Company and 28% is owned by a third party.

            a)    Tribeca Global Convertible Investments Ltd. (Cayman
                  Islands) (83%)

      20.   Trumbull Street Equity Investments LLC (DE)

            a) Tandem EGI/C Investments, L.P. (DE) - The General Partner is Trumbull Street Equity Investments LLC.

      21.   The Travelers Life and Annuity Company (CT)

            a)    Euro TL Investments LLC (DE)

            b)    SSB Private Selections, LLC (DE) (50%)

                  1)    Solomon Smith Barney Private Selection Fund I,
                        LLC (NY)

      22.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      23. TRAL & Co. (DE) - is a general partnership. Its partners are The Travelers Insurance Company and The Travelers Life and Annuity Company.

      24.   Tribeca Distressed Securities LLC (DE)

Y.    The Travelers Life & Annuity Reinsurance Company (SC)

Z.    Citicorp Life Insurance Company (AZ)

      1.    First Citicorp Life Insurance Company (NY)

      2.    Euro CL Investments LLC (DE)

AA.   Trumbull Street Investments LLC (DE)

BB.   MetLife Standby I, LLC (DE)

CC.   MetLife Exchange Trust I

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of January 31, 2006, there were 1,897 qualified contracts and 6,421 non-qualified contracts of Vintage Annuity offered by the Registrant.

ITEM 28. INDEMNIFICATION


The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.


Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.




Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)   Travelers Distribution LLC

      One Cityplace

      Hartford, CT 06199


Travelers Distribution LLC also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):


The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities,The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate

Account Six for Variable Annuities, The Travelers Separate Account
Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, Tactical Growth and Income Stock Account for Variable Annuities, Tactical Short-Term Bond Account for Variable Annuities and Tactical Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account,TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b) Travelers Distribution LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Travelers Distribution LLC. The principal business address for Travelers Distribution LLC is One Cityplace, Hartford, CT 06103-3415.



NAME AND PRINCIPAL                   POSITIONS AND OFFICES
BUSINESS ADDRESS                     WITH UNDERWRITER
------------------                   ---------------------
Leslie Sutherland                    President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Steven J. Brash                      Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Debora L. Buffington                 Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                     Vice President, National Accounts
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Anthony J. Dufault                   Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                 Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Elizabeth M. Forget                  Vice President and Chief Marketing Officer
260 Madison Avenue
New York, NY 10016

Helayne F. Klier                     Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Paul M. Kos                          Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. LaPiana                      Vice President, Life Insurance Distribution Division
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                   Vice President and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614

Robert H. Petersen                   Vice President and Chief Financial Officer
485-E U.S. Highway 1 South
4th Floor
Iselin, NJ 08830

Deron J. Richens                     Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul A. Smith                        Vice President
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Cathy Sturdivant                     Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                     Vice President
260 Madison Avenue
New York, NY 10016

Edward C. Wilson                     Vice President and Chief Distribution Officer
5 Park Plaza
Suite 1900
Irvine, CA 92614

Anthony J. Williamson                Treasurer
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

Michael K. Farrell                   Manager
10 Park Avenue
Morristown, NJ 07962

Craig W. Markham                     Manager
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                   Manager
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101

(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

             (1)                       (2)           (3)            (4)          (5)
                               Net Underwriting
                                Discounts and     Compensation   Brokerage      Other
Name of Principal Underwriter    Commissions     On Redemption  Commissions  Compensation
-----------------------------  ----------------  -------------  -----------  ------------
Travelers Distribution LLC       $ 94,264,724        $  0          $  0         $  0

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)   The Travelers Life and Annuity Company

      One Cityplace

      Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf, in the City of Boston, State of Massachusetts, on this 7th day of April, 2006.

                 THE TRAVELERS FUND BD II FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  (Depositor)

                                     By: /s/ HUGH C. MCHAFFIE
                                         ---------------------------------------
                                         Hugh C. McHaffie, Senior Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 7th day of April, 2006.

*C. ROBERT HENRIKSON          Director, Chairman, President and Chief Executive
----------------------------  Officer
(C. Robert Henrikson)

*STANLEY J. TALBI             Senior Vice President and Chief Financial Officer
----------------------------
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.     Senior Vice President and Chief Accounting Officer
----------------------------
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, JR.        Director
----------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                Director
----------------------------
(Lisa M. Weber)

By: /s/ John E. Connolly, Jr.
    -------------------------
    John E. Connolly, Jr., Attorney-in-Fact

* The Travelers Life and Annuity Company. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated herein by reference to Post-Effective Amendment No. 8 to the TLAC Variable Annuity Separate Account 2002 Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005.

                                  EXHIBIT INDEX

10(a)       Consent of KPMG LLP, Independent Registered Public Accounting Firm.

10(b)       Consent of Deloitte & Touche LLP, Independent Registered Public
            Accounting Firm.